UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.35%)
Consumer Discretionary (14.11%)
Advance Auto Parts Inc.	3,100	$180,110
AutoZone Inc. (a)	800	255,352
Bed Bath & Beyond Inc. (a)	2,800	160,468
Coach Inc.	4,500	233,235
Comcast Corp. Class A	16,300	340,670
DIRECTV Class A (a)	4,100	173,225
Dollar Tree Inc. (a)	1,300	97,643
Ford Motor Co. (a)	10,100	97,667
GAP Inc., The	8,700	141,288
General Motors Co. (a)	14,600	294,628
International Game Technology	5,800	84,274
Limited Brands Inc.	2,400	92,424
McDonald’s Corp.	2,600	228,332
Netflix Inc. (a)	1,000	113,160
Priceline.com Inc. (a)	600	269,676
Ross Stores Inc.	4,500	354,105
Starbucks Corp.	2,600	96,954
Target Corp.	3,400	166,736
Time Warner Inc.	11,100	332,667
TJX Companies Inc.	900	49,923
TRW Automotive Holdings Corp. (a)	4,500	147,285
Viacom Inc. Class B	4,700	182,078
Walt Disney Co., The	10,500	316,680
Wynn Resorts Ltd.	1,400	161,112

		4,569,692

Consumer Staples (8.10%)
Brown-Forman Corp. Class B	2,800	196,392
Coca-Cola Enterprises Inc.	4,800	119,424
Colgate-Palmolive Co.	2,100	186,228
CVS Caremark Corp.	12,000	402,960
Dr. Pepper Snapple Group Inc.	4,600	178,388
Estee Lauder Companies Inc. Class A, The	2,100	184,464
Green Mountain Coffee Roasters Inc. (a)	1,700	157,998
Philip Morris International Inc.	5,000	311,900
Procter & Gamble Co., The	2,800	176,904
Sysco Corp.	5,300	137,270
Wal-Mart Stores Inc.	11,000	570,900

		2,622,828

Energy (12.24%)
Anadarko Petroleum Corp.	4,500	283,725
Apache Corp.	3,800	304,912
Chevron Corp.	5,700	527,364
Cimarex Energy Co.	1,400	77,980
ConocoPhillips	2,800	177,296
Diamond Offshore Drilling Inc.	2,100	114,954
El Paso Corp.	5,500	96,140
EQT Corp.	5,800	309,488
Exxon Mobil Corp.	7,200	522,936
Halliburton Co.	5,100	155,652
Nabors Industries Ltd. (a)	4,700	57,622
Newfield Exploration Co. (a)	7,600	301,644
Occidental Petroleum Corp.	8,400	600,600

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
SM Energy Co.	1,500	$90,975
Southwestern Energy Co. (a)	5,700	189,981
Williams Companies Inc., The	6,300	153,342

		3,964,611

Financials (12.19%)
ACE Ltd.	5,600	339,360
Aflac Inc.	9,000	314,550
Ameriprise Financial Inc.	7,900	310,944
Axis Capital Holdings Ltd.	2,700	70,038
Bank of America Corp.	48,700	298,044
CIT Group Inc. (a)	10,000	303,700
Discover Financial Services	7,000	160,580
Franklin Resources Inc.	4,800	459,072
JPMorgan Chase & Co.	10,700	322,284
MetLife Inc.	11,800	330,518
Moody’s Corp.	4,500	137,025
Travelers Companies Inc., The	10,100	492,173
Wells Fargo & Co.	17,000	410,040

		3,948,328

Health Care (12.97%)
Abbott Laboratories	5,800	296,612
Agilent Technologies Inc. (a)	2,800	87,500
Allergan Inc.	2,800	230,664
AmerisourceBergen Corp.	5,700	212,439
Becton, Dickinson and Co.	2,300	168,636
Biogen Idec Inc. (a)	1,900	176,985
Bristol-Myers Squibb Co.	12,071	378,788
Covidien PLC	7,200	317,520
CR Bard Inc.	2,100	183,834
DaVita Inc. (a)	1,200	75,204
Intuitive Surgical Inc. (a)	300	109,284
Johnson & Johnson	9,800	624,358
Medtronic Inc.	4,100	136,284
Merck & Co. Inc.	6,200	202,802
Pfizer Inc.	28,600	505,648
Quest Diagnostics Inc.	3,200	157,952
Teva Pharmaceutical Industries Ltd. Sponsored ADR	9,000	334,980

		4,199,490

Industrials (10.56%)
3M Co.	2,100	150,759
Boeing Co., The	6,900	417,519
CSX Corp.	7,400	138,158
Cummins Inc.	1,900	155,154
Deere & Co.	2,300	148,511
General Dynamics Corp.	2,400	136,536
General Electric Co.	10,400	158,496
Honeywell International Inc.	7,200	316,152
ITT Corp.	11,300	474,600
Lockheed Martin Corp.	2,500	181,600
Northrop Grumman Corp.	2,700	140,832
Raytheon Co.	3,100	126,697

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Tyco International Ltd.	3,800	$154,850
Union Pacific Corp.	5,900	481,853
WW Grainger Inc.	1,600	239,264

		3,420,981

Information Technology (19.12%)
Altera Corp.	4,700	148,191
Apple Inc. (a)	1,400	533,652
Atmel Corp. (a)	20,700	167,049
Cisco Systems Inc.	8,500	131,665
Cognizant Technology Solutions Corp. Class A (a)	2,500	156,750
Dell Inc. (a)	45,900	649,485
F5 Networks Inc. (a)	3,400	241,570
First Solar Inc. (a)	1,400	88,494
Google Inc. Class A (a)	450	231,471
Hewlett-Packard Co.	3,800	85,310
Intel Corp.	23,400	499,122
International Business Machines Corp.	1,900	332,557
JDS Uniphase Corp. (a)	11,100	110,667
Lam Research Corp. (a)	2,800	106,344
Linear Technology Corp.	2,900	80,185
MasterCard Inc. Class A	800	253,728
Microsoft Corp.	18,900	470,421
Oracle Corp.	17,600	505,824
Red Hat Inc. (a)	4,100	173,266
SanDisk Corp. (a)	4,700	189,645
TE Connectivity Ltd.	11,100	312,354
Visa Inc. Class A	2,100	180,012
VMware Inc. Class A (a)	2,900	233,102
Western Union Co.	9,200	140,668
Xilinx Inc.	6,200	170,128

		6,191,660

Materials (4.41%)
Alcoa Inc.	8,500	81,345
CF Industries Holdings Inc.	1,000	123,390
Crown Holdings Inc. (a)	5,000	153,050
Dow Chemical Co., The	12,800	287,488
E.I. du Pont de Nemours & Co.	7,500	299,775
Freeport-McMoRan Copper & Gold Inc.	5,000	152,250
International Paper Co.	6,500	151,125
Sherwin-Williams Co., The	2,400	178,368

		1,426,791

Telecommunication Services (2.00%)
AT&T Inc.	17,400	496,248
MetroPCS Communications Inc. (a)	17,500	152,425

		648,673

Utilities (2.65%)
American Electric Power Company Inc.	9,000	342,180
Dominion Resources Inc.	3,600	182,772

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Sempra Energy	6,500	$334,750

		859,702

Total Common Stocks
(cost $33,343,941)		31,852,756

Short-term Investments (1.14%)
JPMorgan U.S. Government Money Market Fund	370,186	370,186

Total Short-term Investments
(cost $370,186)		370,186

TOTAL INVESTMENTS (99.49%)
(cost $33,714,127)		32,222,942
OTHER ASSETS, NET OF LIABILITIES (0.51%)		164,693

NET ASSETS (100.00%)		$32,387,635

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.49%)
Consumer Discretionary (13.88%)
Abercrombie & Fitch Co. Class A	4,310	$265,324
Blyth Inc.	3,400	188,530
Cinemark Holdings Inc.	5,700	107,616
Cost Plus Inc. (a)	20,100	126,630
Dick’s Sporting Goods Inc. (a)	5,470	183,026
Dillard’s Inc. Class A	5,200	226,096
Discovery Communications Inc. Class A (a)	4,940	185,843
Domino’s Pizza Inc. (a)	7,900	215,275
Foot Locker Inc.	7,460	149,871
Fossil Inc. (a)	1,140	92,408
Genesco Inc. (a)	2,700	139,131
Gentex Corp.	7,460	179,413
GNC Acquisition Holdings Inc. Class A (a)	3,930	79,072
Jarden Corp.	6,120	172,951
Macy’s Inc.	12,900	339,528
Modine Manufacturing Co. (a)	9,400	85,164
Nordstrom Inc.	5,190	237,079
Pep Boys-Manny, Moe & Jack, The	11,200	110,544
Pier 1 Imports Inc. (a)	21,400	209,292
Ralph Lauren Corp.	1,820	236,054
Saga Communications Inc. Class A (a)	6,400	188,864
Sally Beauty Holdings Inc. (a)	15,800	262,280
Scripps Networks Interactive Class A	4,620	171,725
Sinclair Broadcast Group Inc. Class A	25,900	185,703
Town Sports International Holdings Inc. (a)	21,700	157,542
Tractor Supply Co.	1,320	82,566
Under Armour Inc. Class A (a)	1,990	132,156
Valassis Communications Inc. (a)	5,100	95,575

		4,805,258

Consumer Staples (4.00%)
Church & Dwight Co. Inc.	3,600	159,120
Corn Products International Inc.	4,040	158,530
Darling International Inc. (a)	11,960	150,576
Elizabeth Arden Inc. (a)	5,900	167,796
Fresh Del Monte Produce Inc.	5,900	136,880
Hansen Natural Corp. (a)	2,380	207,750
Omega Protein Corp. (a)	12,000	108,960
Pantry Inc., The (a)	8,600	104,318
Ruddick Corp.	4,900	191,051

		1,384,981

Energy (8.09%)
Baker Hughes Inc.	5,020	231,723
Complete Production Services Inc. (a)	6,400	120,640
Energy XXI (Bermuda) Ltd. (a)	10,230	219,434
Ensco PLC Sponsored ADR	5,270	213,066
Helix Energy Solutions Group Inc. (a)	10,900	142,790
Hercules Offshore Inc. (a)	71,500	208,780
Key Energy Services Inc. (a)	21,110	200,334
Knightsbridge Tankers Ltd.	9,100	150,605
McDermott International Inc. (a)	11,480	123,525

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Noble Energy Inc.	3,870	$273,996
Pioneer Drilling Co. (a)	16,700	119,906
Plains Exploration & Production Co. (a)	9,840	223,466
SM Energy Co.	3,550	215,308
Swift Energy Co. (a)	3,100	75,454
Weatherford International Ltd. (a)	18,980	231,746
Westmoreland Coal Co. (a)	6,400	49,663

		2,800,436

Financials (24.38%)
Advance America Cash Advance Centers Inc.	29,400	216,384
Affiliated Managers Group Inc. (a)	3,380	263,809
Ameriprise Financial Inc.	7,760	305,434
AmTrust Financial Services Inc.	8,600	191,436
Argo Group International Holdings Ltd.	4,900	139,013
Armour Residential REIT Inc.	28,100	191,080
BancFirst Corp.	2,600	86,216
Bancorp Inc., The (a)	11,100	79,476
BioMed Realty Trust Inc.	10,930	181,110
Calamos Asset Management Inc. Class A	6,700	67,067
Cardinal Financial Corp.	16,400	141,368
CB Richard Ellis Group Inc. Class A (a)	17,440	234,742
City Holding Co.	5,900	159,241
CNO Financial Group Inc. (a)	28,600	154,726
East West Bancorp Inc.	8,520	127,033
Employers Holdings Inc.	14,100	179,916
ESSA Bancorp Inc.	9,232	97,028
EZCORP Inc. Class A (a)	9,100	259,714
First Industrial Realty Trust Inc. (a)	33,700	269,600
First Niagara Financial Group Inc.	14,620	133,773
Franklin Resources Inc.	2,800	267,792
Gramercy Capital Corp. (a)	46,300	145,382
Infinity Property & Casualty Corp.	3,600	188,928
Interactive Brokers Group Inc. Class A	10,000	139,300
IntercontinentalExchange Inc. (a)	2,260	267,268
iStar Financial Inc. (a)	24,300	141,426
Jones Lang LaSalle Inc.	2,680	138,851
Kemper Corp.	7,300	174,908
Meadowbrook Insurance Group Inc.	15,900	141,669
Merchants Bancshares Inc.	2,200	58,916
MPG Office Trust Inc. (a)	57,200	120,692
MSCI Inc. Class A (a)	2,400	72,792
Nelnet Inc. Class A	7,900	148,362
Newcastle Investment Corp.	31,500	128,205
Ocwen Financial Corp. (a)	13,900	183,619
One Liberty Properties Inc.	20,763	304,386
PNC Financial Services Group Inc.	2,450	118,066
ProAssurance Corp.	2,700	194,454
Raymond James Financial Inc.	7,220	187,431
Republic Bancorp Inc. Class A	4,400	77,924
Retail Opportunity Investments Corp.	18,400	203,872
RLI Corp.	2,600	165,308
Sabra Health Care REIT Inc.	5,300	50,562

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Safety Insurance Group Inc.	6,000	$226,980
Signature Bank (a)	3,790	180,897
SVB Financial Group (a)	4,820	178,340
United Community Banks Inc. (a)	13,140	111,559
United Financial Bancorp Inc.	11,700	160,173
Universal Insurance Holdings Inc.	18,400	70,840
Weingarten Realty Investors	5,021	106,295
Winthrop Realty Trust	13,000	112,970
World Acceptance Corp. (a)	3,400	190,228

		8,436,561

Health Care (8.16%)
Agilent Technologies Inc. (a)	5,940	185,625
Alexion Pharmaceuticals Inc. (a)	2,280	146,057
AmerisourceBergen Corp.	5,640	210,203
Cooper Companies Inc., The	2,470	195,500
Health Management Associates Inc. Class A (a)	15,150	104,838
Healthspring Inc. (a)	15,000	546,900
Invacare Corp.	3,400	78,336
Kindred Healthcare Inc. (a)	8,700	74,994
Masimo Corp.	5,470	118,426
Medicines Co., The (a)	11,800	175,584
Perrigo Co.	3,320	322,405
PharMerica Corp. (a)	4,400	62,788
Shire PLC ADR	1,350	126,806
SXC Health Solutions Corp. (a)	2,870	159,859
Triple-S Management Corp. Class B (a)	5,300	88,775
U.S. Physical Therapy Inc.	4,600	85,192
Valeant Pharmaceuticals International Inc.	3,820	141,798

		2,824,086

Industrials (15.15%)
Alaska Air Group Inc. (a)	3,400	191,386
AMERCO (a)	2,300	143,635
Arkansas Best Corp.	7,400	119,510
BE Aerospace Inc. (a)	7,530	249,318
Ceradyne Inc. (a)	8,100	217,809
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	9,850	282,006
CSX Corp.	8,450	157,762
Cummins Inc.	1,450	118,407
Curtiss-Wright Corp.	4,000	115,320
Dycom Industries Inc. (a)	10,300	157,590
Eaton Corp.	6,030	214,065
Esterline Technologies Corp. (a)	4,700	243,648
Expeditors International of Washington Inc.	3,670	148,818
Fluor Corp.	1,600	74,480
Genesee & Wyoming Inc. Class A (a)	1,960	91,179
Goodrich Corp.	1,240	149,643
Hertz Global Holdings Inc. (a)	12,490	111,161
International Shipholding Corp.	4,800	88,752
Joy Global Inc.	4,470	278,839
Kennametal Inc.	5,600	183,344

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Layne Christensen Co. (a)	5,700	$131,670
Lydall Inc. (a)	15,000	133,500
MasTec Inc. (a)	13,000	228,930
Mueller Industries Inc.	4,700	181,373
Multi-Color Corp.	7,700	173,943
Precision Castparts Corp.	1,405	218,421
SkyWest Inc.	8,200	94,382
Snap-on Inc.	1,930	85,692
Standex International Corp.	2,900	90,277
Timken Co., The	7,850	257,637
UniFirst Corp.	3,700	167,573
WABCO Holdings Inc. (a)	3,820	144,625

		5,244,695

Information Technology (12.57%)
Alliance Data Systems Corp. (a)	3,640	337,428
Altera Corp.	3,200	100,896
Autodesk Inc. (a)	5,080	141,122
Avago Technologies Ltd.	5,770	189,083
Brightpoint Inc. (a)	15,400	141,834
Broadcom Corp. Class A (a)	2,955	98,372
Brooks Automation Inc.	13,600	110,840
CACI International Inc. Class A (a)	3,500	174,790
Check Point Software Technologies Ltd. (a)	3,065	161,709
Citrix Systems Inc. (a)	2,350	128,146
Cognizant Technology Solutions Corp. Class A (a)	3,450	216,315
Coherent Inc. (a)	1,660	71,314
Cypress Semiconductor Corp. (a)	5,560	83,233
EMCORE Corp. (a)	90,200	89,298
F5 Networks Inc. (a)	1,740	123,627
Globecomm Systems Inc. (a)	9,100	122,941
Insight Enterprises Inc. (a)	10,900	165,026
Intuit Inc. (a)	4,300	203,992
MICROS Systems Inc. (a)	2,730	119,874
NetApp Inc. (a)	2,160	73,310
OSI Systems Inc. (a)	5,300	177,656
Photronics Inc. (a)	35,700	177,786
Polycom Inc. (a)	7,460	137,040
Red Hat Inc. (a)	2,500	105,650
Richardson Electronics Ltd.	26,000	353,860
Riverbed Technology Inc. (a)	5,710	113,972
Rovi Corp. (a)	2,520	108,310
TIBCO Software Inc. (a)	4,840	108,368
Trimble Navigation Ltd. (a)	3,670	123,128
Wright Express Corp. (a)	2,440	92,818

		4,351,738

Materials (4.57%)
Allegheny Technologies Inc.	3,770	139,452
AuRico Gold Inc. (a)	12,710	119,474
Cabot Corp.	2,530	62,693
International Flavors & Fragrances Inc.	2,440	137,177
Kaiser Aluminum Corp.	3,600	159,408

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
P. H. Glatfelter Co.	12,100	$159,841
Quaker Chemical Corp.	4,900	127,008
Rock-Tenn Co. Class A	3,500	170,380
Rockwood Holdings Inc. (a)	3,110	104,776
Westlake Chemical Corp.	4,700	161,116
Yamana Gold Inc.	17,640	240,963

		1,582,288

Telecommunication Services (2.17%)
American Tower Corp. Class A (a)	2,170	116,746
General Communication Inc. Class A (a)	18,800	154,160
IDT Corp. Class B	10,800	220,320
SBA Communications Corp. Class A (a)	3,380	116,542
Vonage Holdings Corp. (a)	55,100	143,260

		751,028

Utilities (4.52%)
AES Corp., The (a)	32,130	313,589
American Water Works Co. Inc.	4,420	133,396
Chesapeake Utilities Corp.	3,800	152,418
El Paso Electric Co.	7,300	234,257
ITC Holdings Corp.	3,145	243,517
Laclede Group Inc., The	4,100	158,875
NiSource Inc.	10,460	223,635
Xcel Energy Inc.	4,150	102,464

		1,562,151

Total Common Stocks
(cost $35,491,340)		33,743,222

Registered Investment Companies (0.42%)
Financials (0.42%)
Arlington Asset Investment Corp. Class A	6,100	146,705

Total Registered Investment Companies
(cost $121,132)		146,705

	Shares	Value
Short-term Investments (1.81%)
JPMorgan U.S. Government Money Market Fund	625,764	$625,764

Total Short-term Investments
(cost $625,764)		625,764

TOTAL INVESTMENTS (99.72%)
(cost $36,238,236)		34,515,691
OTHER ASSETS, NET OF LIABILITIES (0.28%)		97,783

NET ASSETS (100.00%)		$34,613,474

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (a) (94.64%)
Argentina (1.14%)
Arcos Dorados Holdings Inc. Class A	6,967	$161,565
MercadoLibre Inc.	3,753	201,724

		363,289

Australia (0.95%)
BHP Billiton PLC	11,308	302,081

Austria (0.51%)
Erste Group Bank AG	6,340	161,695

Belgium (2.16%)
Anheuser-Busch InBev NV	12,961	687,959

Brazil (3.20%)
Anhanguera Educacional Participacoes SA	7,600	97,817
BR Malls Participacoes SA	22,300	227,833
Itau Unibanco Holding SA ADR	17,080	265,082
OGX Petroleo e Gas Participacoes SA (b)	70,100	428,746

		1,019,478

Canada (3.62%)
Canadian National Railway Co.	6,541	435,500
Imax Corp. (b)	5,798	83,955
Pacific Rubiales Energy Corp.	14,355	304,114
Potash Corporation of Saskatchewan Inc.	7,637	330,071

		1,153,640

China (3.70%)
Baidu Inc. Sponsored ADR (b)	3,454	369,267
China Life Insurance Co. Ltd. H	54,000	127,732
China Mobile Ltd.	31,000	303,034
China Pacific Insurance (Group) Company Ltd. H	8,200	23,633
PetroChina Company Ltd. H	166,000	200,659
SINA Corp. (b)	2,135	152,887

		1,177,212

Denmark (3.38%)
A P Moller-Maersk A/S Class B	23	135,107
Novo Nordisk A/S Class B	7,639	761,869
Novozymes A/S B Shares	1,251	177,865

		1,074,841

France (8.75%)
Accor SA	2,725	72,562
AXA SA	14,732	191,661
Compagnie de Saint-Gobain	3,212	122,542
DANONE SA	4,916	302,203
Essilor International SA	1,155	83,059
JC Decaux SA (b)	6,500	161,322
L’Oreal SA	2,200	214,616
Pernod Ricard SA	6,677	522,760

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Publicis Groupe	4,073	$169,992
Schneider Electric SA	13,140	703,194
Unibail-Rodamco SE	1,353	241,425

		2,785,336

Germany (6.12%)
Adidas AG	4,363	265,514
Allianz SE Reg.	2,129	199,549
BASF SE	2,889	176,129
Bayerische Motoren Werke (BMW) AG	4,216	278,514
Daimler AG Registered Shares	4,439	197,422
Infineon Technologies AG	15,601	115,113
Linde AG	2,746	367,452
SAP AG	3,408	173,407
Siemens AG Reg.	1,957	176,072

		1,949,172

Hong Kong (5.18%)
Belle International Holdings Ltd.	106,000	183,281
Cheung Kong Holdings Ltd.	23,000	249,334
China Unicom (Hong Kong) Ltd.	216,000	439,693
CNOOC Ltd.	99,000	159,182
Hang Lung Properties Ltd.	99,000	295,193
Li & Fung Ltd.	192,000	321,821

		1,648,504

India (0.63%)
ICICI Bank Ltd. Sponsored ADR	5,742	199,362

Ireland (1.05%)
Accenture PLC Class A	5,164	272,040
CRH PLC	4,073	63,341

		335,381

Italy (0.17%)
Prada SpA (b)	12,700	53,492

Japan (9.16%)
Canon Inc.	10,500	476,763
DeNA Co. Ltd.	3,300	138,242
Fanuc Corp.	5,600	771,377
Honda Motor Co. Ltd.	5,600	164,051
Hoya Corp.	8,300	192,432
Japan Tobacco Inc.	79	369,527
Komatsu Ltd.	13,500	291,061
Marubeni Corp.	29,000	161,935
Sumitomo Realty & Development Co. Ltd.	9,000	173,007
Yamada Denki Co. Ltd.	2,580	179,437

		2,917,832

Luxembourg (1.30%)
Millicom International Cellular S.A.	4,181	414,337

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (1.68%)
Genting Berhad	98,400	$278,291
Sime Darby Berhad	98,000	257,459

		535,750

Mexico (0.52%)
Wal-Mart de Mexico SAB de CV	72,600	166,470

Netherlands (3.74%)
ASML Holding NV	14,886	514,734
Royal Dutch Shell PLC Class A	9,266	285,738
Sensata Technologies Holding NV (b)	11,846	313,445
Yandex NV Class A (b)	3,752	76,578

		1,190,495

Norway (0.66%)
Statoil ASA	9,800	210,287

Singapore (2.04%)
DBS Group Holdings Ltd.	20,516	183,968
Genting Singapore PLC (b)	201,000	233,389
United Overseas Bank Ltd.	17,974	231,124

		648,481

Spain (2.04%)
Banco Santander SA (Madrid)	17,083	139,669
Industria de Diseno Textil SA	3,735	318,839
Telefonica SA	9,963	190,939

		649,447

Sweden (3.25%)
Atlas Copco AB Class A	20,900	369,941
Hennes & Mauritz AB (H&M) B Shares	5,095	152,554
Investor AB B Shares	9,000	158,378
Sandvik AB	17,098	197,024
Volvo AB B Shares	16,000	157,180

		1,035,077

Switzerland (11.27%)
ABB Ltd. Reg. (b)	13,723	234,744
Compagnie Financiere Richemont SA Class A	5,151	229,453
Holcim Ltd. Reg. (b)	4,123	218,799
Julius Baer Group Ltd. (b)	11,555	386,147
Nestle SA Reg.	12,750	701,921
Novartis AG	2,313	129,208
Roche Holding AG	5,196	839,217
Swatch Group AG, The	1,088	357,978
Syngenta AG Reg. (b)	1,016	264,026
UBS AG Reg. (b)	19,707	225,419

		3,586,912

Taiwan (2.01%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	55,958	639,600

	Shares	Value
Common Stocks (Cont.)
United Kingdom (15.66%)
Anglo American PLC	9,333	$321,158
ARM Holdings PLC	27,717	237,026
BG Group PLC	14,994	286,964
British American Tobacco PLC	10,214	431,289
British Sky Broadcasting Group PLC	34,839	358,812
Diageo PLC	18,721	356,946
Experian PLC	24,216	271,840
Imperial Tobacco Group PLC	9,437	318,476
Reed Elsevier PLC	23,366	178,890
Rolls-Royce Holdings PLC (b)	44,096	405,364
Shire PLC	9,653	301,025
Standard Chartered PLC	34,609	690,483
Tullow Oil PLC	15,540	314,283
Xstrata PLC	40,552	512,083

		4,984,639

United States (0.75%)
Wynn Resorts Ltd.	2,087	240,172

Total Common Stocks
(cost $32,854,076)		30,130,941

Preferred Stocks (a) (3.03%)
Brazil (3.03%)
Banco Bradesco SA Pfd.	22,868	337,016
Petroleo Brasileiro SA Pfd.	31,300	317,952
Suzano Papel e Celulose SA	27,250	121,159
Vale SA Pfd. Class A	9,000	187,778

		963,905

Total Preferred Stocks
(cost $1,538,616)		963,905

Short-term Investments (2.62%)
State Street Institutional U.S. Government Money Market Fund	833,981	833,981

Total Short-term Investments
(cost $833,981)		833,981

TOTAL INVESTMENTS (100.29%)
(cost $35,226,673)		31,928,827
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.29%)		(92,980)

NET ASSETS (100.00%)		$31,835,847

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$7,097,422	22.23
British Pound	5,286,720	16.56
United States Dollar	4,989,566	15.63
Swiss Franc	3,586,912	11.23
Japanese Yen	2,917,832	9.14
Hong Kong Dollar	2,357,054	7.38
Brazilian Real	1,718,301	5.38
Danish Krone	1,074,841	3.37
Swedish Krona	1,035,077	3.24
Singapore Dollar	648,481	2.03
Malaysian Ringgit	535,750	1.68
Canadian Dollar	304,114	0.95
Norwegian Krone	210,287	0.66
Mexican Peso	166,470	0.52

Total Investments	$31,928,827	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Industrials	$5,003,785	15.72
Consumer Discretionary	4,739,123	14.89
Financials	4,707,710	14.79
Consumer Staples	4,072,167	12.79
Information Technology	3,559,813	11.18
Materials	3,041,942	9.55
Energy	2,507,925	7.88
Health Care	2,114,378	6.64
Telecommunication Services	1,348,003	4.23

Total Stocks	31,094,846	97.67
Short-term Investments	833,981	2.62
Liabilities, Net of Cash and Other Assets	(92,980)	(0.29)

Net Assets	$31,835,847	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (99.23%)
Consumer Discretionary (10.58%)
Abercrombie & Fitch Co. Class A	3,512	$216,199
Amazon.com Inc. (a)	14,478	3,130,578
Apollo Group Inc. Class A (a)	4,872	192,980
AutoNation Inc. (a)	1,977	64,806
AutoZone Inc. (a)	1,156	368,984
Bed Bath & Beyond Inc. (a)	9,836	563,701
Best Buy Company Inc.	12,080	281,464
Big Lots Inc. (a)	2,615	91,080
Cablevision Systems Corp. Class A	9,042	142,231
CarMax Inc. (a)	8,907	212,432
Carnival Corp.	18,394	557,338
CBS Corp. Class B	26,708	544,309
Chipotle Mexican Grill Inc. (a)	1,235	374,143
Coach Inc.	11,528	597,496
Comcast Corp. Class A	109,949	2,297,934
Darden Restaurants Inc.	5,308	226,917
DeVry Inc.	2,481	91,698
DIRECTV Class A (a)	29,447	1,244,136
Discovery Communications Inc. Class A (a)	10,917	410,698
DR Horton Inc.	11,205	101,293
Expedia Inc.	7,925	204,069
Family Dollar Stores Inc.	4,870	247,688
Ford Motor Co. (a)	150,966	1,459,841
Fortune Brands Inc.	6,112	330,537
GameStop Corp. Class A (a)	5,692	131,485
Gannett Co. Inc.	9,858	93,947
GAP Inc., The	13,838	224,729
Genuine Parts Co.	6,336	321,869
Goodyear Tire & Rubber Co., The (a)	9,731	98,186
H&R Block Inc.	12,319	163,966
Harley-Davidson Inc.	9,458	324,693
Harman International Industries Inc.	2,803	80,110
Hasbro Inc.	4,823	157,278
Home Depot Inc.	62,392	2,050,825
International Game Technology	11,876	172,558
Interpublic Group of Companies Inc., The	19,086	137,419
J.C. Penney Company Inc.	5,700	152,646
Johnson Controls Inc.	27,154	716,051
Kohl’s Corp.	11,285	554,094
Leggett & Platt Inc.	5,759	113,971
Lennar Corp.	6,691	90,596
Limited Brands Inc.	9,876	380,325
Lowe’s Companies Inc.	50,276	972,338
Macy’s Inc.	17,170	451,914
Marriott International Inc. Class A	11,373	309,801
Mattel Inc.	13,854	358,680
McDonald’s Corp.	41,152	3,613,969
McGraw-Hill Companies Inc., The	12,017	492,697
Netflix Inc. (a)	2,089	236,391
Newell Rubbermaid Inc.	11,541	136,992
News Corp. Class A	90,828	1,405,109
NIKE Inc. Class B	15,182	1,298,213
Nordstrom Inc.	6,530	298,290
Omnicom Group Inc.	11,169	411,466
O’Reilly Automotive Inc. (a)	5,513	367,331

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Priceline.com Inc. (a)	1,988	$893,526
Pulte Group Inc. (a)	14,138	55,845
Ralph Lauren Corp.	2,569	333,199
Ross Stores Inc.	4,681	368,348
Scripps Networks Interactive Class A	3,899	144,926
Sears Holdings Corp. (a)	1,535	88,293
Staples Inc.	28,438	378,225
Starbucks Corp.	29,748	1,109,303
Starwood Hotels & Resorts Worldwide Inc.	7,665	297,555
Target Corp.	26,932	1,320,745
Tiffany & Co.	5,082	309,087
Time Warner Cable Inc.	12,970	812,830
Time Warner Inc.	41,671	1,248,880
TJX Companies Inc.	15,195	842,867
Urban Outfitters Inc. (a)	4,892	109,189
VF Corp.	3,442	418,272
Viacom Inc. Class B	22,918	887,843
Walt Disney Co., The	74,027	2,232,654
Washington Post Co., The	198	64,740
Whirlpool Corp.	3,043	151,876
Wyndham Worldwide Corp.	6,718	191,530
Wynn Resorts Ltd.	3,180	365,954
Yum! Brands Inc.	18,449	911,198

		43,807,376

Consumer Staples (11.59%)
Altria Group Inc.	82,611	2,214,801
Archer-Daniels-Midland Co.	26,927	668,059
Avon Products Inc.	17,300	339,080
Brown-Forman Corp. Class B	4,082	286,311
Campbell Soup Co.	7,116	230,345
Clorox Co., The	5,337	354,003
Coca-Cola Co., The	91,559	6,185,726
Coca-Cola Enterprises Inc.	12,722	316,523
Colgate-Palmolive Co.	19,433	1,723,318
ConAgra Foods Inc.	16,538	400,550
Constellation Brands Inc. (a)	7,362	132,516
Costco Wholesale Corp.	17,487	1,436,032
CVS Caremark Corp.	53,639	1,801,198
Dean Foods Co. (a)	6,949	61,638
Dr. Pepper Snapple Group Inc.	8,653	335,563
Estee Lauder Companies Inc. Class A, The	4,575	401,868
General Mills Inc.	25,749	990,564
H.J. Heinz Co.	12,740	643,115
Hershey Co., The	6,125	362,845
Hormel Foods Corp.	5,424	146,556
J.M. Smucker Co., The	4,541	330,993
Kellogg Co.	10,005	532,166
Kimberly-Clark Corp.	15,553	1,104,419
Kraft Foods Inc. Class A	70,397	2,363,931
Kroger Co., The	23,941	525,744
Lorillard Inc.	5,521	611,175
McCormick & Co. Inc.	5,320	245,571
Mead Johnson Nutrition Co. Class A	8,111	558,280

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Molson Coors Brewing Co. Class B	6,496	$257,307
PepsiCo Inc.	63,098	3,905,766
Philip Morris International Inc.	70,058	4,370,218
Procter & Gamble Co., The	109,595	6,924,212
Reynolds American Inc.	13,541	507,517
Safeway Inc.	14,146	235,248
Sara Lee Corp.	23,456	383,506
Supervalu Inc.	8,635	57,509
Sysco Corp.	23,584	610,826
Tyson Foods Inc.	11,868	206,028
Walgreen Co.	36,113	1,187,757
Wal-Mart Stores Inc.	70,109	3,638,657
Whole Foods Market Inc.	6,267	409,300

		47,996,741

Energy (11.53%)
Alpha Natural Resources Inc. (a)	9,152	161,899
Anadarko Petroleum Corp.	19,775	1,246,814
Apache Corp.	15,347	1,231,443
Baker Hughes Inc.	17,400	803,184
Cabot Oil & Gas Corp.	4,138	256,184
Cameron International Corp. (a)	9,791	406,718
Chesapeake Energy Corp.	26,199	669,384
Chevron Corp.	79,904	7,392,718
ConocoPhillips	54,763	3,467,593
CONSOL Energy Inc.	9,017	305,947
Denbury Resources Inc. (a)	15,720	180,780
Devon Energy Corp.	16,612	920,969
Diamond Offshore Drilling Inc.	2,801	153,327
El Paso Corp.	30,389	531,200
EOG Resources Inc.	10,727	761,724
EQT Corp.	5,883	313,917
Exxon Mobil Corp.	193,926	14,084,845
FMC Technologies Inc. (a)	9,667	363,479
Halliburton Co.	36,641	1,118,283
Helmerich & Payne Inc.	4,342	176,285
Hess Corp.	12,101	634,818
Marathon Oil Corp.	28,520	615,462
Marathon Petroleum Corp.	14,206	384,414
Murphy Oil Corp.	7,745	342,019
Nabors Industries Ltd. (a)	11,623	142,498
National-Oilwell Varco Inc.	16,937	867,513
Newfield Exploration Co. (a)	5,290	209,960
Noble Corp. (a)	9,880	289,978
Noble Energy Inc.	6,982	494,326
Occidental Petroleum Corp.	32,431	2,318,816
Peabody Energy Corp.	10,682	361,906
Pioneer Natural Resources Co.	4,645	305,502
QEP Resources Inc.	6,895	186,648
Range Resources Corp.	6,348	371,104
Rowan Companies Inc. (a)	4,991	150,678
Schlumberger Ltd.	53,820	3,214,669
Southwestern Energy Co. (a)	13,824	460,754
Spectra Energy Corp.	26,031	638,540
Sunoco Inc.	4,847	150,305
Tesoro Corp. (a)	5,706	111,096

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	22,839	$406,077
Williams Companies Inc., The	23,554	573,307

		47,777,083

Financials (13.48%)
ACE Ltd.	13,513	818,888
Aflac Inc.	18,697	653,460
Allstate Corp., The	20,605	488,132
American Express Co.	41,424	1,859,938
American International Group Inc. (a)	17,509	384,323
Ameriprise Financial Inc.	9,416	370,614
Aon Corp.	13,030	546,999
Apartment Investment and Management Co.	4,765	105,402
Assurant Inc.	3,768	134,894
AvalonBay Communities Inc.	3,740	426,547
Bank of America Corp.	404,178	2,473,569
Bank of New York Mellon Corp.	49,219	914,981
BB&T Corp.	27,892	594,936
Berkshire Hathaway Inc. Class B (a)	70,121	4,981,396
BlackRock Inc.	3,991	590,708
Boston Properties Inc.	5,858	521,948
Capital One Financial Corp.	18,315	725,823
CB Richard Ellis Group Inc. Class A (a)	12,863	173,136
Charles Schwab Corp., The	42,861	483,043
Chubb Corp., The	11,404	684,126
Cincinnati Financial Corp.	6,656	175,252
Citigroup Inc.	116,455	2,983,577
CME Group Inc.	2,662	655,917
Comerica Inc.	7,953	182,680
Discover Financial Services	21,884	502,019
E*TRADE Financial Corp. (a)	9,863	89,852
Equity Residential	11,803	612,222
Federated Investors Inc. Class B	3,832	67,175
Fifth Third Bancorp	36,695	370,620
First Horizon National Corp.	10,847	64,648
Franklin Resources Inc.	5,753	550,217
Genworth Financial Inc. Class A (a)	20,008	114,846
Goldman Sachs Group Inc., The	20,174	1,907,452
Hartford Financial Services Group Inc.	17,898	288,874
HCP Inc.	16,100	564,466
Healthcare Realty Trust Inc.	7,002	327,694
Host Hotels & Resorts Inc.	28,078	307,173
Hudson City Bancorp Inc.	21,240	120,218
Huntington Bancshares Inc.	34,400	165,120
IntercontinentalExchange Inc. (a)	2,942	347,921
Invesco Ltd.	18,307	283,942
Janus Capital Group Inc.	7,451	44,706
JPMorgan Chase & Co.	155,514	4,684,082
KeyCorp	37,976	225,198
Kimco Realty Corp.	16,045	241,156
Legg Mason Inc.	5,229	134,438
Leucadia National Corp.	7,710	174,863
Lincoln National Corp.	12,639	197,548
Loews Corp.	12,396	428,282
M&T Bank Corp.	5,035	351,946

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Marsh & McLennan Companies Inc.	21,699	$575,891
MetLife Inc.	41,990	1,176,140
Moody’s Corp.	7,976	242,869
Morgan Stanley	58,857	794,570
NASDAQ OMX Group Inc., The (a)	5,085	117,667
Northern Trust Corp.	9,476	331,470
NYSE Euronext	10,363	240,836
People’s United Financial Inc.	15,168	172,915
Plum Creek Timber Co. Inc.	6,483	225,025
PNC Financial Services Group Inc.	21,059	1,014,833
Principal Financial Group Inc.	12,590	285,415
Progressive Corp., The	25,475	452,436
ProLogis Inc.	18,249	442,538
Prudential Financial Inc.	19,324	905,523
Public Storage	5,638	627,791
Regions Financial Corp.	49,649	165,331
Simon Property Group Inc.	11,658	1,282,147
SLM Corp.	20,898	260,180
State Street Corp.	20,093	646,191
Suntrust Banks Inc.	21,587	387,487
T Rowe Price Group Inc.	10,225	488,448
Torchmark Corp.	4,176	145,575
Travelers Companies Inc., The	16,724	814,961
Unum Group	12,104	253,700
US Bancorp	76,579	1,802,670
Ventas Inc.	11,460	566,124
Vornado Realty Trust	7,338	547,562
Wells Fargo & Co.	210,636	5,080,540
Weyerhaeuser Co.	21,628	336,315
XL Group PLC	13,017	244,720
Zions Bancorporation	7,363	103,597

		55,828,434

Health Care (12.05%)
Abbott Laboratories	62,055	3,173,493
Aetna Inc.	14,873	540,634
Agilent Technologies Inc. (a)	13,918	434,938
Allergan Inc.	12,247	1,008,908
AmerisourceBergen Corp.	10,739	400,243
Amgen Inc.	36,955	2,030,677
Baxter International Inc.	22,651	1,271,627
Becton, Dickinson and Co.	8,629	632,678
Biogen Idec Inc. (a)	9,651	898,991
Boston Scientific Corp. (a)	60,828	359,493
Bristol-Myers Squibb Co.	68,147	2,138,453
Cardinal Health Inc.	13,744	575,599
CareFusion Corp. (a)	8,932	213,921
Celgene Corp. (a)	18,365	1,137,161
Cephalon Inc. (a)	3,032	244,682
Cerner Corp. (a)	5,845	400,499
Cigna Corp.	10,767	451,568
Coventry Health Care Inc. (a)	5,875	169,259
Covidien PLC	19,642	866,212
CR Bard Inc.	3,468	303,589
DaVita Inc. (a)	3,798	238,021
DENTSPLY International Inc.	5,732	175,915

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Edwards Lifesciences Corp. (a)	4,573	$325,963
Eli Lilly & Co.	40,492	1,496,989
Express Scripts Inc. (a)	19,466	721,605
Forest Laboratories Inc. (a)	10,951	337,181
Gilead Sciences Inc. (a)	30,770	1,193,876
Hospira Inc. (a)	6,717	248,529
Humana Inc.	6,654	483,945
Intuitive Surgical Inc. (a)	1,567	570,827
Johnson & Johnson	109,276	6,961,974
Laboratory Corp. of America Holdings (a)	4,009	316,911
Life Technologies Corp. (a)	7,157	275,044
McKesson Corp.	9,824	714,205
Medco Health Solutions Inc. (a)	15,377	721,028
Medtronic Inc.	42,118	1,400,002
Merck & Co. Inc.	122,685	4,013,026
Mylan Inc. (a)	17,197	292,349
Patterson Companies Inc.	3,765	107,792
PerkinElmer Inc.	4,657	89,461
Pfizer Inc.	311,189	5,501,822
Quest Diagnostics Inc.	6,357	313,782
St. Jude Medical Inc.	13,088	473,655
Stryker Corp.	13,165	620,466
Tenet Healthcare Corp. (a)	20,354	84,062
Thermo Fisher Scientific Inc. (a)	15,304	774,995
UnitedHealth Group Inc.	42,923	1,979,609
Varian Medical Systems Inc. (a)	4,682	244,213
Waters Corp. (a)	3,586	270,707
Watson Pharmaceuticals Inc. (a)	5,057	345,140
WellPoint Inc.	14,385	939,053
Zimmer Holdings Inc. (a)	7,680	410,879

		49,895,651

Industrials (10.19%)
3M Co.	28,244	2,027,637
Avery Dennison Corp.	4,156	104,232
Boeing Co., The	29,535	1,787,163
Caterpillar Inc.	25,751	1,901,454
CH Robinson Worldwide Inc.	6,548	448,342
Cintas Corp.	4,476	125,955
CSX Corp.	43,625	814,479
Cummins Inc.	7,785	635,723
Danaher Corp.	22,662	950,444
Deere & Co.	16,509	1,065,986
Dover Corp.	7,496	349,314
Dun & Bradstreet Corp.	2,006	122,888
Eaton Corp.	13,472	478,256
Emerson Electric Co.	29,703	1,227,031
Equifax Inc.	4,954	152,286
Expeditors International of Washington Inc.	8,466	343,296
Fastenal Co.	11,756	391,240
FedEx Corp.	12,634	855,069
Flowserve Corp.	2,162	159,988
Fluor Corp.	6,993	325,524
General Dynamics Corp.	14,429	820,866

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
General Electric Co.	422,698	$6,441,918
Goodrich Corp.	5,011	604,727
Honeywell International Inc.	31,281	1,373,549
Illinois Tool Works Inc.	19,600	815,360
Ingersoll-Rand PLC	13,268	372,698
Iron Mountain Inc.	8,085	255,648
ITT Corp.	7,301	306,642
Jacobs Engineering Group Inc. (a)	5,048	163,000
Joy Global Inc.	4,172	260,249
L-3 Communications Holdings Inc.	4,247	263,187
Lockheed Martin Corp.	10,977	797,369
Masco Corp.	14,362	102,257
Norfolk Southern Corp.	13,966	852,205
Northrop Grumman Corp.	11,052	576,472
PACCAR Inc.	14,571	492,791
Pall Corp.	4,720	200,128
Parker Hannifin Corp.	6,185	390,459
Pitney Bowes Inc.	8,354	157,055
Precision Castparts Corp.	5,736	891,719
Quanta Services Inc. (a)	8,453	158,832
Raytheon Co.	14,264	582,970
Republic Services Inc.	12,713	356,727
Robert Half International Inc.	5,879	124,752
Rockwell Automation Inc.	5,719	320,264
Rockwell Collins Inc.	6,168	325,424
Roper Industries Inc.	3,751	258,481
RR Donnelley & Sons Co.	7,365	103,994
Ryder System Inc.	2,002	75,095
Snap-on Inc.	2,364	104,962
Southwest Airlines Co.	31,670	254,627
Stanley Black & Decker Inc.	6,701	329,019
Stericycle Inc. (a)	3,362	271,381
Textron Inc.	11,182	197,250
Tyco International Ltd.	18,521	754,731
Union Pacific Corp.	19,497	1,592,320
United Parcel Service Inc. Class B	39,200	2,475,480
United Technologies Corp.	36,244	2,550,128
Waste Management Inc.	18,948	616,947
WW Grainger Inc.	2,416	361,287

		42,219,277

Information Technology (19.29%)
Accenture PLC Class A	25,798	1,359,039
Adobe Systems Inc. (a)	19,698	476,101
Advanced Micro Devices Inc. (a)	23,510	119,431
Akamai Technologies Inc. (a)	7,318	145,482
Altera Corp.	12,867	405,697
Amphenol Corp. Class A	6,914	281,884
Analog Devices Inc.	12,012	375,375
Apple Inc. (a)	36,974	14,093,749
Applied Materials Inc.	52,142	539,670
Autodesk Inc. (a)	9,310	258,632
Automatic Data Processing Inc.	19,531	920,887
BMC Software Inc. (a)	7,082	273,082
Broadcom Corp. Class A (a)	19,109	636,139
CA Inc.	15,173	294,508

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cisco Systems Inc.	219,282	$3,396,678
Citrix Systems Inc. (a)	7,551	411,756
Cognizant Technology Solutions Corp. Class A (a)	12,162	762,557
Computer Sciences Corp.	6,323	169,773
Compuware Corp. (a)	8,870	67,944
Corning Inc.	62,713	775,133
Dell Inc. (a)	61,852	875,206
eBay Inc. (a)	45,714	1,348,106
Electronic Arts Inc. (a)	13,237	270,697
EMC Corp. (a)	82,291	1,727,288
F5 Networks Inc. (a)	3,276	232,760
Fidelity National Information Services Inc.	9,886	240,428
First Solar Inc. (a)	2,324	146,900
Fiserv Inc. (a)	5,697	289,237
FLIR Systems Inc.	6,513	163,151
Google Inc. Class A (a)	10,043	5,165,918
Harris Corp.	4,777	163,230
Hewlett-Packard Co.	82,879	1,860,633
Intel Corp.	209,437	4,467,291
International Business Machines Corp.	47,634	8,337,379
Intuit Inc. (a)	12,093	573,692
Jabil Circuit Inc.	7,239	128,782
JDS Uniphase Corp. (a)	9,156	91,285
Juniper Networks Inc. (a)	21,256	366,879
KLA-Tencor Corp.	6,536	250,198
Lexmark International Inc. (a)	3,246	87,739
Linear Technology Corp.	9,165	253,412
LSI Corp. (a)	22,100	114,478
MasterCard Inc. Class A	4,253	1,348,881
MEMC Electronic Materials Inc. (a)	9,105	47,710
Microchip Technology Inc.	7,498	233,263
Micron Technology Inc. (a)	39,831	200,748
Microsoft Corp.	297,352	7,401,091
Molex Inc.	5,481	111,648
Monster Worldwide Inc. (a)	4,836	34,722
Motorola Mobility Holdings Inc. (a)	10,432	394,121
Motorola Solutions Inc.	12,044	504,644
NetApp Inc. (a)	14,643	496,983
Novellus Systems Inc. (a)	2,766	75,401
NVIDIA Corp. (a)	24,264	303,300
Oracle Corp.	157,536	4,527,585
Paychex Inc.	12,761	336,508
QUALCOMM Inc.	66,968	3,256,654
Red Hat Inc. (a)	7,650	323,289
SAIC Inc. (a)	11,026	130,217
Salesforce.com Inc. (a)	5,393	616,312
SanDisk Corp. (a)	9,604	387,521
Symantec Corp. (a)	29,761	485,104
Tellabs Inc.	14,974	64,238
Teradata Corp. (a)	6,696	358,437
Teradyne Inc. (a)	7,565	83,291
Texas Instruments Inc.	46,111	1,228,858
Total System Services Inc.	6,408	108,487
VeriSign Inc.	6,690	191,401

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Visa Inc. Class A	20,386	$1,747,488
Western Digital Corp. (a)	9,401	241,794
Western Union Co.	25,402	388,397
Xerox Corp.	56,018	390,445
Xilinx Inc.	10,578	290,260
Yahoo! Inc. (a)	50,359	662,723

		79,889,727

Materials (3.33%)
Air Products & Chemicals Inc.	8,435	644,181
Airgas Inc.	2,763	176,335
AK Steel Holding Corp.	4,705	30,771
Alcoa Inc.	41,967	401,624
Allegheny Technologies Inc.	4,227	156,357
Ball Corp.	6,642	206,035
Bemis Company Inc.	4,124	120,874
CF Industries Holdings Inc.	2,830	349,194
Cliffs Natural Resources Inc.	5,810	297,298
Dow Chemical Co., The	47,056	1,056,878
E.I. du Pont de Nemours & Co.	37,160	1,485,285
Eastman Chemical Co.	2,833	194,145
Ecolab Inc.	9,207	450,130
FMC Corp.	2,914	201,532
Freeport-McMoRan Copper & Gold Inc.	37,653	1,146,534
International Flavors & Fragrances Inc.	3,177	178,611
International Paper Co.	17,352	403,434
MeadWestvaco Corp.	6,775	166,394
Monsanto Co.	21,304	1,279,092
Mosaic Co., The	11,537	564,967
Newmont Mining Corp.	19,761	1,242,967
Nucor Corp.	12,536	396,639
Owens-Illinois Inc. (a)	6,685	101,077
PPG Industries Inc.	6,332	447,419
Praxair Inc.	12,070	1,128,304
Sealed Air Corp.	6,584	109,953
Sherwin-Williams Co., The	3,557	264,356
Sigma-Aldrich Corp.	4,843	299,249
Titanium Metals Corp.	3,334	49,943
United States Steel Corp.	5,676	124,929
Vulcan Materials Co.	4,990	137,524

		13,812,031

Telecommunication Services (3.26%)
American Tower Corp. Class A (a)	15,765	848,157
AT&T Inc.	236,305	6,739,419
CenturyLink Inc.	24,543	812,864
Frontier Communications Corp.	38,966	238,082
MetroPCS Communications Inc. (a)	11,790	102,691
Sprint Nextel Corp. (a)	119,194	362,350
Verizon Communications Inc.	112,855	4,153,064
Windstream Corp.	20,592	240,102

		13,496,729

Utilities (3.93%)
AES Corp., The (a)	26,196	255,673

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Ameren Corp.	9,615	$286,239
American Electric Power Company Inc.	19,290	733,406
CenterPoint Energy Inc.	16,832	330,244
CMS Energy Corp.	10,172	201,304
Consolidated Edison Inc.	11,718	668,160
Constellation Energy Group Inc.	7,889	300,255
Dominion Resources Inc.	22,831	1,159,130
DTE Energy Co.	6,719	329,365
Duke Energy Corp.	53,175	1,062,968
Edison International	12,852	491,589
Entergy Corp.	7,085	469,665
Exelon Corp.	26,288	1,120,132
FirstEnergy Corp.	16,607	745,820
Integrys Energy Group Inc.	3,185	154,855
NextEra Energy Inc.	16,847	910,075
Nicor Inc.	1,860	102,319
NiSource Inc.	11,105	237,425
Northeast Utilities	7,104	239,050
NRG Energy Inc. (a)	9,415	199,692
ONEOK Inc.	4,129	272,679
Pepco Holdings Inc.	8,737	165,304
PG&E Corp.	15,938	674,337
Pinnacle West Capital Corp.	4,381	188,120
PPL Corp.	22,873	652,795
Progress Energy Inc.	11,654	602,745
Public Service Enterprise Group Inc.	20,031	668,434
SCANA Corp.	4,454	180,164
Sempra Energy	9,591	493,937
Southern Co.	34,171	1,447,825
TECO Energy Inc.	8,813	150,967
Wisconsin Energy Corp.	9,210	288,181
Xcel Energy Inc.	19,297	476,442

		16,259,296

Total Common Stocks
(cost $473,875,231)		410,982,345

	Principal amount	Value
Short-term Investments (0.65%)
U.S. Treasury Bill (b)
0.061%, 03/08/2012	$2,680,000	$2,679,475

Total Short-term Investments
(cost $2,679,705)		2,679,475

TOTAL INVESTMENTS (99.88%)
(cost $476,554,936)		413,661,820
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.12%)		512,230

NET ASSETS (100.00%)		$414,174,050

(a)	Non-income producing security.

(b)	At September 30, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.80%)
Consumer Discretionary (12.90%)
1-800-FLOWERS.COM Inc. (a)	5,246	$12,171
99 Cents Only Stores (a)	9,193	169,335
Aeropostale Inc. (a)	15,881	171,674
AFC Enterprises Inc. (a)	4,850	57,376
AH Belo Corp. Class A	3,621	15,208
Ambassadors Group Inc.	3,525	20,198
American Axle & Manufacturing Holdings Inc. (a)	13,124	100,136
American Greetings Corp. Class A	7,934	146,779
American Public Education Inc. (a)	3,489	118,626
America’s Car-Mart Inc. (a)	1,637	47,506
Amerigon Inc. (a)	4,418	56,241
Ameristar Casinos Inc.	6,330	101,596
Ann Inc. (a)	10,223	233,493
Arbitron Inc.	5,330	176,316
Archipelago Learning Inc. (a)	2,577	21,647
Arctic Cat Inc. (a)	2,433	35,254
Asbury Automotive Group Inc. (a)	5,723	94,372
Ascena Retail Group Inc. (a)	12,321	333,529
Ascent Capital Group Inc. Class A (a)	2,817	110,764
Audiovox Corp. (a)	3,357	18,430
Barnes & Noble Inc.	5,645	66,780
Beazer Homes USA Inc. (a)	14,896	22,493
bebe stores inc.	7,646	51,381
Belo Corp. Class A	18,157	88,788
Benihana Inc. Class A (a)	2,596	22,352
Big 5 Sporting Goods Corp.	4,178	25,402
Biglari Holdings Inc. (a)	238	70,541
BJ’s Restaurants Inc. (a)	4,711	207,802
Black Diamond Inc. (a)	2,583	16,841
Blue Nile Inc. (a)	2,517	88,800
Blyth Inc.	1,017	56,393
Bob Evans Farms Inc.	5,947	169,608
Body Central Corp. (a)	2,337	42,440
Bon-Ton Stores Inc., The	2,364	11,749
Boyd Gaming Corp. (a)	10,822	53,028
Bravo Brio Restaurant Group Inc. (a)	3,784	62,966
Bridgepoint Education Inc. (a)	3,488	60,831
Brown Shoe Co. Inc.	7,906	56,291
Brunswick Corp.	17,475	245,349
Buckle Inc., The	5,296	203,684
Buffalo Wild Wings Inc. (a)	3,589	214,622
Build-A-Bear Workshop Inc. (a)	3,154	16,085
Cabela’s Inc. (a)	8,482	173,796
Callaway Golf Co.	12,450	64,366
Cambium Learning Group Inc. (a)	3,282	9,813
Capella Education Co. (a)	3,064	86,956
Caribou Coffee Company Inc. (a)	2,431	28,734
Carrols Restaurant Group Inc. (a)	2,452	21,823
Carter’s Inc. (a)	9,652	294,772
Casual Male Retail Group Inc. (a)	8,418	31,652
Cato Corp. Class A	5,379	121,350
Cavco Industries Inc. (a)	1,339	46,115
CEC Entertainment Inc.	3,919	111,574
Central European Media Enterprises Ltd. Class A (a)	7,189	56,146
Charming Shoppes Inc. (a)	22,585	58,721

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cheesecake Factory Inc., The (a)	11,337	$279,457
Cherokee Inc.	1,671	21,472
Children’s Place Retail Stores Inc., The (a)	5,127	238,559
Christopher & Banks Corp.	7,073	24,968
Churchill Downs Inc.	2,462	96,092
Cinemark Holdings Inc.	18,135	342,389
Citi Trends Inc. (a)	2,894	34,062
Coinstar Inc. (a)	6,149	245,960
Coldwater Creek Inc. (a)	12,485	15,606
Collective Brands Inc. (a)	12,114	156,997
Columbia Sportswear Co.	2,381	110,478
Conn’s Inc. (a)	2,724	19,558
Cooper Tire & Rubber Co.	12,195	132,804
Core-Mark Holding Co. Inc. (a)	2,184	66,896
Corinthian Colleges Inc. (a)	15,222	23,746
Cost Plus Inc. (a)	3,591	22,623
Cracker Barrel Old Country Store Inc.	4,506	180,600
Crocs Inc. (a)	16,708	395,478
Crown Media Holdings Inc. (a)	6,403	9,156
CSS Industries Inc.	1,503	25,070
Cumulus Media Inc. Class A (a)	6,930	19,681
Dana Holding Corp. (a)	28,512	299,376
Delta Apparel Inc. (a)	1,315	20,711
Denny’s Corp. (a)	19,379	64,532
Destination Maternity Corp.	2,044	26,306
DineEquity Inc. (a)	3,048	117,318
Domino’s Pizza Inc. (a)	12,102	329,780
Dorman Products Inc. (a)	2,118	70,063
Drew Industries Inc.	3,781	75,544
E.W. Scripps Co Class A (a)	6,532	45,659
Eastman Kodak Co. (a)	53,137	41,452
Einstein Noah Restaurant Group Inc.	1,099	14,100
Entercom Communications Corp. Class A (a)	4,788	25,137
Entravision Communications Corp. Class A (a)	9,793	9,989
Ethan Allen Interiors Inc.	4,709	64,089
Exide Technologies (a)	15,049	60,196
Express Inc.	10,848	220,106
Finish Line Inc. Class A, The	10,175	203,398
Fisher Communications Inc. (a)	1,745	38,983
Francesca’s Holdings Corp. (a)	1,959	41,550
Fred’s Inc. Class A	7,713	82,221
Fuel Systems Solutions Inc. (a)	3,307	63,527
Furniture Brands International Inc. (a)	8,259	17,014
Gaylord Entertainment Co. (a)	7,018	135,728
Geeknet Inc. (a)	820	16,580
Genesco Inc. (a)	4,649	239,563
G-III Apparel Group Ltd. (a)	3,252	74,341
Global Sources Ltd. (a)	2,395	16,214
GNC Acquisition Holdings Inc. Class A (a)	4,494	90,419
Gordmans Stores Inc. (a)	1,003	12,006
Grand Canyon Education Inc. (a)	5,622	90,795
Gray Television Inc. (a)	9,777	15,252

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Group 1 Automotive Inc.	4,710	$167,440
Harte-Hanks Inc.	8,776	74,420
Haverty Furniture Companies Inc.	3,737	37,333
Helen of Troy Ltd. (a)	6,055	152,102
hhgregg Inc. (a)	3,480	33,930
Hibbett Sports Inc. (a)	5,378	182,260
Hillenbrand Inc.	12,313	226,559
Hot Topic Inc.	8,750	66,762
Hovnanian Enterprises Inc. (a)	11,791	14,385
HSN Inc. (a)	7,844	259,872
Iconix Brand Group Inc. (a)	14,296	225,877
interclick Inc. (a)	3,887	21,573
International Speedway Corp. Class A	5,796	132,381
Interval Leisure Group Inc. (a)	7,934	105,681
iRobot Corp. (a)	4,660	117,246
Isle of Capri Casinos Inc. (a)	3,849	18,629
Jack in the Box Inc. (a)	8,918	177,647
JAKKS Pacific Inc.	5,311	100,643
Jamba Inc. (a)	12,973	16,735
Johnson Outdoors Inc. Class A (a)	859	13,211
Jones Group Inc., The	17,199	158,403
Jos. A. Bank Clothiers Inc. (a)	5,420	252,735
Journal Communications Inc. Class A (a)	8,510	25,275
K12 Inc. (a)	5,092	129,642
KB Home	15,175	88,926
Kenneth Cole Productions Inc. (a)	1,563	16,771
Kirkland’s Inc. (a)	3,249	29,793
Knology Inc. (a)	5,900	76,582
Krispy Kreme Doughnuts Inc. (a)	11,391	77,687
K-Swiss Inc. Class A (a)	5,166	21,956
La-Z-Boy Inc. (a)	10,092	74,782
Leapfrog Enterprises Inc. (a)	7,890	26,589
Libbey Inc. (a)	3,794	39,989
Life Time Fitness Inc. (a)	8,305	306,039
Lifetime Brands Inc.	1,868	18,008
Lin TV Corp. (a)	5,821	12,690
Lincoln Educational Services Corp.	4,458	36,065
Lions Gate Entertainment Corp. (a)	9,000	62,100
Lithia Motors Inc. Class A	4,268	61,374
Live Nation Entertainment Inc. (a)	27,693	221,821
Liz Claiborne Inc. (a)	18,428	92,140
Luby’s Inc. (a)	3,673	15,059
Lumber Liquidators Holdings Inc. (a)	4,594	69,369
M.D.C. Holdings Inc.	7,385	125,102
M/I Homes Inc. (a)	3,582	21,528
Mac-Gray Corp.	2,361	30,481
Maidenform Brands Inc. (a)	4,544	106,375
Marcus Corp.	3,998	39,780
Marine Products Corp. (a)	2,326	7,955
MarineMax Inc. (a)	4,465	28,889
Martha Stewart Living Omnimedia Inc. (a)	5,601	17,475
Matthews International Corp.	5,790	178,100
McClatchy Co. Class A, The (a)	11,283	15,119
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,676	18,518

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
MDC Partners Inc. Class A	4,916	$70,889
Men’s Wearhouse Inc., The	10,107	263,591
Meredith Corp.	7,143	161,718
Meritage Homes Corp. (a)	5,450	82,513
Modine Manufacturing Co. (a)	9,062	82,102
Monarch Casino & Resort Inc. (a)	1,635	15,990
Monro Muffler Brake Inc.	5,975	196,996
Morgans Hotel Group Co. (a)	4,322	25,889
Motorcar Parts of America Inc. (a)	2,377	19,563
Movado Group Inc.	3,327	40,523
Multimedia Games Holding Company Inc. (a)	5,221	21,093
National American University Holdings Inc.	1,801	12,895
National CineMedia Inc.	10,837	157,245
New York & Co. Inc. (a)	5,088	16,231
New York Times Co. Class A, The (a)	26,939	156,516
Nexstar Broadcasting Group Inc. Class A (a)	2,095	13,848
NutriSystem Inc.	5,280	63,941
O’Charley’s Inc. (a)	3,472	20,624
Office Depot Inc. (a)	54,597	112,470
OfficeMax Inc. (a)	16,935	82,135
Orbitz Worldwide Inc. (a)	4,308	9,348
Orient-Express Hotels Ltd. Class A (a)	18,594	128,485
Outdoor Channel Holdings Inc. (a)	2,634	15,066
Overstock.com Inc. (a)	2,300	21,321
Oxford Industries Inc.	2,504	85,887
Pacific Sunwear of California Inc. (a)	9,373	11,248
Papa John’s International Inc. (a)	3,834	116,554
Peet’s Coffee & Tea Inc. (a)	2,520	140,213
Penske Automotive Group Inc.	8,776	140,416
Pep Boys-Manny, Moe & Jack, The	10,327	101,927
Perry Ellis International Inc. (a)	2,566	48,241
PetMed Express Inc.	4,263	38,367
PF Chang’s China Bistro Inc.	4,483	122,117
Pier 1 Imports Inc. (a)	19,134	187,131
Pinnacle Entertainment Inc. (a)	12,167	110,476
Pool Corp.	9,469	247,898
Quiksilver Inc. (a)	25,228	76,945
R.G. Barry Corp.	1,689	17,903
ReachLocal Inc. (a)	1,912	20,783
Red Lion Hotels Corp. (a)	2,646	17,755
Red Robin Gourmet Burgers Inc. (a)	2,528	60,900
Regis Corp.	11,378	160,316
Rent-A-Center Inc.	12,469	342,274
Rentrak Corp. (a)	1,904	23,971
Ruby Tuesday Inc. (a)	12,841	91,942
Rue21 Inc. (a)	2,917	66,187
Ruth’s Hospitality Group Inc. (a)	6,683	28,670
Ryland Group Inc.	8,777	93,475
Saga Communications Inc. Class A (a)	710	20,952
Saks Inc. (a)	22,644	198,135
Scholastic Corp.	5,179	145,167
Scientific Games Corp. Class A (a)	11,373	80,976
Sealy Corp. (a)	10,019	14,828
Select Comfort Corp. (a)	10,886	152,077

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Shiloh Industries Inc.	1,011	$9,069
Shoe Carnival Inc. (a)	1,784	42,102
Shuffle Master Inc. (a)	10,510	88,389
Shutterfly Inc. (a)	5,824	239,832
Sinclair Broadcast Group Inc. Class A	9,966	71,456
Six Flags Entertainment Corp.	8,164	226,306
Skechers U.S.A. Inc. (a)	7,388	103,654
Skullcandy Inc. (a)	1,885	26,635
Skyline Corp.	1,361	12,998
Smith & Wesson Holding Corp. (a)	11,631	29,310
Sonic Automotive Inc.	7,888	85,112
Sonic Corp. (a)	12,046	85,165
Sotheby’s	13,163	362,904
Spartan Motors Inc.	6,455	26,659
Speedway Motorsports Inc.	2,277	27,506
Stage Stores Inc.	5,927	82,207
Standard Motor Products Inc.	3,823	49,584
Standard Pacific Corp. (a)	20,735	51,215
Stein Mart Inc.	5,263	32,894
Steiner Leisure Ltd. (a)	2,944	120,027
Steinway Musical Instruments Inc. (a)	1,257	27,101
Steven Madden Ltd. (a)	7,416	223,222
Stewart Enterprises Inc.	15,369	91,446
Stoneridge Inc. (a)	5,222	27,259
Strayer Education Inc.	2,408	184,621
Sturm, Ruger & Company Inc.	3,697	96,048
Summer Infant Inc. (a)	2,460	16,236
Superior Industries International Inc.	4,565	70,529
Syms Corp. (a)	1,102	9,665
Systemax Inc. (a)	2,095	26,648
Talbots Inc. (a)	13,646	36,844
Teavana Holdings Inc. (a)	1,397	28,415
Tenneco Inc. (a)	11,775	301,558
Texas Roadhouse Inc. Class A	12,349	163,254
Tower International Inc. (a)	1,307	13,475
Town Sports International Holdings Inc. (a)	4,047	29,381
True Religion Apparel Inc. (a)	5,064	136,525
Tuesday Morning Corp. (a)	8,089	28,473
Unifi Inc. (a)	2,758	22,533
Universal Electronics Inc. (a)	2,874	47,105
Universal Technical Institute Inc. (a)	4,195	57,010
US Auto Parts Network Inc. (a)	2,888	14,642
Vail Resorts Inc.	7,074	267,326
Valassis Communications Inc. (a)	9,636	180,579
Value Line Inc.	145	1,666
ValueVision Media Inc. Class A (a)	7,837	18,495
Vera Bradley Inc. (a)	3,893	140,343
Vitamin Shoppe Inc. (a)	4,866	182,183
Warnaco Group Inc., The (a)	8,629	397,711
West Marine Inc. (a)	2,888	22,238
Westwood One Inc. (a)	1,035	3,757
Wet Seal Inc. Class A (a)	17,361	77,777
Weyco Group Inc.	1,376	30,685
Winmark Corp.	429	19,828
Winnebago Industries Inc. (a)	5,741	39,728

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Wolverine World Wide Inc.	9,735	$323,689
World Wrestling Entertainment Inc.	5,230	46,599
Zagg Inc. (a)	4,250	42,160
Zale Corp. (a)	6,155	17,542
Zumiez Inc. (a)	4,123	72,199

		24,796,341

Consumer Staples (3.78%)
Alico Inc.	653	12,825
Alliance One International Inc. (a)	17,016	41,519
Andersons Inc., The	3,622	121,917
Arden Group Inc. Class A	240	19,080
B&G Foods Inc. Class A	9,384	156,525
Boston Beer Co. Inc. (a)	1,611	117,120
Calavo Growers Inc.	2,269	46,560
Cal-Maine Foods Inc.	2,781	87,407
Casey’s General Stores Inc.	7,448	325,105
Central European Distribution Corp. (a)	14,351	100,601
Central Garden & Pet Co. (a)	9,300	65,844
Chefs’ Warehouse Holdings LLC (a)	2,025	23,814
Chiquita Brands International Inc. (a)	8,778	73,209
Coca-Cola Bottling Co. Consolidated	878	48,694
Craft Brewers Alliance Inc. (a)	1,834	10,289
Darling International Inc. (a)	22,913	288,475
Diamond Foods Inc.	4,316	344,374
Dole Food Company Inc. (a)	6,968	69,680
Elizabeth Arden Inc. (a)	4,804	136,626
Farmer Brothers Co.	1,392	7,670
Female Health Co., The	3,747	15,288
Fresh Del Monte Produce Inc.	7,169	166,321
Fresh Market Inc., The (a)	5,486	209,346
Griffin Land & Nurseries Inc.	530	13,610
Hain Celestial Group Inc., The (a)	7,032	214,828
Harbinger Group Inc. (a)	1,801	9,131
Heckmann Corp. (a)	18,056	95,516
Imperial Sugar Co.	2,344	15,095
Ingles Markets Inc.	2,454	34,945
Inter Parfums Inc.	3,176	49,069
J&J Snack Foods Corp.	2,788	133,963
Lancaster Colony Corp.	3,685	224,822
Lifeway Foods Inc. (a)	853	9,102
Limoneira Co.	1,542	22,020
Medifast Inc. (a)	2,678	43,250
MGP Ingredients Inc.	2,179	11,048
Nash Finch Co.	2,350	63,286
National Beverage Corp.	2,282	34,595
Nature’s Sunshine Products Inc. (a)	2,220	31,258
Nu Skin Enterprises Inc.	10,714	434,131
Nutraceutical International Corp. (a)	1,887	24,116
Oil-Dri Corporation of America	882	16,388
Omega Protein Corp. (a)	3,680	33,414
Pantry Inc., The (a)	4,471	54,233
Pilgrim’s Pride Corp. (a)	9,939	42,440
Prestige Brands Holdings Inc. (a)	9,887	89,477
PriceSmart Inc.	3,489	217,434
Primo Water Corp. (a)	2,918	16,458

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Revlon Inc. Class A (a)	2,075	$25,564
Rite Aid Corp. (a)	115,965	113,646
Ruddick Corp.	9,637	375,747
Sanderson Farms Inc.	4,296	204,060
Schiff Nutrition International Inc. (a)	2,295	25,429
Seneca Foods Corp. Class A (a)	1,833	36,293
Smart Balance Inc. (a)	11,736	69,242
Snyders-Lance Inc.	9,271	193,300
Spartan Stores Inc.	4,378	67,771
Spectrum Brands Holdings Inc. (a)	3,254	76,859
Star Scientific Inc. (a)	20,697	47,810
Susser Holdings Corp. (a)	1,566	31,210
Synutra International Inc. (a)	3,452	18,365
Tootsie Roll Industries Inc.	4,716	113,750
TreeHouse Foods Inc. (a)	6,932	428,675
United Natural Foods Inc. (a)	9,487	351,398
Universal Corp.	4,484	160,796
USANA Health Sciences Inc. (a)	1,315	36,162
Vector Group Ltd.	9,498	163,176
Village Super Market Inc. Class A	1,202	28,776
WD-40 Co.	3,326	132,508
Weis Markets Inc.	2,191	81,198
Winn-Dixie Stores Inc. (a)	10,922	64,655

		7,268,308

Energy (6.16%)
Abraxas Petroleum Corp. (a)	16,149	42,633
Alon USA Energy Inc.	2,127	13,039
Amyris Inc. (a)	3,493	70,698
Apco Oil and Gas International Inc.	1,802	134,105
Approach Resources Inc. (a)	4,403	74,807
ATP Oil & Gas Corp. (a)	8,679	66,915
Basic Energy Services Inc. (a)	4,735	67,048
Berry Petroleum Co.	10,065	356,100
Bill Barrett Corp. (a)	9,195	333,227
BPZ Resources Inc. (a)	19,838	54,951
Bristow Group Inc.	7,128	302,441
C&J Energy Services Inc. (a)	2,332	38,338
Cal Dive International Inc. (a)	18,645	35,612
Callon Petroleum Co. (a)	7,740	29,954
CAMAC Energy Inc. (a)	11,300	6,780
Carrizo Oil & Gas Inc. (a)	7,635	164,534
Cheniere Energy Inc. (a)	16,258	83,729
Clayton Williams Energy Inc. (a)	1,165	49,874
Clean Energy Fuels Corp. (a)	9,752	108,442
Cloud Peak Energy Inc. (a)	11,956	202,654
Complete Production Services Inc. (a)	15,384	289,988
Comstock Resources Inc. (a)	9,359	144,690
Contango Oil & Gas Co. (a)	2,375	129,936
Crimson Exploration Inc. (a)	3,822	8,217
Crosstex Energy Inc.	7,925	106,829
CVR Energy Inc. (a)	17,157	362,699
Dawson Geophysical Co. (a)	1,536	36,219
Delek US Holdings Inc.	2,760	31,105
DHT Holdings Inc.	12,764	26,039
Dril-Quip Inc. (a)	6,703	361,359

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Endeavour International Corp. (a)	7,316	$58,382
Energy Partners Ltd. (a)	5,652	62,568
Energy XXI (Bermuda) Ltd. (a)	14,697	315,251
Evolution Petroleum Corp. (a)	2,940	20,756
Exterran Holdings Inc. (a)	12,599	122,462
Frontline Ltd.	10,145	49,203
FX Energy Inc. (a)	10,100	41,713
Gastar Exploration Ltd. (a)	11,141	33,423
General Maritime Corp.	22,314	5,802
Geokinetics Inc. (a)	1,978	4,787
GeoResources Inc. (a)	3,943	70,146
Gevo Inc. (a)	1,197	6,667
Global Geophysical Services Inc. (a)	3,576	28,501
Global Industries Ltd. (a)	19,737	156,317
GMX Resources Inc. (a)	11,635	26,411
Golar LNG Ltd.	7,811	248,234
Goodrich Petroleum Corp. (a)	5,107	60,365
Green Plains Renewable Energy Inc. (a)	3,920	36,574
Gulf Island Fabrication Inc.	2,775	57,387
GulfMark Offshore Inc. Class A (a)	4,666	169,562
Gulfport Energy Corp. (a)	8,190	198,034
Hallador Energy Co.	738	6,317
Harvest Natural Resources Inc. (a)	6,596	56,528
Helix Energy Solutions Group Inc. (a)	20,822	272,768
Hercules Offshore Inc. (a)	22,430	65,496
Hornbeck Offshore Services Inc. (a)	4,453	110,924
Houston American Energy Corp.	3,258	44,830
Hyperdynamics Corp. (a)	30,538	112,991
ION Geophysical Corp. (a)	25,756	121,826
Isramco Inc. (a)	219	12,656
James River Coal Co. (a)	6,985	44,494
Key Energy Services Inc. (a)	24,495	232,458
KiOR Inc. Class A (a)	2,113	43,824
Knightsbridge Tankers Ltd.	4,345	71,910
Kodiak Oil & Gas Corp. (a)	41,073	213,990
L&L Energy Inc. (a)	4,244	11,459
Lufkin Industries Inc.	5,960	317,132
Magnum Hunter Resources Corp. (a)	21,883	72,433
Magnum Hunter Resources Corp. Warrants (a) (b)	2,188	0
Matrix Service Co. (a)	5,208	44,320
McMoRan Exploration Co. (a)	19,286	191,510
Miller Energy Resources Inc. (a)	5,918	15,624
Mitcham Industries Inc. (a)	2,350	26,320
Natural Gas Services Group (a)	2,365	30,343
Newpark Resources Inc. (a)	17,778	108,268
Nordic American Tankers Ltd.	9,310	131,271
Northern Oil and Gas Inc. (a)	12,393	240,300
Oasis Petroleum Inc. (a)	11,673	260,658
Overseas Shipholding Group Inc.	5,262	72,300
OYO Geospace Corp. (a)	848	47,734
Panhandle Oil & Gas Inc.	1,401	39,746
Parker Drilling Co. (a)	22,617	99,289
Patriot Coal Corp. (a)	17,908	151,502
Penn Virginia Corp.	8,896	49,551

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Petroleum Development Corp. (a)	4,618	$89,543
Petroquest Energy Inc. (a)	10,977	60,374
PHI Inc. (a)	2,575	49,286
Pioneer Drilling Co. (a)	12,101	86,885
Rentech Inc. (a)	43,853	34,214
Resolute Energy Corp. (a)	9,067	103,001
REX American Resources Corp. (a)	1,335	22,535
Rex Energy Corp. (a)	6,787	85,856
RigNet Inc. (a)	1,062	17,024
Rosetta Resources Inc. (a)	10,367	354,759
Scorpio Tankers Inc. (a)	4,664	24,626
SemGroup Corp. Class A (a)	8,148	162,634
Ship Finance International Ltd.	8,789	114,257
Solazyme Inc. (a)	2,105	20,229
Stone Energy Corp. (a)	9,616	155,875
Swift Energy Co. (a)	8,333	202,825
Syntroleum Corp. (a)	17,617	15,152
Targa Resources Corp.	3,207	95,408
Teekay Tankers Ltd. Class A	8,383	38,562
Tesco Corp. (a)	5,885	68,266
TETRA Technologies Inc. (a)	15,119	116,719
Triangle Petroleum Corp. (a)	8,507	30,540
Union Drilling Inc. (a)	2,948	13,856
Uranerz Energy Corp. (a)	12,345	16,913
Uranium Energy Corp. (a)	13,770	37,730
Uranium Resources Inc. (a)	17,897	12,197
Ur-Energy Inc. (a)	19,535	17,582
USEC Inc. (a)	22,491	36,211
VAALCO Energy Inc. (a)	10,113	49,149
Vantage Drilling Co. (a)	33,519	41,899
Venoco Inc. (a)	5,845	51,494
Voyager Oil & Gas Inc. (a)	8,860	18,606
W&T Offshore Inc.	6,846	94,201
Warren Resources Inc. (a)	13,830	33,192
Western Refining Inc. (a)	10,320	128,587
Westmoreland Coal Co. (a)	1,960	15,210
Willbros Group Inc. (a)	7,666	31,967
World Fuel Services Corp.	13,871	452,888
Zion Oil & Gas Inc. (a)	5,242	10,269

		11,836,800

Financials (20.97%)
1st Source Corp.	3,114	64,865
1st United Bancorp Inc. (a)	5,237	25,818
Abington Bancorp Inc.	4,063	29,254
Acadia Realty Trust	7,955	148,758
Advance America Cash Advance Centers Inc.	10,818	79,620
AG Mortgage Investment Trust Inc.	1,233	23,057
Agree Realty Corp.	1,876	40,859
Alexander’s Inc.	401	144,769
Alliance Financial Corp.	962	26,984
Alterra Capital Holdings Ltd.	17,773	337,154
American Assets Trust Inc.	6,335	113,713
American Campus Communities Inc.	13,302	494,967

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Capital Mortgage Investment Corp.	1,565	$26,136
American Equity Investment Life Holding Co.	11,598	101,482
American Safety Insurance Holdings Ltd. (a)	2,096	38,566
Ameris Bancorp (a)	4,796	41,773
Amerisafe Inc. (a)	3,606	66,386
Ames National Corp.	1,650	25,790
AmTrust Financial Services Inc.	4,709	104,822
Anworth Mortgage Asset Corp.	24,865	169,082
Apollo Commercial Real Estate Finance Inc.	3,806	50,125
Apollo Residential Mortgage Inc. (a)	2,250	36,900
Argo Group International Holdings Ltd.	5,399	153,170
Armour Residential REIT Inc.	14,621	99,423
Arrow Financial Corp.	2,062	45,880
Artio Global Investors Inc.	6,265	49,869
Ashford Hospitality Trust Inc.	10,210	71,674
Associated Estates Realty Corp.	8,191	126,633
Astoria Financial Corp.	16,713	128,523
Avatar Holdings Inc. (a)	1,800	14,724
Baldwin & Lyons Inc.	1,692	36,158
BancFirst Corp.	1,377	45,661
Banco Latinoamericano de Comercio Exterior SA	5,547	84,481
Bancorp Inc., The (a)	5,711	40,891
Bancorp Rhode Island Inc.	731	30,987
BancorpSouth Inc.	16,569	145,476
Bank Mutual Corp.	9,539	24,897
Bank of Kentucky Financial Corp., The	1,145	23,198
Bank of Marin Bancorp	1,084	35,815
Bank of the Ozarks Inc.	5,554	116,245
BankFinancial Corp.	4,171	27,695
Banner Corp.	3,301	42,220
Beneficial Mutual Bancorp Inc. (a)	6,473	48,224
Berkshire Hills Bancorp Inc.	4,098	75,690
BGC Partners Inc. Class A	14,872	89,678
BioMed Realty Trust Inc.	25,638	424,822
BofI Holding Inc. (a)	1,667	22,438
Boston Private Financial Holdings Inc.	15,079	88,665
Bridge Bancorp Inc.	1,385	25,346
Bridge Capital Holdings (a)	1,820	18,309
Brookline Bancorp Inc.	11,398	87,879
Bryn Mawr Bank Corp.	2,214	36,686
Calamos Asset Management Inc. Class A	3,720	37,237
California First National Bancorp	556	8,512
Camden National Corp.	1,584	43,132
Campus Crest Communities Inc.	5,985	65,117
Cape Bancorp Inc. (a)	2,200	15,554
Capital Bank Corp. (a)	3,045	6,334
Capital City Bank Group Inc.	2,290	23,816
CapLease Inc.	12,908	46,598

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capstead Mortgage Corp.	16,452	$189,856
Cardinal Financial Corp.	5,852	50,444
Cascade Bancorp (a)	1,276	7,439
Cash America International Inc.	5,764	294,886
Cathay General Bancorp	15,503	176,424
CBL & Associates Properties Inc.	28,995	329,383
Cedar Shopping Centers Inc.	11,145	34,661
Center Bancorp Inc.	2,388	23,044
Center Financial Corp. (a)	7,212	33,824
Centerstate Banks Inc.	6,055	31,668
Central Pacific Financial Corp. (a)	3,117	32,167
Century Bancorp Inc. Class A	607	14,095
Charter Financial Corp.	1,379	12,935
Chatham Lodging Trust	2,775	27,528
Chemical Financial Corp.	5,487	84,006
Chesapeake Lodging Trust	6,362	76,789
CIFC Corp. (a)	2,347	10,163
Citizens & Northern Corp.	2,446	36,348
Citizens Inc. (a)	7,415	47,530
City Holding Co.	3,096	83,561
Clifton Savings Bancorp Inc.	1,833	16,790
CNB Financial Corp.	2,504	32,101
CNO Financial Group Inc. (a)	43,453	235,081
CoBiz Financial Inc.	6,659	29,766
Cogdell Spencer Inc.	8,961	33,783
Cohen & Steers Inc.	3,481	100,079
Colonial Properties Trust	16,323	296,426
Colony Financial Inc.	6,448	83,308
Columbia Banking System Inc.	7,774	111,324
Community Bank System Inc.	7,268	164,911
Community Trust Bancorp Inc.	2,856	66,516
Compass Diversified Holdings	7,945	96,770
Consolidated-Tomoka Land Co.	860	22,584
Coresite Realty Corp.	3,867	55,491
Cousins Properties Inc.	17,975	105,154
Cowen Group Inc. Class A (a)	13,251	35,910
Crawford & Co. Class B	4,811	25,787
Credit Acceptance Corp. (a)	1,320	84,955
CreXus Investment Corp.	11,360	100,877
CubeSmart	19,559	166,838
CVB Financial Corp.	17,635	135,613
CYS Investments Inc.	16,186	195,689
DCT Industrial Trust Inc.	47,585	208,898
Delphi Financial Group Inc. Class A	9,472	203,837
DFC Global Corp. (a)	8,511	185,965
Diamond Hill Investment Group	487	33,793
DiamondRock Hospitality Co.	32,903	229,992
Dime Community Bancshares	6,110	61,894
Donegal Group Inc.	1,462	17,602
Doral Financial Corp. (a)	25,438	27,727
Duff & Phelps Corp. Class A	5,851	62,372
DuPont Fabros Technology Inc.	11,551	227,439
Dynex Capital Inc.	7,634	61,530
Eagle Bancorp Inc. (a)	3,389	39,889
EastGroup Properties Inc.	5,313	202,638
Edelman Financial Group Inc.	3,977	25,691

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Education Realty Trust Inc.	14,217	$122,124
eHealth Inc. (a)	4,243	57,959
EMC Insurance Group Inc.	974	17,922
Employers Holdings Inc.	7,377	94,131
Encore Bancshares Inc. (a)	1,599	17,045
Encore Capital Group Inc. (a)	3,141	68,631
Enstar Group Ltd. (a)	1,350	128,560
Enterprise Bancorp Inc.	1,167	14,389
Enterprise Financial Services Corp.	3,152	42,836
Entertainment Properties Trust	9,129	355,848
Epoch Holding Corp.	2,818	38,240
Equity Lifestyle Properties Inc.	6,021	377,517
Equity One Inc.	10,550	167,323
ESB Financial Corp.	2,384	26,129
ESSA Bancorp Inc.	2,176	22,870
Evercore Partners Inc. Class A	4,132	94,210
Excel Trust Inc.	6,065	58,345
Extra Space Storage Inc.	18,411	342,997
EZCORP Inc. Class A (a)	9,208	262,796
FBL Financial Group Inc.	2,508	66,763
FBR & Co. (a)	10,101	24,040
Federal Agricultural Mortgage Corp. Class C	1,948	37,070
FelCor Lodging Trust Inc. (a)	24,560	57,225
Fidus Investment Corp.	869	10,941
Financial Engines Inc. (a)	7,509	135,988
Financial Institutions Inc.	2,676	38,160
First American Financial Corp.	20,606	263,757
First Bancorp (North Carolina)	3,147	31,596
First Bancorp Inc.	1,896	23,871
First Busey Corp.	15,359	66,812
First Cash Financial Services Inc. (a)	6,147	257,867
First Commonwealth Financial Corp.	20,801	76,964
First Community Bancshares Inc.	3,193	32,569
First Connecticut Bancorp Inc. (a)	3,499	39,609
First Defiance Financial Corp. (a)	1,878	25,165
First Financial Bancorp	11,481	158,438
First Financial Bankshares Inc.	6,282	164,337
First Financial Corp. Indiana	2,256	62,063
First Financial Holdings Inc.	3,328	13,345
First Industrial Realty Trust Inc. (a)	16,988	135,904
First Interstate BancSystem Inc.	3,149	33,726
First Marblehead Corp., The (a)	11,872	12,109
First Merchants Corp.	5,189	36,582
First Midwest Bancorp Inc.	14,619	107,011
First of Long Island Corp., The	1,532	34,715
First PacTrust Bancorp Inc.	2,017	22,853
First Potomac Realty Trust	9,911	123,590
FirstMerit Corp.	21,561	244,933
Flagstar Bancorp Inc. (a)	39,971	19,582
Flagstone Reinsurance Holdings SA.	10,309	79,895
Flushing Financial Corp.	6,212	67,090
FNB Corp. (PA)	24,996	214,216
Forestar Group Inc. (a)	6,912	75,410
Fortegra Financial Corp. (a)	962	5,050
Fox Chase Bancorp	2,879	36,506

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
FPIC Insurance Group Inc. (a)	1,634	$68,367
Franklin Financial Corp. (a)	2,610	28,814
Franklin Street Properties Corp.	13,897	157,175
FXCM Inc. Class A	3,450	48,369
Gain Capital Holdings Inc. (a)	1,355	8,523
GAMCO Investors Inc.	1,336	52,625
German American Bancorp Inc.	2,537	40,896
Getty Realty Corp.	5,091	73,412
GFI Group Inc.	14,025	56,380
Glacier Bancorp Inc.	14,159	132,670
Gladstone Commercial Corp.	2,126	33,336
Gleacher & Co Inc. (a)	15,815	18,820
Glimcher Realty Trust	21,054	149,062
Global Indemnity PLC (a)	2,650	45,262
Government Properties Income Trust	6,959	149,688
Great Southern Bancorp Inc.	2,100	35,238
Greenlight Capital Re Ltd. Class A (a)	5,464	113,323
Hallmark Financial Services Inc. (a)	2,337	17,224
Hampton Roads Bankshares Inc. (a)	1,877	8,822
Hancock Holding Co.	9,669	258,936
Hanmi Financial Corp. (a)	29,070	24,128
Harleysville Group Inc.	2,372	139,616
Hatteras Financial Corp.	14,583	366,908
Healthcare Realty Trust Inc.	15,041	253,441
Heartland Financial USA Inc.	2,573	36,485
Heritage Commerce Corp. (a)	4,256	16,386
Heritage Financial Corp.	3,081	34,014
Hersha Hospitality Trust	27,522	95,226
HFF Inc. Class A (a)	5,716	49,958
Highwoods Properties Inc.	14,064	397,449
Hilltop Holdings Inc. (a)	7,873	56,764
Home Bancshares Inc.	4,498	95,448
Home Federal Bancorp Inc.	3,394	26,541
Home Properties Inc.	9,400	533,544
Horace Mann Educators Corp.	7,804	89,044
Hudson Pacific Properties Inc.	4,319	50,230
Hudson Valley Holding Corp.	2,771	48,299
IBERIABANK Corp.	5,812	273,513
ICG Group Inc. (a)	7,264	66,901
Imperial Holdings Inc. (a)	3,324	7,978
Independence Holding Co.	1,224	8,874
Independent Bank Corp. (MA)	4,263	92,678
Infinity Property & Casualty Corp.	2,431	127,579
Inland Real Estate Corp.	15,206	111,004
International Bancshares Corp.	10,534	138,522
INTL FCStone Inc. (a)	2,585	53,665
Invesco Mortgage Capital	22,655	320,115
Investment Technology Group Inc. (a)	8,068	78,986
Investors Bancorp Inc. (a)	9,147	115,527
Investors Real Estate Trust	15,758	113,458
iStar Financial Inc. (a)	17,907	104,219
JMP Group Inc.	2,779	16,146
Kansas City Life Insurance Co.	857	26,456
KBW Inc.	7,046	97,164
Kearny Financial Corp.	2,728	24,116

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kennedy-Wilson Holdings Inc.	4,678	$49,587
Kilroy Realty Corp.	11,391	356,538
Kite Realty Group Trust	11,038	40,399
Knight Capital Group Inc. Class A (a)	19,729	239,905
Ladenburg Thalmann Financial Services Inc. (a)	20,324	31,502
Lakeland Bancorp Inc.	4,209	32,914
Lakeland Financial Corp.	3,310	68,385
LaSalle Hotel Properties	16,728	321,178
Lexington Realty Trust	23,552	154,030
LTC Properties Inc.	5,962	150,958
Maiden Holdings Ltd.	9,891	73,094
MainSource Financial Group Inc.	4,067	35,464
MarketAxess Holdings Inc.	5,619	146,206
Marlin Business Services Corp. (a)	1,721	18,243
MB Financial Inc.	10,763	158,431
Meadowbrook Insurance Group Inc.	10,445	93,065
Medical Properties Trust Inc.	21,906	196,059
Merchants Bancshares Inc.	976	26,137
Meridian Interstate Bancorp Inc. (a)	1,774	19,354
Metro Bancorp Inc. (a)	2,736	23,666
MF Global Holdings Ltd. (a)	32,189	132,941
MFA Financial Inc.	70,110	492,172
MGIC Investment Corp. (a)	37,000	69,190
Mid-America Apartment Communities Inc.	7,176	432,139
MidSouth Bancorp Inc.	1,497	16,093
Mission West Properties Inc.	3,603	27,347
Monmouth Real Estate Investment Corp. Class A	6,850	54,320
Montpelier Re Holdings Ltd.	12,231	216,244
MPG Office Trust Inc. (a)	9,848	20,779
Nara Bancorp Inc. (a)	7,485	45,434
National Bankshares Inc.	1,469	35,447
National Financial Partners Corp. (a)	8,559	93,635
National Health Investors Inc.	4,787	201,676
National Interstate Corp.	1,344	29,541
National Penn Bancshares Inc.	24,341	170,630
National Retail Properties Inc.	18,664	501,502
National Western Life Insurance Co.	428	57,994
Navigators Group Inc., The (a)	2,253	97,330
NBT Bancorp Inc.	6,864	127,808
Nelnet Inc. Class A	5,026	94,388
Netspend Holdings Inc. (a)	5,847	30,054
Newcastle Investment Corp.	20,406	83,052
NewStar Financial Inc. (a)	5,360	50,062
Nicholas Financial Inc.	1,744	17,039
Northfield Bancorp Inc.	3,422	45,307
NorthStar Realty Finance Corp.	18,389	60,684
Northwest Bancshares Inc.	20,859	248,431
OceanFirst Financial Corp.	2,940	34,310
Ocwen Financial Corp. (a)	14,680	193,923
Old National Bancorp	18,729	174,554
Omega Healthcare Investors Inc.	19,865	316,449
OmniAmerican Bancorp Inc. (a)	2,435	33,238
One Liberty Properties Inc.	2,129	31,211

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
OneBeacon Insurance Group Ltd. Class A	4,295	$58,584
Oppenheimer Holdings Inc. Class A	2,030	32,561
Oriental Financial Group Inc.	8,904	86,102
Oritani Financial Corp.	10,030	128,986
Orrstown Financial Services Inc.	1,356	17,425
Pacific Capital Bancorp (a)	748	19,089
Pacific Continental Corp.	3,584	25,411
PacWest Bancorp	5,962	83,110
Park National Corp.	2,556	135,161
Park Sterling Corp. (a)	5,789	19,798
Parkway Properties Inc.	4,280	47,123
Pebblebrook Hotel Trust	10,013	156,703
Penns Woods Bancorp Inc.	792	25,938
Pennsylvania Real Estate Investment Trust	10,868	84,010
Pennymac Mortgage Investment Trust	3,639	57,860
Peoples Bancorp Inc.	2,164	23,804
PHH Corp. (a)	11,011	177,057
Phoenix Companies Inc., The (a)	23,005	28,066
PICO Holdings Inc. (a)	4,434	90,941
Pinnacle Financial Partners Inc. (a)	6,683	73,112
Piper Jaffray Companies Inc. (a)	3,086	55,332
Platinum Underwriters Holdings Ltd.	7,317	224,998
PMI Group Inc., The (a)	29,724	5,945
Portfolio Recovery Associates Inc. (a)	3,352	208,561
Post Properties Inc.	9,772	339,479
Potlatch Corp.	7,906	249,197
Presidential Life Corp.	4,264	35,050
Primerica Inc.	6,677	143,956
Primus Guaranty Ltd. (a)	4,956	26,118
PrivateBancorp Inc.	11,829	88,954
ProAssurance Corp.	5,982	430,824
Prosperity Bancshares Inc.	9,218	301,244
Provident Financial Services Inc.	11,895	127,871
Provident New York Bancorp	7,707	44,855
PS Business Parks Inc.	3,678	182,208
Pzena Investment Management Inc. Class A	1,485	4,871
Radian Group Inc.	25,928	56,782
RAIT Financial Trust	7,583	25,706
Ramco-Gershenson Properties Trust	7,597	62,295
Redwood Trust Inc.	15,366	171,638
Renasant Corp.	4,987	63,485
Republic Bancorp Inc. Class A	2,036	36,058
Resource Capital Corp.	13,997	69,985
Retail Opportunity Investments Corp.	8,178	90,612
RLI Corp.	3,568	226,853
RLJ Lodging Trust	5,387	68,792
Rockville Financial Inc.	5,778	54,775
Roma Financial Corp.	1,613	13,146
S&T Bancorp Inc.	5,584	90,237
Sabra Health Care REIT Inc.	7,093	67,667
Safeguard Scientifics Inc. (a)	4,056	60,840
Safety Insurance Group Inc.	2,449	92,646
Sandy Spring Bancorp Inc.	4,785	70,005
Saul Centers Inc.	1,445	48,855

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
SCBT Financial Corp.	2,793	$68,931
SeaBright Holdings Inc.	4,045	29,124
Seacoast Banking Corporation of Florida (a)	14,735	21,660
Selective Insurance Group Inc.	10,591	138,213
Sierra Bancorp	2,418	22,125
Signature Bank (a)	9,031	431,050
Simmons First National Corp.	3,497	75,885
Southside Bancshares Inc.	3,273	58,947
Southwest Bancorp Inc. (a)	3,921	16,547
Sovran Self Storage Inc.	5,416	201,313
STAG Industrial Inc.	3,088	31,498
Starwood Property Trust Inc.	18,285	313,771
State Auto Financial Corp.	2,850	37,478
State Bancorp Inc.	3,076	32,513
State Bank Financial Corp. (a)	6,255	78,938
StellarOne Corp.	4,640	46,168
Sterling Bancorp NY	6,215	45,121
Sterling Financial Corp. (a)	5,353	66,270
Stewart Information Services Corp.	3,543	31,320
Stifel Financial Corp. (a)	10,477	278,269
Strategic Hotels & Resorts Inc. (a)	34,344	148,023
Suffolk Bancorp	1,923	15,999
Summit Hotel Properties Inc.	5,227	36,903
Sun Bancorp Inc. (a)	7,731	20,487
Sun Communities Inc.	4,191	147,481
Sunstone Hotel Investors Inc. (a)	23,270	132,406
Susquehanna Bancshares Inc.	25,693	140,541
SVB Financial Group (a)	8,409	311,133
SWS Group Inc.	5,828	27,333
SY Bancorp Inc.	2,414	44,949
Symetra Financial Corp.	13,235	107,865
Tanger Factory Outlet Centers Inc.	16,837	437,930
Taylor Capital Group Inc. (a)	2,183	14,015
Tejon Ranch Co. (a)	2,805	66,955
Terreno Realty Corp.	1,890	24,249
Territorial Bancorp Inc.	2,394	45,845
Teton Advisors Inc. Class A (a)	25	411
Texas Capital Bancshares Inc. (a)	7,395	168,976
Tompkins Financial Corp.	1,623	58,071
Tower Bancorp Inc.	2,101	43,995
Tower Group Inc.	7,249	165,712
TowneBank	4,800	54,576
Trico Bancshares	2,842	34,871
Trustco Bank Corp. NY	18,586	82,894
Trustmark Corp.	12,635	229,325
Two Harbors Investment Corp.	27,551	243,275
UMB Financial Corp.	6,311	202,457
UMH Properties Inc.	2,394	21,761
Umpqua Holdings Corp.	22,630	198,918
Union First Market Bankshares Corp.	3,988	42,751
United Bankshares Inc.	7,972	160,157
United Community Banks Inc. (a)	8,086	68,650
United Financial Bancorp Inc.	3,203	43,849
United Fire & Casualty Co.	4,243	75,059
Universal Health Realty Income Trust	2,311	77,673

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Universal Insurance Holdings Inc.	3,417	$13,155
Univest Corp. of Pennsylvania	3,384	45,109
Urstadt Biddle Properties Inc.	4,491	71,721
ViewPoint Financial Group	6,885	78,833
Virginia Commerce Bancorp (a)	4,736	27,800
Virtus Investment Partners Inc. (a)	1,083	58,070
Walker & Dunlop Inc. (a)	2,005	23,298
Walter Investment Management Corp.	5,082	116,530
Washington Banking Co.	2,986	29,054
Washington Real Estate Investment Trust	12,911	363,832
Washington Trust Bancorp Inc.	2,877	56,907
Webster Financial Corp.	14,074	215,332
WesBanco Inc.	4,626	80,076
West Bancorporation	3,097	26,263
West Coast Bancorp (a)	3,819	53,466
Westamerica Bancorporation	5,713	218,922
Western Alliance Bancorp (a)	13,781	75,520
Westfield Financial Inc.	5,457	35,962
Westwood Holdings Group Inc.	1,235	42,669
Whitestone REIT Class B	1,363	15,184
Wilshire Bancorp Inc. (a)	11,689	32,028
Winthrop Realty Trust	5,689	49,437
Wintrust Financial Corp.	6,889	177,805
World Acceptance Corp. (a)	2,941	164,549
WSFS Financial Corp.	1,272	40,158

		40,326,292

Health Care (12.76%)
Abaxis Inc. (a)	4,400	100,804
Abiomed Inc. (a)	6,174	68,099
Accretive Health Inc. (a)	7,846	166,571
Accuray Inc. (a)	13,481	54,194
Achillion Pharmaceuticals Inc. (a)	9,333	44,052
Acorda Therapeutics Inc. (a)	7,751	154,710
Acura Pharmaceuticals Inc. (a)	2,223	7,558
Aegerion Pharmaceuticals Inc. (a)	1,827	23,148
Affymax Inc. (a)	6,790	30,419
Affymetrix Inc. (a)	13,755	67,400
Air Methods Corp. (a)	2,221	141,411
Akorn Inc. (a)	11,009	85,980
Albany Molecular Research Inc. (a)	4,426	12,481
Align Technology Inc. (a)	12,031	182,510
Alimera Sciences Inc. (a)	2,105	16,840
Alkermes PLC (a)	18,735	285,896
Alliance HealthCare Services Inc. (a)	5,009	5,710
Allos Therapeutics Inc. (a)	15,127	27,834
Almost Family Inc. (a)	1,584	26,342
Alnylam Pharmaceuticals Inc. (a)	7,227	47,481
Alphatec Holdings Inc. (a)	10,345	21,828
AMAG Pharmaceuticals Inc. (a)	4,149	61,239
Amedisys Inc. (a)	5,807	86,060
American Dental Partners Inc. (a)	3,035	29,318
Amicus Therapeutics Inc. (a)	3,154	12,111
AMN Healthcare Services Inc. (a)	7,609	30,512

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ampio Pharmaceuticals Inc. (a)	3,713	$24,691
Amsurg Corp. (a)	6,104	137,340
Anacor Pharmaceuticals Inc. (a)	1,959	11,166
Analogic Corp.	2,441	110,846
Angiodynamics Inc. (a)	4,853	63,768
Antares Pharma Inc. (a)	16,773	38,913
Anthera Pharmaceuticals Inc. (a)	4,185	19,962
Ardea Biosciences Inc. (a)	3,244	50,671
Arena Pharmaceuticals Inc. (a)	28,192	40,878
Ariad Pharmaceuticals Inc. (a)	25,898	227,643
ArQule Inc. (a)	10,237	51,697
Array Biopharma Inc. (a)	11,458	22,458
ArthroCare Corp. (a)	5,367	154,409
Assisted Living Concepts Inc. Class A	3,902	49,438
Astex Pharmaceuticals Inc. (a)	11,143	21,395
athenahealth Inc. (a)	6,818	406,012
AtriCure Inc. (a)	2,780	27,077
Atrion Corp.	312	64,706
Auxilium Pharmaceuticals Inc. (a)	9,423	141,251
AVANIR Pharmaceuticals Inc. Class A (a)	24,553	70,222
Aveo Pharmaceuticals Inc. (a)	6,141	94,510
AVI BioPharma Inc. (a)	25,970	29,086
Bacterin International Holdings Inc. (a)	3,928	7,856
BG Medicine Inc. (a)	1,543	5,478
BioCryst Pharmaceuticals Inc. (a)	5,847	16,138
BioLase Technology Inc. (a)	6,110	18,330
BioMimetic Therapeutics Inc. (a)	3,701	12,213
Bio-Reference Laboratories Inc. (a)	4,823	88,791
BioSante Pharmaceuticals Inc. (a)	21,276	48,509
BioScrip Inc. (a)	7,821	49,742
BioSpecifics Technologies Corp. (a)	938	15,139
BioTime Inc. (a)	5,081	22,407
Cadence Pharmaceuticals Inc. (a)	7,333	48,031
Caliper Life Sciences Inc. (a)	9,105	95,329
Cambrex Corp. (a)	5,655	28,501
Cantel Medical Corp.	2,547	53,793
Capital Senior Living Corp. (a)	5,450	33,626
CardioNet Inc. (a)	4,879	14,637
Cardiovascular Systems Inc. (a)	2,762	31,459
Cell Therapeutics Inc. (a)	37,025	39,246
Celldex Therapeutics Inc. (a)	8,451	19,311
Centene Corp. (a)	9,796	280,851
Cepheid Inc. (a)	12,113	470,348
Cerus Corp. (a)	9,060	19,207
Chelsea Therapeutics International Ltd. (a)	10,337	37,730
Chemed Corp.	4,171	229,238
Chindex International Inc. (a)	2,284	20,122
Cleveland Biolabs Inc. (a)	5,776	14,671
Codexis Inc. (a)	4,890	22,347
Columbia Laboratories Inc. (a)	13,974	27,249
Complete Genomics Inc. (a)	1,894	11,118
Computer Programs & Systems Inc.	2,172	143,678
Conceptus Inc. (a)	6,116	64,035

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Conmed Corp. (a)	5,509	$126,762
Continucare Corp. (a)	5,783	36,896
Corcept Therapeutics Inc. (a)	7,787	24,140
Cornerstone Therapeutics Inc. (a)	1,538	9,843
Corvel Corp. (a)	1,233	52,402
Cross Country Healthcare Inc. (a)	5,551	23,203
CryoLife Inc. (a)	5,588	25,090
Cubist Pharmaceuticals Inc. (a)	11,709	413,562
Curis Inc. (a)	14,968	47,299
Cyberonics Inc. (a)	5,571	157,659
Cynosure Inc. Class A (a)	1,916	19,332
Cytori Therapeutics Inc. (a)	9,615	28,364
Delcath Systems Inc. (a)	9,541	31,867
DepoMed Inc. (a)	10,518	56,797
Dexcom Inc. (a)	13,187	158,244
Durect Corp. (a)	16,158	26,014
DUSA Pharmaceuticals Inc. (a)	4,643	17,179
Dyax Corp. (a)	19,506	24,578
Dynavax Technologies Corp. (a)	24,091	44,809
DynaVox Inc. Class A (a)	1,898	6,833
Emergent Biosolutions Inc. (a)	4,783	73,802
Emeritus Corp. (a)	5,995	84,530
Endocyte Inc. (a)	3,328	35,277
Endologix Inc. (a)	9,559	95,972
Ensign Group Inc., The	3,205	74,068
Enzo Biochem Inc. (a)	7,253	18,640
Enzon Pharmaceuticals Inc. (a)	7,152	50,350
ePocrates Inc. (a)	1,189	10,713
eResearch Technology Inc. (a)	9,651	43,043
Exact Sciences Corp. (a)	10,070	66,764
Exactech Inc. (a)	1,596	22,472
ExamWorks Group Inc. (a)	5,312	54,076
Exelixis Inc. (a)	25,121	137,161
Five Star Quality Care Inc. (a)	8,264	20,660
Fluidigm Corp. (a)	1,210	16,855
Furiex Pharmaceuticals Inc. (a)	1,909	27,165
Genomic Health Inc. (a)	3,345	73,523
Gentiva Health Services Inc. (a)	6,001	33,126
Geron Corp. (a)	25,579	54,227
Greatbatch Inc. (a)	4,539	90,825
GTx Inc. (a)	4,422	14,814
Haemonetics Corp. (a)	5,039	294,681
Halozyme Therapeutics Inc. (a)	16,174	99,308
Hanger Orthopedic Group Inc. (a)	6,568	124,070
Hansen Medical Inc. (a)	9,152	30,385
Harvard Bioscience Inc. (a)	4,555	19,222
Healthsouth Corp. (a)	18,643	278,340
Healthspring Inc. (a)	13,245	482,913
HealthStream Inc. (a)	2,899	37,194
Healthways Inc. (a)	6,616	65,035
HeartWare International Inc. (a)	2,353	151,557
Hi-Tech Pharmacal Co. Inc. (a)	2,022	67,939
HMS Holdings Corp. (a)	16,598	404,825
Horizon Pharma Inc. (a)	735	5,138
ICU Medical Inc. (a)	2,386	87,805
Idenix Pharmaceuticals Inc. (a)	10,849	54,137

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ImmunoGen Inc. (a)	14,773	$161,912
Immunomedics Inc. (a)	12,906	41,299
Impax Laboratories Inc. (a)	12,822	229,642
Incyte Corp. (a)	17,363	242,561
Infinity Pharmaceuticals Inc. (a)	3,594	25,338
Inhibitex Inc. (a)	12,230	30,086
Insmed Inc. (a)	4,898	24,980
Insulet Corp. (a)	9,027	137,752
Integra LifeSciences Holdings Corp. (a)	4,093	146,407
InterMune Inc. (a)	10,578	213,676
Invacare Corp.	5,632	129,761
IPC The Hospitalist Co. (a)	3,197	114,101
IRIS International Inc. (a)	3,443	30,884
Ironwood Pharmaceuticals Inc. (a)	9,938	107,330
Isis Pharmaceuticals Inc. (a)	19,624	133,051
ISTA Pharmaceuticals Inc. (a)	6,143	21,193
Jazz Pharmaceuticals Inc. (a)	4,339	180,155
Kensey Nash Corp. (a)	1,616	39,592
Keryx Biopharmaceuticals Inc. (a)	13,320	39,960
Kindred Healthcare Inc. (a)	10,209	88,002
K-V Pharmaceutical Co. Class A (a)	9,958	13,443
Landauer Inc.	1,849	91,599
Lannett Company Inc. (a)	3,038	11,636
Lexicon Pharmaceuticals Inc. (a)	33,679	30,981
LHC Group Inc. (a)	3,124	53,295
Ligand Pharmaceuticals Inc. Class B (a)	3,884	53,133
Luminex Corp. (a)	7,376	163,526
Magellan Health Services Inc. (a)	6,245	301,634
MAKO Surgical Corp. (a)	6,276	214,765
MannKind Corp. (a)	14,915	56,528
MAP Pharmaceuticals Inc. (a)	4,218	61,667
Masimo Corp.	10,317	223,363
Maxygen Inc.	5,931	32,443
MedAssets Inc. (a)	9,395	90,286
Medical Action Industries Inc. (a)	3,037	15,337
Medicines Co., The (a)	10,616	157,966
Medicis Pharmaceutical Corp. Class A	12,048	439,511
Medidata Solutions Inc. (a)	4,066	66,845
Medivation Inc. (a)	6,103	103,629
MedQuist Holdings Inc. (a)	6,201	46,880
MEDTOX Scientific Inc.	1,500	19,635
Merge Healthcare Inc. (a)	10,020	61,022
Meridian Bioscience Inc.	8,015	126,156
Merit Medical Systems Inc. (a)	8,222	108,037
Metabolix Inc. (a)	6,538	28,636
Metropolitan Health Networks Inc. (a)	8,066	36,620
Micromet Inc. (a)	17,861	85,733
Molina Healthcare Inc. (a)	5,507	85,028
Momenta Pharmaceuticals Inc. (a)	9,065	104,248
MWI Veterinary Supply Inc. (a)	2,465	169,641
Nabi Biopharmaceuticals (a)	8,440	14,179
National Healthcare Corp.	1,996	64,471
National Research Corp.	371	12,295
Natus Medical Inc. (a)	5,674	53,960
Nektar Therapeutics (a)	22,514	109,193

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Neogen Corp. (a)	4,555	$158,150
Neoprobe Corp. (a)	18,637	55,166
NeoStem Inc. (a)	9,510	6,182
Neurocrine Biosciences Inc. (a)	9,666	57,803
Novavax Inc. (a)	18,463	29,725
NPS Pharmaceuticals Inc. (a)	16,898	110,006
NuVasive Inc. (a)	7,794	133,044
NxStage Medical Inc. (a)	8,764	182,817
Nymox Pharmaceutical Corp. (a)	3,641	29,783
Obagi Medical Products Inc. (a)	3,562	32,307
Omnicell Inc. (a)	6,477	89,253
OncoGenex Pharmaceutical Inc. (a)	1,832	17,954
Oncothyreon Inc. (a)	8,102	48,450
Onyx Pharmaceuticals Inc. (a)	12,432	373,084
Opko Health Inc. (a)	21,496	93,078
Optimer Pharmaceuticals Inc. (a)	9,145	126,567
OraSure Technologies Inc. (a)	9,138	72,738
Orexigen Therapeutics Inc. (a)	6,208	12,354
Orthofix International NV (a)	3,509	121,096
Osiris Therapeutics Inc. (a)	3,376	17,285
Owens & Minor Inc.	12,409	353,408
Pacific Biosciences of California Inc. (a)	6,702	21,513
Pacira Pharmaceuticals Inc. (a)	916	9,096
Pain Therapeutics Inc. (a)	7,184	34,196
Palomar Medical Technologies Inc. (a)	3,767	29,684
Par Pharmaceutical Companies Inc. (a)	7,123	189,614
Parexel International Corp. (a)	11,557	218,774
PDL BioPharma Inc.	27,557	152,941
Peregrine Pharmaceuticals Inc. (a)	15,273	16,648
Pernix Therapeutics Holdings Inc. (a)	758	6,686
Pharmacyclics Inc. (a)	9,047	107,026
PharmAthene Inc. (a)	6,712	11,813
PharMerica Corp. (a)	5,725	81,696
Pozen Inc. (a)	5,217	12,573
Progenics Pharmaceuticals Inc. (a)	5,845	33,550
Providence Service Corp. (a)	2,625	27,956
PSS World Medical Inc. (a)	10,887	214,365
Quality Systems Inc.	3,799	368,503
Questcor Pharmaceuticals Inc. (a)	10,403	283,586
Quidel Corp. (a)	5,605	91,754
Radnet Inc. (a)	5,685	13,871
Raptor Pharmaceutical Corp. (a)	8,988	40,536
Rigel Pharmaceuticals Inc. (a)	13,502	99,375
Rockwell Medical Technologies Inc. (a)	3,060	24,970
RTI Biologics Inc. (a)	10,988	36,151
Sagent Pharmaceuticals Inc. (a)	1,264	25,583
Salix Pharmaceuticals Ltd. (a)	11,466	339,394
Sangamo BioSciences Inc. (a)	10,082	43,857
Santarus Inc. (a)	10,670	29,769
Savient Pharmaceuticals Inc. (a)	14,050	57,605
SciClone Pharmaceuticals Inc. (a)	6,690	25,489
Seattle Genetics Inc. (a)	18,943	361,054
Select Medical Holdings Corp. (a)	8,745	58,329
Sequenom Inc. (a)	19,302	98,247
SIGA Technologies Inc. (a)	6,754	22,086

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Skilled Healthcare Group Inc. Class A (a)	3,788	$13,675
Solta Medical Inc. (a)	11,987	14,984
SonoSite Inc. (a)	2,687	81,524
Spectranetics Corp. (a)	6,636	47,381
Spectrum Pharmaceuticals Inc. (a)	10,163	77,544
STAAR Surgical Co. (a)	7,077	55,201
Stereotaxis Inc. (a)	8,335	9,252
STERIS Corp.	11,566	338,537
Sucampo Pharmaceuticals Inc. Class A (a)	2,472	9,221
Sun Healthcare Group Inc. (a)	5,010	13,527
Sunesis Pharmaceuticals Inc. (a)	5,387	6,626
Sunrise Senior Living Inc. (a)	11,097	51,379
SurModics Inc. (a)	3,040	27,664
Symmetry Medical Inc. (a)	7,068	54,565
Synergetics USA Inc. (a)	4,399	23,711
Synovis Life Technologies Inc. (a)	2,291	38,260
Synta Pharmaceuticals Corp. (a)	4,417	14,355
Targacept Inc. (a)	5,426	81,390
Team Health Holdings Inc. (a)	5,224	85,778
Theravance Inc. (a)	13,541	272,716
Tornier NV (a)	2,092	42,865
Transcend Services Inc. (a)	1,727	38,927
Transcept Pharmaceuticals Inc. (a)	1,041	6,891
Triple-S Management Corp. Class B (a)	3,847	64,437
Trius Therapeutics Inc. (a)	1,451	9,141
U.S. Physical Therapy Inc.	2,329	43,133
Unilife Corp. (a)	10,896	45,763
Universal American Corp.	6,264	63,016
Uroplasty Inc. (a)	3,894	18,886
Vanda Pharmaceuticals Inc. (a)	5,657	28,002
Vanguard Health Systems Inc. (a)	5,972	60,676
Vascular Solutions Inc. (a)	3,402	38,953
Vical Inc. (a)	14,045	34,832
ViroPharma Inc. (a)	13,851	250,288
VIVUS Inc. (a)	17,367	140,152
Volcano Corp. (a)	10,224	302,937
WellCare Health Plans Inc. (a)	8,311	315,652
West Pharmaceutical Services Inc.	6,576	243,970
Wright Medical Group Inc. (a)	7,606	135,995
Xenoport Inc. (a)	6,845	40,386
Young Innovations Inc.	1,139	32,462
Zalicus Inc. (a)	14,393	14,114
ZIOPHARM Oncology Inc. (a)	11,555	50,958
Zogenix Inc. (a)	3,624	6,632
Zoll Medical Corp. (a)	4,287	161,784

		24,530,947

Industrials (14.91%)
3D Systems Corp. (a)	8,209	114,844
A.T. Cross Co. Class A (a)	1,864	21,026
A123 Systems Inc. (a)	17,485	60,148
Aaon Inc.	3,655	57,566
AAR Corp.	7,740	129,026

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
ABM Industries Inc.	10,389	$198,014
Acacia Research - Acacia Technologies (a)	8,383	301,704
ACCO Brands Corp. (a)	10,749	51,273
Accuride Corp. (a)	7,963	40,771
Aceto Corp.	5,355	28,328
Active Power Inc. (a)	15,015	19,369
Actuant Corp. Class A	13,465	265,934
Acuity Brands Inc.	8,410	303,096
Advisory Board Co., The (a)	3,095	199,720
Aerovironment Inc. (a)	3,303	92,979
Air Transport Services Group Inc. (a)	10,502	45,474
Aircastle Ltd.	11,348	108,033
Alamo Group Inc.	1,266	26,320
Alaska Air Group Inc. (a)	7,014	394,818
Albany International Corp. Class A	5,373	98,057
Allegiant Travel Co. (a)	2,892	136,300
Altra Holdings Inc. (a)	5,234	60,557
AMERCO (a)	1,708	106,665
Ameresco Inc. Class A (a)	3,486	35,418
American Railcar Industries Inc. (a)	1,941	29,853
American Reprographics Co. (a)	7,297	24,518
American Science & Engineering Inc.	1,760	107,448
American Superconductor Corp. (a)	8,748	34,380
American Woodmark Corp.	1,866	22,597
Ameron International Corp.	1,761	149,579
Ampco-Pittsburgh Corp.	1,640	33,538
AO Smith Corp.	7,463	239,040
APAC Customer Services Inc. (a)	6,086	51,853
Apogee Enterprises Inc.	5,570	47,846
Applied Industrial Technologies Inc.	8,317	225,890
Argan Inc. (a)	1,538	15,657
Arkansas Best Corp.	4,942	79,813
Astec Industries Inc. (a)	3,928	115,012
Astronics Corp. (a)	2,208	62,247
Atlas Air Worldwide Holdings Inc. (a)	5,145	171,277
Avis Budget Group Inc. (a)	20,585	199,057
AZZ Inc.	2,464	95,529
Badger Meter Inc.	2,981	86,240
Baltic Trading Ltd.	3,316	15,419
Barnes Group Inc.	10,633	204,685
Barrett Business Services Inc.	1,437	20,032
Beacon Roofing Supply Inc. (a)	9,017	144,182
Belden Inc.	9,300	239,847
Blount International Inc. (a)	9,508	127,027
Brady Corp.	9,330	246,592
Briggs & Stratton Corp.	9,916	133,965
Brink’s Co., The	9,149	213,263
Broadwind Energy Inc. (a)	25,939	8,303
Builders FirstSource Inc. (a)	9,126	11,590
CAI International Inc. (a)	2,314	27,120
Capstone Turbine Corp. (a)	47,501	47,501
Cascade Corp.	1,805	60,269
Casella Waste Systems Inc. Class A (a)	4,988	26,237
CBIZ Inc. (a)	7,759	51,132
CDI Corp.	2,546	27,191

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Celadon Group Inc.	3,946	$35,040
Cenveo Inc. (a)	10,830	32,598
Ceradyne Inc. (a)	4,860	130,685
Chart Industries Inc. (a)	5,753	242,604
CIRCOR International Inc.	3,389	99,535
Clarcor Inc.	9,850	407,593
Clean Harbors Inc. (a)	9,173	470,575
Coleman Cable Inc. (a)	1,533	12,969
Colfax Corp. (a)	4,818	97,613
Columbus McKinnon Corp. (a)	3,764	41,253
Comfort Systems USA Inc.	7,398	61,551
Commercial Vehicle Group Inc. (a)	5,545	36,431
Consolidated Graphics Inc. (a)	1,760	64,293
Corporate Executive Board Co., The	6,783	202,133
CoStar Group Inc. (a)	4,962	257,875
Courier Corp.	2,073	13,557
Covenant Transport Group Inc. Class A (a)	1,350	4,928
CRA International Inc. (a)	2,132	42,661
Cubic Corp.	3,082	120,414
Curtiss-Wright Corp.	9,069	261,459
Deluxe Corp.	9,983	185,684
DigitalGlobe Inc. (a)	6,887	133,814
Dolan Co., The (a)	5,960	53,580
Dollar Thrifty Automotive Group Inc. (a)	5,647	317,926
Douglas Dynamics Inc.	3,685	47,094
Ducommun Inc.	2,045	30,634
DXP Enterprises Inc. (a)	1,662	31,295
Dycom Industries Inc. (a)	6,858	104,927
Dynamic Materials Corp.	2,626	41,360
Eagle Bulk Shipping Inc. (a)	12,668	19,889
EMCOR Group Inc. (a)	13,099	266,303
Encore Wire Corp.	3,654	75,199
Ener1 Inc. (a)	14,066	1,927
Energy Recovery Inc. (a)	9,016	27,138
EnergySolutions Inc. (a)	15,623	55,149
EnerNOC Inc. (a)	4,492	40,428
EnerSys (a)	9,847	197,137
Ennis Inc.	5,105	66,671
EnPro Industries Inc. (a)	4,059	120,471
ESCO Technologies Inc.	5,176	131,988
Essex Rental Corp. (a)	3,370	8,290
Esterline Technologies Corp. (a)	5,951	308,500
Excel Maritime Carriers Ltd. (a)	8,741	18,181
Exponent Inc. (a)	2,723	112,542
Federal Signal Corp.	12,160	53,747
Flow International Corp. (a)	9,426	20,831
Force Protection Inc. (a)	14,042	54,062
Forward Air Corp.	5,771	146,872
Franklin Covey Co. (a)	2,613	19,859
Franklin Electric Co. Inc.	4,571	165,836
Freightcar America Inc. (a)	2,342	33,748
FTI Consulting Inc. (a)	8,151	300,038
Fuel Tech Inc. (a)	3,688	21,464
FuelCell Energy Inc. (a)	24,009	20,165
Furmanite Corp. (a)	7,246	39,201

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
G&K Services Inc. Class A	3,655	$93,349
Genco Shipping & Trading Ltd. (a)	5,833	45,556
GenCorp Inc. (a)	11,506	51,662
Generac Holdings Inc. (a)	4,903	92,225
Genesee & Wyoming Inc. Class A (a)	7,717	358,995
Geo Group Inc., The (a)	12,701	235,731
GeoEye Inc. (a)	4,346	123,209
Gibraltar Industries Inc. (a)	5,988	48,623
Global Power Equipment Group Inc. (a)	3,082	71,718
Gorman-Rupp Co., The	2,954	72,934
GP Strategies Corp. (a)	2,999	29,960
Graham Corp.	1,895	31,533
Granite Construction Inc.	7,589	142,446
Great Lakes Dredge & Dock Co.	11,603	47,224
Greenbrier Companies Inc. (a)	3,600	41,940
Griffon Corp. (a)	9,353	76,508
H&E Equipment Services Inc. (a)	5,632	46,464
Hawaiian Holdings Inc. (a)	9,871	41,557
Healthcare Services Group Inc.	13,053	210,675
Heartland Express Inc.	9,946	134,868
Heico Corp.	8,154	401,503
Heidrick & Struggles International Inc.	3,472	57,114
Heritage-Crystal Clean Inc. (a)	853	15,490
Herman Miller Inc.	11,252	200,961
Hexcel Corp. (a)	19,166	424,719
Higher One Holdings Inc. (a)	6,028	98,076
Hill International Inc. (a)	5,140	24,055
HNI Corp.	8,823	168,784
Houston Wire & Cable Co.	3,485	40,043
Hub Group Inc. (a)	7,212	203,883
Hudson Highland Group Inc. (a)	6,513	22,274
Hurco Companies Inc. (a)	1,264	25,659
Huron Consulting Group Inc. (a)	4,326	134,668
ICF International Inc. (a)	3,860	72,607
II-VI Inc. (a)	10,139	177,432
Innerworkings Inc. (a)	5,040	39,514
Insituform Technologies Inc. (a)	7,751	89,757
Insperity Inc.	4,496	100,036
Insteel Industries Inc.	3,551	35,759
Interface Inc.	10,331	122,526
Interline Brands Inc. (a)	6,510	83,784
International Shipholding Corp.	1,107	20,468
Intersections Inc.	1,861	23,914
Jetblue Airways Corp. (a)	48,392	198,407
John Bean Technologies Corp.	5,552	79,172
Kadant Inc. (a)	2,385	42,358
Kaman Corp.	5,137	143,065
Kaydon Corp.	6,420	184,126
Kelly Services Inc. Class A	5,196	59,234
Keyw Holding Corp., The (a)	3,455	24,565
Kforce Inc. (a)	6,630	65,040
Kimball International Inc. Class B	6,060	29,452
Knight Transportation Inc.	12,014	159,906
Knoll Inc.	9,398	128,753
Korn/Ferry International (a)	9,227	112,477

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kratos Defense & Security Solutions Inc. (a)	6,388	$42,927
L.B. Foster Co. Class A	1,864	41,437
Lawson Products Inc.	722	9,761
Layne Christensen Co. (a)	3,855	89,050
Lindsay Corp.	2,477	133,263
LMI Aerospace Inc. (a)	1,803	30,759
LSI Industries Inc.	3,913	24,378
Lydall Inc. (a)	3,442	30,634
M & F Worldwide Corp. (a)	2,098	51,653
Marten Transport Ltd.	3,054	52,651
MasTec Inc. (a)	11,097	195,418
McGrath Rentcorp	4,737	112,693
Meritor Inc. (a)	18,538	130,878
Metalico Inc. (a)	7,772	30,311
Met-Pro Corp.	2,805	24,067
Michael Baker Corp. (a)	1,577	30,168
Middleby Corp. (a)	3,658	257,743
Miller Industries Inc.	2,236	38,795
Mine Safety Appliances Co.	5,342	144,020
Mistras Group Inc. (a)	2,920	51,275
Mobile Mini Inc. (a)	7,164	117,776
Moog Inc. Class A (a)	8,876	289,535
Mueller Industries Inc.	7,421	286,376
Mueller Water Products Inc.	30,338	75,238
Multi-Color Corp.	2,228	50,331
MYR Group Inc. (a)	3,961	69,872
NACCO Industries Inc. Class A	1,144	72,530
National Presto Industries Inc.	942	81,869
Navigant Consulting Inc. (a)	10,175	94,322
NCI Building Systems Inc. (a)	3,795	28,690
NN Inc. (a)	3,190	16,110
Northwest Pipe Co. (a)	1,822	36,968
Odyssey Marine Exploration Inc. (a)	14,286	35,144
Old Dominion Freight Line Inc. (a)	9,287	269,044
Omega Flex Inc. (a)	508	6,756
On Assignment Inc. (a)	7,171	50,699
Orbital Sciences Corp. (a)	11,393	145,830
Orion Marine Group Inc. (a)	5,274	30,431
Pacer International Inc. (a)	6,915	25,931
Park-Ohio Holdings Corp. (a)	1,575	18,916
Patriot Transportation Holding Inc. (a)	1,213	24,515
Pendrell Corp. (a)	29,622	66,650
Pike Electric Corp. (a)	3,168	21,447
PMFG Inc. (a)	3,458	54,533
Powell Industries Inc. (a)	1,739	53,857
PowerSecure International Inc. (a)	3,699	17,496
Preformed Line Products Co.	463	21,205
Primoris Services Corp.	5,254	54,957
Quad Graphics, Inc.	4,937	89,212
Quality Distribution Inc. (a)	2,840	25,475
Quanex Building Products Corp.	7,390	80,920
RailAmerica Inc. (a)	4,182	54,491
Raven Industries Inc.	3,543	170,773
RBC Bearings Inc. (a)	4,306	146,361

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Republic Airways Holdings Inc. (a)	9,523	$26,950
Resources Connection Inc.	9,062	88,626
Roadrunner Transportation Systems Inc. (a)	1,817	24,929
Robbins & Myers Inc.	7,711	267,649
Rollins Inc.	12,483	233,557
RPX Corp. (a)	1,892	39,183
RSC Holdings Inc. (a)	13,288	94,743
Rush Enterprises Inc. Class A (a)	6,344	89,831
Saia Inc. (a)	3,094	32,549
SatCon Technology Corp. (a)	17,821	16,930
Sauer-Danfoss Inc. (a)	2,276	65,776
Schawk Inc.	2,270	22,405
School Specialty Inc. (a)	3,162	22,545
Seaboard Corp.	62	111,723
SeaCube Container Leasing Ltd.	2,204	26,735
Simpson Manufacturing Co. Inc.	8,183	204,002
SkyWest Inc.	10,233	117,782
Spirit Airlines Inc. (a)	3,122	39,025
Standard Parking Corp. (a)	3,159	49,407
Standex International Corp.	2,435	75,802
Steelcase Inc.	15,626	98,600
Sterling Construction Company Inc. (a)	3,275	36,582
Sun Hydraulics Corp.	3,935	80,195
Swift Transportation Co. (a)	15,551	100,148
Swisher Hygiene Inc. (a)	16,402	66,428
Sykes Enterprises Inc. (a)	8,213	122,784
TAL International Group Inc.	4,246	105,895
Taser International Inc. (a)	11,963	51,561
Team Inc. (a)	3,774	79,179
Tecumseh Products Co. Class A (a)	3,552	25,894
Teledyne Technologies Inc. (a)	7,183	350,961
Tennant Co.	3,749	132,602
Tetra Tech Inc. (a)	12,233	229,246
Textainer Group Holdings Ltd.	2,260	45,833
Thermon Group Holdings Inc. (a)	1,992	27,529
Titan International Inc.	8,259	123,885
Titan Machinery Inc. (a)	2,984	53,414
TMS International Corp. Class A (a)	2,565	18,673
TRC Companies Inc. (a)	3,281	9,876
Tredegar Corp.	4,670	69,256
Trex Co. Inc. (a)	3,037	48,683
TriMas Corp. (a)	5,008	74,369
Triumph Group Inc.	7,357	358,580
TrueBlue Inc. (a)	8,635	97,835
Tutor Perini Corp.	6,122	70,342
Twin Disc Inc.	1,683	44,886
Ultrapetrol Bahamas Ltd. (a)	4,038	9,166
UniFirst Corp.	2,771	125,499
United Rentals Inc. (a)	12,253	206,341
United Stationers Inc.	9,015	245,659
UniTek Global Services Inc. (a)	2,172	10,773
Universal Forest Products Inc.	3,813	91,703
Universal Truckload Services Inc.	1,061	13,793
US Airways Group Inc. (a)	31,837	175,104
US Ecology Inc.	3,615	55,924

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
USG Corp. (a)	14,055	$94,590
Valence Technology Inc. (a)	14,326	14,899
Viad Corp.	3,964	67,309
Vicor Corp.	3,848	33,670
VSE Corp.	815	21,092
Wabash National Corp. (a)	13,555	64,657
Watsco Inc.	5,525	282,328
Watts Water Technologies Inc.	5,912	157,555
WCA Waste Corp. (a)	3,251	13,784
Werner Enterprises Inc.	8,582	178,763
Wesco Aircraft Holdings Inc. (a)	4,109	44,911
Woodward Inc.	12,007	328,992
Xerium Technologies Inc. (a)	2,109	22,081
Zipcar Inc. (a)	2,030	36,545

		28,680,308

Information Technology (16.96%)
Accelrys Inc. (a)	10,877	65,915
ACI Worldwide Inc. (a)	6,558	180,607
Active Network Inc., The (a)	2,453	36,182
Actuate Corp. (a)	7,184	39,656
Acxiom Corp. (a)	15,951	169,719
Adtran Inc.	12,635	334,322
Advanced Analogic Technologies Inc. (a)	8,421	36,463
Advanced Energy Industries Inc. (a)	8,563	73,813
Advent Software Inc. (a)	6,442	134,316
Aeroflex Holding Corp. (a)	3,783	34,425
Agilysys Inc. (a)	3,531	25,176
Alpha & Omega Semiconductor Ltd. (a)	2,907	23,866
American Software Inc. Class A	4,424	32,074
Amkor Technology Inc. (a)	20,389	88,896
Amtech Systems Inc. (a)	1,825	14,600
ANADIGICS Inc. (a)	12,980	28,037
Anaren Inc. (a)	2,988	57,220
Ancestry.com Inc. (a)	6,206	145,841
Anixter International Inc.	5,656	268,321
Applied Micro Circuits Corp. (a)	12,393	66,550
Arris Group Inc. (a)	24,265	249,930
Aruba Networks Inc. (a)	16,669	348,549
Aspen Technology Inc. (a)	16,597	253,436
ATMI Inc. (a)	6,226	98,495
Aviat Networks Inc. (a)	11,945	28,071
Avid Technology Inc. (a)	5,781	44,745
Axcelis Technologies Inc. (a)	21,118	25,342
AXT Inc. (a)	6,254	31,520
Bankrate Inc. (a)	4,500	68,445
Bel Fuse Inc.	2,082	32,458
Benchmark Electronics Inc. (a)	11,800	153,518
BigBand Networks Inc. (a)	8,958	11,466
Black Box Corp.	3,466	73,999
Blackbaud Inc.	8,746	194,773
Blackboard Inc. (a)	6,824	304,760
Blue Coat Systems Inc. (a)	8,535	118,466
Bottomline Technologies Inc. (a)	6,971	140,396

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Brightpoint Inc. (a)	13,345	$122,907
BroadSoft Inc. (a)	4,428	134,390
Brooks Automation Inc.	12,909	105,208
Cabot Microelectronics Corp. (a)	4,617	158,779
CACI International Inc. Class A (a)	5,900	294,646
Calix Inc. (a)	7,363	57,431
Callidus Software Inc. (a)	5,668	26,129
Carbonite Inc. (a)	1,230	14,809
Cardtronics Inc. (a)	8,436	193,353
Cass Information Systems Inc.	1,659	51,512
Cavium Inc. (a)	9,501	256,622
CEVA Inc. (a)	4,487	109,079
Checkpoint Systems Inc. (a)	7,862	106,766
Ciber Inc. (a)	12,482	37,820
Cirrus Logic Inc. (a)	13,017	191,871
Cognex Corp.	8,128	220,350
Coherent Inc. (a)	4,896	210,332
Cohu Inc.	4,700	46,436
Communications Systems Inc.	1,277	16,601
Commvault Systems Inc. (a)	8,635	320,013
Computer Task Group Inc. (a)	2,999	33,499
comScore Inc. (a)	6,255	105,522
Comtech Telecommunications Corp.	5,195	145,928
Concur Technologies Inc. (a)	8,753	325,787
Constant Contact Inc. (a)	5,817	100,576
Convergys Corp. (a)	20,645	193,650
Convio Inc. (a)	2,274	19,124
Cornerstone OnDemand Inc. (a)	2,283	28,629
Cray Inc. (a)	7,132	37,871
CSG Systems International Inc. (a)	6,773	85,611
CSR PLC ADR (a)	1,435	18,626
CTS Corp.	6,800	55,284
Cymer Inc. (a)	5,989	222,671
Daktronics Inc.	6,889	59,108
DDi Corp.	2,851	20,641
DealerTrack Holdings Inc. (a)	8,071	126,473
Deltek Inc. (a)	4,436	26,660
Demand Media Inc. (a)	1,504	12,032
DemandTec Inc. (a)	6,177	40,398
DG FastChannel Inc. (a)	5,386	91,293
Dialogic Inc. (a)	2,755	5,097
Dice Holdings Inc. (a)	9,507	74,345
Digi International Inc. (a)	4,900	53,900
Digimarc Corp. (a)	1,246	31,623
Digital River Inc. (a)	7,781	161,300
Diodes Inc. (a)	6,936	124,293
Dot Hill Systems Corp. (a)	10,438	15,761
DSP Group Inc. (a)	4,634	27,341
DTS Inc. (a)	3,391	84,199
Dynamics Research Corp. (a)	1,748	15,592
EarthLink Inc.	21,596	141,022
Ebix Inc. (a)	5,577	81,982
Echelon Corp. (a)	6,799	47,661
Echo Global Logistics Inc. (a)	2,147	28,555
Electro Rent Corp.	3,686	50,904
Electro Scientific Industries Inc. (a)	4,439	52,780

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Electronics for Imaging Inc. (a)	9,149	$123,237
Ellie Mae Inc. (a)	1,472	8,184
eMagin Corp. (a)	3,260	8,574
EMCORE Corp. (a)	16,797	16,629
Emulex Corp. (a)	17,274	110,554
Entegris Inc. (a)	26,355	168,145
Entropic Communications Inc. (a)	16,851	69,595
Envestnet Inc. (a)	3,776	37,760
EPIQ Systems Inc.	6,170	77,310
ePlus Inc. (a)	742	18,305
Euronet Worldwide Inc. (a)	10,053	158,234
Exar Corp. (a)	7,349	41,963
Exlservice Holdings Inc. (a)	3,126	68,772
Extreme Networks Inc. (a)	17,814	47,207
Fabrinet (a)	3,994	74,688
Fair Isaac Corp.	7,817	170,645
FalconStor Software Inc. (a)	5,940	17,345
FARO Technologies Inc. (a)	3,196	100,834
FEI Co. (a)	7,588	227,336
Finisar Corp. (a)	17,590	308,529
Formfactor Inc. (a)	9,901	61,683
Forrester Research Inc.	2,882	93,694
FriendFinder Networks Inc. (a)	930	1,711
FSI International Inc. (a)	7,403	13,992
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Global Cash Access Holdings Inc. (a)	10,313	26,401
Globecomm Systems Inc. (a)	4,418	59,687
Glu Mobile Inc. (a)	8,978	18,944
GSI Group Inc. (a)	5,023	38,577
GSI Technology Inc. (a)	3,956	19,464
GT Advanced Technologies Inc. (a)	24,682	173,268
Guidance Software Inc. (a)	2,637	17,114
Hackett Group Inc., The (a)	6,225	23,219
Harmonic Inc. (a)	22,539	96,016
Heartland Payment Systems Inc.	7,534	148,570
Hittite Microwave Corp. (a)	6,134	298,726
Identive Group Inc. (a)	7,367	14,660
iGate Corp.	6,095	70,336
Imation Corp. (a)	5,881	42,990
Immersion Corp. (a)	5,670	33,907
Infinera Corp. (a)	20,535	158,530
InfoSpace Inc. (a)	7,304	61,061
Inphi Corp. (a)	3,925	34,422
Insight Enterprises Inc. (a)	9,186	139,076
Integrated Device Technology Inc. (a)	29,106	149,896
Integrated Silicon Solution Inc. (a)	5,266	41,127
Interactive Intelligence Group (a)	2,808	76,237
InterDigital Inc.	8,881	413,677
Intermec Inc. (a)	11,667	76,069
Internap Network Services Corp. (a)	10,230	50,332
Intevac Inc. (a)	4,476	31,287
Intralinks Holdings Inc. (a)	6,321	47,471
Ixia (a)	7,437	57,042
IXYS Corp. (a)	4,728	51,441
j2 Global Communications Inc.	9,022	242,692

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Jack Henry & Associates Inc.	16,856	$488,487
JDA Software Group Inc. (a)	8,297	194,482
Kemet Corp. (a)	8,671	61,998
Kenexa Corp. (a)	5,188	81,140
Keynote Systems Inc.	2,735	57,791
KIT Digital Inc. (a)	7,326	61,538
Kopin Corp. (a)	12,693	43,537
Kulicke & Soffa Industries Inc. (a)	14,131	105,417
KVH Industries Inc. (a)	3,039	24,038
Lattice Semiconductor Corp. (a)	23,141	121,490
LeCroy Corp. (a)	3,083	24,356
Limelight Networks Inc. (a)	13,111	30,942
Lionbridge Technologies Inc. (a)	12,150	29,889
Liquidity Services Inc. (a)	3,702	118,723
Littelfuse Inc.	4,443	178,653
LivePerson Inc. (a)	10,355	103,032
LogMeIn Inc. (a)	3,998	132,774
LoopNet Inc. (a)	3,267	55,964
Loral Space & Communications Inc. (a)	2,157	108,066
LTX-Credence Corp. (a)	9,569	50,620
Magma Design Automation Inc. (a)	12,918	58,777
Manhattan Associates Inc. (a)	4,244	140,392
ManTech International Corp.	4,563	143,187
Marchex Inc. Class B	4,166	35,411
MAXIMUS Inc.	6,801	237,355
MaxLinear Inc. Class A (a)	2,994	19,341
Maxwell Technologies Inc. (a)	5,464	100,592
Measurement Specialties Inc. (a)	2,906	75,440
Mentor Graphics Corp. (a)	18,897	181,789
Mercury Computer Systems Inc. (a)	5,901	67,862
Meru Networks Inc. (a)	2,048	16,691
Methode Electronics Inc.	7,239	53,786
Micrel Inc.	9,860	93,374
Microsemi Corp. (a)	16,950	270,861
MicroStrategy Inc. (a)	1,566	178,634
Microvision Inc. (a)	20,263	13,781
Mindspeed Technologies Inc. (a)	6,577	34,200
MIPS Technologies Inc. (a)	10,168	49,213
MKS Instruments Inc.	10,235	222,202
ModusLink Global Solutions Inc.	8,802	30,719
MoneyGram International Inc. (a)	16,286	37,946
Monolithic Power Systems Inc. (a)	5,861	59,665
Monotype Imaging Holdings Inc. (a)	7,036	85,347
MoSys Inc. (a)	6,131	22,439
Motricity Inc. (a)	7,131	12,051
Move Inc. (a)	30,830	44,704
MTS Systems Corp.	3,048	93,391
Multi-Fineline Electronix Inc. (a)	1,776	35,413
Nanometrics Inc. (a)	3,881	56,274
NCI Inc. (a)	1,335	15,927
NeoPhotonics Corp. (a)	1,586	10,912
Ness Technologies Inc. (a)	6,610	50,633
Netgear Inc. (a)	7,145	184,984
Netlogic Microsystems Inc. (a)	13,346	642,076
NetScout Systems Inc. (a)	7,344	83,868
NetSuite Inc. (a)	5,336	144,125

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Newport Corp. (a)	7,286	$78,762
NIC Inc.	12,526	143,423
Novatel Wireless Inc. (a)	6,249	18,872
NumereX Corp. Class A (a)	1,621	9,013
NVE Corp. (a)	926	56,171
Oclaro Inc. (a)	9,802	35,679
OCZ Technology Group Inc. (a)	9,935	48,185
Omnivision Technologies Inc. (a)	11,377	159,733
OpenTable Inc. (a)	4,615	212,336
Openwave Systems Inc. (a)	16,803	26,213
Oplink Communications Inc. (a)	3,767	57,032
OPNET Technologies Inc.	2,826	98,656
OpNext Inc. (a)	8,601	10,751
Orbcomm Inc. (a)	6,198	15,805
OSI Systems Inc. (a)	3,728	124,963
Parametric Technology Corp. (a)	23,212	357,001
Park Electrochemical Corp.	4,043	86,399
PC Connection Inc. (a)	1,806	14,412
PDF Solutions Inc. (a)	4,539	18,519
Pegasystems Inc.	3,256	99,666
Perficient Inc. (a)	4,798	35,121
Pericom Semiconductor Corp. (a)	4,946	36,650
Photronics Inc. (a)	11,538	57,459
Plantronics Inc.	9,398	267,373
Plexus Corp. (a)	6,933	156,824
PLX Technology Inc. (a)	8,555	25,751
Power Integrations Inc.	5,665	173,406
Power-One Inc. (a)	13,273	59,728
Powerwave Technologies Inc. (a)	30,562	52,567
PRGX Global Inc. (a)	3,597	16,978
Procera Networks Inc. (a)	2,830	27,168
Progress Software Corp. (a)	13,151	230,800
PROS Holdings Inc. (a)	4,154	53,545
Pulse Electronics Corp.	8,119	23,220
QAD Inc. Class A (a)	1,075	11,492
QAD Inc. Class B (a)	268	2,720
QLIK Technologies Inc. (a)	13,793	298,756
Quantum Corp. (a)	43,930	79,513
Quepasa Corp. (a)	1,324	4,555
Quest Software Inc. (a)	11,995	190,481
QuinStreet Inc. (a)	5,463	56,542
Radisys Corp. (a)	3,977	24,339
Rambus Inc. (a)	19,106	267,484
RealD Inc. (a)	8,070	75,454
RealNetworks Inc.	4,098	34,546
RealPage Inc. (a)	5,946	121,596
Renaissance Learning Inc.	2,554	42,856
Responsys Inc. (a)	1,803	19,436
RF Micro Devices Inc. (a)	54,182	343,514
Richardson Electronics Ltd.	2,746	37,373
RightNow Technologies Inc. (a)	4,835	159,797
Rimage Corp.	1,837	23,238
Rofin-Sinar Technologies Inc. (a)	5,542	106,406
Rogers Corp. (a)	3,135	122,673
Rosetta Stone Inc. (a)	2,132	19,508
Rubicon Technology Inc. (a)	3,392	37,075

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Rudolph Technologies Inc. (a)	6,177	$41,324
S1 Corp. (a)	10,529	96,551
Saba Software Inc. (a)	5,541	31,916
Sanmina-SCI Corp. (a)	15,794	105,504
Sapient Corp.	21,423	217,229
ScanSource Inc. (a)	5,266	155,663
SciQuest Inc. (a)	2,451	36,618
SeaChange International Inc. (a)	5,226	40,240
Semtech Corp. (a)	12,797	270,017
ServiceSource International Inc. (a)	1,914	25,284
ShoreTel Inc. (a)	9,152	45,577
Sigma Designs Inc. (a)	6,098	47,808
Silicon Graphics International Corp. (a)	6,040	71,997
Silicon Image Inc. (a)	15,433	90,592
Smith Micro Software Inc. (a)	6,908	10,500
SolarWinds Inc. (a)	11,185	246,294
Sonus Networks Inc. (a)	40,924	88,805
Sourcefire Inc. (a)	5,518	147,662
Spansion Inc. Class A (a)	9,852	120,391
SPS Commerce Inc. (a)	1,581	25,754
SRS Labs Inc. (a)	2,206	15,795
SS&C Technologies Holdings Inc. (a)	4,951	70,750
Stamps.com Inc.	2,115	43,231
Standard Microsystems Corp. (a)	4,464	86,602
STEC Inc. (a)	7,998	81,100
Stratasys Inc. (a)	4,113	76,255
Stream Global Services Inc. (a)	1,372	2,826
SuccessFactors Inc. (a)	16,268	374,001
Super Micro Computer Inc. (a)	5,264	65,958
Supertex Inc. (a)	2,107	36,451
Support.com Inc. (a)	9,165	18,147
Sycamore Networks Inc.	3,916	70,684
Symmetricom Inc. (a)	8,655	37,563
Synaptics Inc. (a)	6,260	149,614
Synchronoss Technologies Inc. (a)	5,187	129,208
SYNNEX Corp. (a)	4,902	128,432
Syntel Inc.	3,020	130,434
Take-Two Interactive Software Inc. (a)	14,418	183,397
Taleo Corp. (a)	8,050	207,046
Tangoe Inc. (a)	2,005	22,677
TechTarget (a)	3,046	17,393
Tekelec (a)	12,030	72,661
TeleCommunication Systems Inc. Class A (a)	9,214	31,788
TeleNav Inc. (a)	3,153	27,967
TeleTech Holdings Inc. (a)	4,948	75,408
Tessera Technologies Inc. (a)	9,909	118,313
THQ Inc. (a)	13,313	23,031
TiVo Inc. (a)	23,389	218,453
TNS Inc. (a)	4,981	93,643
Travelzoo Inc. (a)	1,090	23,969
TriQuint Semiconductor Inc. (a)	32,226	161,775
TTM Technologies Inc. (a)	10,134	96,374
Tyler Technologies Inc. (a)	6,276	158,657
Ultimate Software Group Inc. (a)	5,065	236,637
Ultra Clean Holdings Inc. (a)	4,391	18,837

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ultratech Inc. (a)	4,897	$83,984
Unisys Corp. (a)	8,457	132,690
United Online Inc.	17,407	91,039
Universal Display Corp. (a)	7,545	361,707
ValueClick Inc. (a)	15,432	240,122
VASCO Data Security International Inc. (a)	5,288	27,022
Veeco Instruments Inc. (a)	7,993	195,029
Verint Systems Inc. (a)	4,153	109,182
ViaSat Inc. (a)	7,084	235,968
Viasystems Group Inc. (a)	591	10,396
Virnetx Holding Corp. (a)	7,983	119,665
Virtusa Corp. (a)	2,903	38,320
Vishay Precision Group Inc. (a)	2,310	30,446
Vocus Inc. (a)	3,412	57,185
Volterra Semiconductor Corp. (a)	4,796	92,227
Wave Systems Corp. Class A (a)	16,324	38,198
Web.com Group Inc. (a)	5,581	38,955
Websense Inc. (a)	7,859	135,961
Westell Technologies Inc. Class A (a)	9,947	21,486
Wright Express Corp. (a)	7,528	286,365
XO Group Inc. (a)	6,101	49,845
X-Rite Inc. (a)	5,388	20,097
Xyratex Ltd.	5,950	55,156
Zillow Inc. (a)	804	21,989
Zix Corp. (a)	12,803	34,184
Zygo Corp. (a)	3,176	36,712

		32,620,892

Materials (4.45%)
A. Schulman Inc.	6,009	102,093
AEP Industries Inc. (a)	741	16,450
AM Castle & Co. (a)	3,296	36,058
AMCOL International Corp.	4,792	114,960
American Vanguard Corp.	4,293	47,910
Arch Chemicals Inc.	4,490	210,671
Balchem Corp.	5,665	211,361
Boise Inc.	20,468	105,820
Buckeye Technologies Inc.	7,820	188,540
Calgon Carbon Corp. (a)	11,132	162,193
Century Aluminum Co. (a)	9,895	88,461
Chase Corp.	1,231	13,233
Chemtura Corp. (a)	18,903	189,597
Clearwater Paper Corp. (a)	4,530	153,929
Coeur d’Alene Mines Corp. (a)	17,568	376,658
Deltic Timber Corp.	2,108	125,805
Eagle Materials Inc.	8,751	145,704
Ferro Corp. (a)	16,991	104,495
Flotek Industries Inc. (a)	9,849	45,995
FutureFuel Corp.	3,620	37,648
General Moly Inc. (a)	13,217	38,329
Georgia Gulf Corp. (a)	6,700	92,661
Globe Specialty Metals Inc.	12,347	179,278
Gold Resource Corp.	5,571	92,757
Golden Minerals Co. (a)	5,478	40,756

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Golden Star Resources Ltd. (a)	50,966	$94,797
Graphic Packaging Holding Co. (a)	31,335	108,106
Handy & Harman Ltd. (a)	1,024	10,332
Hawkins Inc.	1,715	54,606
Haynes International Inc.	2,373	103,107
HB Fuller Co.	9,713	176,971
Headwaters Inc. (a)	11,592	16,692
Hecla Mining Co. (a)	54,805	293,755
Horsehead Holding Corp. (a)	8,497	63,048
Innophos Holdings Inc.	4,251	169,487
Innospec Inc. (a)	4,637	112,262
Jaguar Mining Inc. (a)	16,441	77,273
Kaiser Aluminum Corp.	3,186	141,076
Kapstone Paper and Packaging Corp. (a)	7,684	106,731
KMG Chemicals Inc.	1,352	16,657
Koppers Holdings Inc.	4,010	102,696
Kraton Performance Polymers Inc. (a)	6,238	100,931
Landec Corp. (a)	5,344	28,430
Louisiana-Pacific Corp. (a)	25,968	132,437
LSB Industries Inc. (a)	3,605	103,355
Materion Corp. (a)	3,968	89,994
Metals USA Holdings Corp. (a)	2,319	20,755
Midway Gold Corp. (a)	16,997	34,164
Minerals Technologies Inc.	3,581	176,436
Myers Industries Inc.	6,244	63,377
Neenah Paper Inc.	2,924	41,462
NewMarket Corp.	1,761	267,443
NL Industries Inc.	1,349	16,903
Noranda Aluminum Holding Corp. (a)	4,447	37,132
Olin Corp.	15,517	279,461
Olympic Steel Inc.	1,796	30,424
OM Group Inc. (a)	6,081	157,924
Omnova Solutions Inc. (a)	8,892	31,833
P. H. Glatfelter Co.	9,011	119,035
Paramount Gold and Silver Corp. (a)	22,629	53,404
PolyOne Corp.	18,306	196,057
Quaker Chemical Corp.	2,515	65,189
Revett Minerals Inc. (a)	4,971	19,188
RTI International Metals Inc. (a)	5,932	138,334
Schweitzer-Mauduit International Inc.	3,124	174,538
Senomyx Inc. (a)	7,805	27,396
Sensient Technologies Corp.	9,808	319,250
Spartech Corp. (a)	5,994	19,181
Stepan Co.	1,590	106,816
Stillwater Mining Co. (a)	20,220	171,870
STR Holdings Inc. (a)	5,981	48,506
SunCoke Energy Inc. (a)	2,610	28,710
Texas Industries Inc.	4,474	142,005
Thompson Creek Metals Company Inc. (a)	30,003	182,118
TPC Group Inc. (a)	2,596	52,128
U.S. Energy Corp. (a)	4,887	11,289
United States Lime & Minerals Inc. (a)	520	20,748
Universal Stainless & Alloy Products Inc. (a)	1,378	35,029
US Gold Corp. (a)	20,774	83,304

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Verso Paper Corp. (a)	2,842	$4,746
Vista Gold Corp. (a)	13,561	45,294
Wausau Paper Corp.	9,549	61,018
Worthington Industries Inc.	11,287	157,679
Zep Inc.	4,244	63,745
Zoltek Companies Inc. (a)	5,437	34,962

		8,562,958

Telecommunication Services (0.96%)
8x8 Inc. (a)	12,117	49,316
AboveNet Inc.	4,550	243,880
Alaska Communications Systems Group Inc.	8,891	58,325
Atlantic Tele-Network Inc.	1,839	60,466
Boingo Wireless Inc. (a)	1,081	7,729
Cbeyond Inc. (a)	5,480	38,689
Cincinnati Bell Inc. (a)	38,931	120,297
Cogent Communications Group Inc. (a)	8,971	120,660
Consolidated Communications Holdings Inc.	5,135	92,687
FairPoint Communications Inc. (a)	4,099	17,626
General Communication Inc. Class A (a)	8,048	65,994
Global Crossing Ltd. (a)	6,016	143,843
Globalstar Inc. (a)	19,295	7,892
HickoryTech Corp.	2,578	24,800
IDT Corp. Class B	2,721	55,508
inContact Inc. (a)	5,723	19,744
Iridium Communications Inc. (a)	8,616	53,419
Leap Wireless International Inc. (a)	11,984	82,690
Neutral Tandem Inc. (a)	6,011	58,186
NTELOS Holdings Corp.	5,940	105,316
PAETEC Holding Corp. (a)	24,451	129,346
Premiere Global Services Inc. (a)	10,210	65,548
Shenandoah Telecommunications Co.	4,724	52,625
SureWest Communications	2,739	28,677
Towerstream Corp. (a)	8,280	21,197
USA Mobility Inc.	4,375	57,750
Vonage Holdings Corp. (a)	27,357	71,129

		1,853,339

Utilities (3.95%)
Allete Inc.	6,264	229,450
American States Water Co.	3,672	124,591
Artesian Resources Corp. Class A	1,186	20,767
Atlantic Power Corp.	13,473	191,182
Avista Corp.	11,295	269,386
Black Hills Corp.	7,655	234,549
Cadiz Inc. (a)	2,353	18,612
California Water Service Group	8,210	145,399
Central Vermont Public Service Corp.	2,636	92,814
CH Energy Group Inc.	3,049	159,066
Chesapeake Utilities Corp.	1,882	75,487
Cleco Corp.	11,926	407,154
Connecticut Water Service Inc.	1,678	41,984
Consolidated Water Co. Ltd.	2,737	21,568

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Dynegy Inc. (a)	20,051	$82,610
El Paso Electric Co.	8,250	264,742
Empire District Electric Co., The	8,131	157,579
Idacorp Inc.	9,701	366,504
Laclede Group Inc., The	4,413	171,004
MGE Energy Inc.	4,522	183,910
Middlesex Water Co.	3,052	52,098
New Jersey Resources Corp.	8,097	344,689
Nicor Inc.	8,936	491,569
Northwest Natural Gas Co.	5,233	230,775
NorthWestern Corp.	7,120	227,413
Ormat Technologies Inc.	3,566	57,341
Otter Tail Corp.	7,052	129,052
Pennichuck Corp.	877	24,538
Piedmont Natural Gas Company Inc.	14,085	406,916
PNM Resources Inc.	17,026	279,737
Portland General Electric Co.	14,722	348,764
SJW Corp.	2,778	60,477
South Jersey Industries Inc.	5,865	291,784
Southwest Gas Corp.	8,972	324,517
UIL Holdings Corp.	9,864	324,822
Unisource Energy Corp.	7,184	259,271
Unitil Corp.	2,128	54,647
WGL Holdings Inc.	10,031	391,911
York Water Co.	2,539	41,080

		7,599,759

Total Common Stocks
(cost $218,965,524)		188,075,944

Registered Investment Companies (0.85%)
Financials (0.85%)
Apollo Investment Corp.	38,257	287,693
Arlington Asset Investment Corp. Class A	1,286	30,928
BlackRock Kelso Capital Corp.	13,444	98,141
Capital Southwest Corp.	566	41,884
Fifth Street Finance Corp.	14,249	132,801
Gladstone Capital Corp.	4,293	29,450
Gladstone Investment Corp.	4,492	30,546
Golub Capital BDC LLC Inc.	1,902	28,245
Harris & Harris Group Inc. (a)	6,221	22,085
Hercules Technology Growth Capital Inc.	8,629	73,519
Kohlberg Capital Corp.	3,782	22,125
Main Street Capital Corp.	3,862	68,589
MCG Capital Corp.	15,155	60,014
Medallion Financial Corp.	3,038	28,253
Medley Capital Corp.	2,217	22,347
MVC Capital Inc.	4,794	50,193
New Mountain Finance Corp.	1,410	17,921
NGP Capital Resources Co.	4,191	27,409
PennantPark Investment Corp.	8,985	80,146
Prospect Capital Corp.	21,447	180,369
Solar Capital Ltd.	7,155	144,030
Solar Senior Capital Ltd.	1,608	22,978

	Shares	Value
Registered Investment Companies (Cont.)
Financials (Cont.)
THL Credit Inc.	1,806	$19,722
TICC Capital Corp.	6,201	50,662
Triangle Capital Corp.	4,296	65,385

		1,635,435

Total Registered Investment Companies
(cost $2,465,643)		1,635,435

	Principal amount	Value
Short-term Investments (1.27%)
U.S. Treasury Bill (c) 0.061%, 03/08/2012	$2,448,000	$2,447,520

Total Short-term Investments
(cost $2,447,435)		2,447,520

TOTAL INVESTMENTS (99.92%)
(cost $223,878,602)		192,158,899
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.08%)		145,263

NET ASSETS (100.00%)		$192,304,162

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

ADR - American Depository Receipts

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (a) (98.52%)
Australia (8.28%)
AGL Energy Ltd.	11,378	$156,010
Alumina Ltd.	60,921	84,951
Amcor Ltd.	30,806	203,946
AMP Ltd.	70,184	263,616
Asciano Ltd.	71,900	99,063
ASX Ltd.	4,376	127,105
Australia & New Zealand Banking Group Ltd.	64,238	1,192,334
Bendigo and Adelaide Bank Ltd.	9,012	72,997
BGP Holdings PLC (b) (c)	253,848	0
BHP Billiton Ltd.	79,631	2,636,617
BlueScope Steel Ltd.	45,968	31,697
Boral Ltd.	18,123	60,311
Brambles Ltd.	35,863	221,087
Caltex Australia Ltd.	3,404	35,084
CFS Retail Property Trust	46,988	78,849
Coca-Cola Amatil Ltd.	14,269	163,463
Cochlear Ltd.	1,394	61,796
Commonwealth Bank of Australia	38,461	1,672,655
Computershare Ltd.	11,101	79,045
Crown Ltd.	11,139	84,857
CSL Ltd.	13,041	370,225
Dexus Property Group	121,998	96,161
Echo Entertainment Group Ltd. (b)	17,309	61,137
Fairfax Media Ltd.	53,524	42,064
Fortescue Metals Group Ltd.	30,589	127,771
Foster’s Group Ltd.	48,668	247,124
Goodman Group	164,381	90,063
GPT Group	44,139	132,759
Harvey Norman Holdings Ltd.	13,901	28,563
Iluka Resources Ltd.	10,050	117,632
Incitec Pivot Ltd.	40,008	123,956
Insurance Australia Group Ltd.	52,864	153,032
James Hardie Industries SE CDI (b)	10,517	57,507
Leighton Holdings Ltd.	3,854	68,448
Lend Lease Corp. Ltd.	13,545	90,968
Lynas Corporation Ltd. (b)	39,615	40,545
Macarthur Coal Ltd.	4,066	62,175
Macquarie Group Ltd.	8,665	187,389
MAP Group	9,385	29,060
Metcash Ltd.	19,717	77,725
Mirvac Group	86,117	94,678
National Australia Bank Ltd.	53,684	1,140,320
Newcrest Mining Ltd.	19,068	628,503
Onesteel Ltd.	33,571	39,343
Orica Ltd.	9,114	204,538
Origin Energy Ltd.	26,281	336,293
OZ Minerals Ltd.	7,869	70,103
Paladin Energy Ltd. (b)	17,207	19,746
Qantas Airways Ltd. (b)	27,618	37,022
QBE Insurance Group Ltd.	27,078	332,524
QR National Ltd.	43,061	130,215
Ramsay Health Care Ltd.	3,312	60,464
Rio Tinto Ltd.	10,819	633,706
Santos Ltd.	21,402	231,621
Sims Metal Management Ltd.	3,988	47,854

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	9,500	$103,837
SP Ausnet	38,979	35,007
Stockland	60,079	167,226
Suncorp Group Ltd.	32,305	245,958
Tabcorp Holding Ltd.	17,309	42,653
Tatts Group Ltd.	30,108	64,416
Telstra Corp. Ltd.	107,959	321,526
Toll Holdings Ltd.	16,834	70,593
Transurban Group	32,703	170,028
Wesfarmers Ltd.	24,918	752,887
Wesfarmers Ltd. PPS	3,889	119,653
Westfield Group	54,252	402,317
Westfield Retail Trust	72,191	168,007
Westpac Banking Corp.	74,660	1,445,810
Woodside Petroleum Ltd.	15,546	481,672
Woolworths Ltd.	30,135	720,122
WorleyParsons Ltd.	4,831	120,541

		18,968,970

Austria (0.26%)
Erste Group Bank AG	4,648	118,542
Immoeast Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	24,135	68,233
Immofinanz AG Interim Shares (b) (c)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	49,156
OMV AG	3,817	113,619
Raiffeisen Bank International AG	1,232	35,662
Telekom Austria AG	8,376	84,534
Vienna Insurance Group AG Wiener
Versicherung Gruppe	960	36,496
VoestAlpine AG	2,771	80,102

		586,344

Belgium (0.95%)
Ageas	54,576	93,987
Anheuser-Busch InBev NV	19,839	1,053,037
Bekaert NV	980	39,898
Belgacom SA	3,718	111,897
Colruyt SA	1,901	78,973
Delhaize Group	2,557	149,480
Dexia SA (b)	14,588	27,747
Groupe Bruxelles Lambert SA	2,042	143,417
KBC GROEP NV	3,936	90,807
Mobistar SA	634	36,193
Solvay SA	1,470	138,417
UCB SA	2,537	108,119
Umicore SA	2,922	105,930

		2,177,902

Denmark (0.99%)
A P Moller-Maersk A/S Class A	14	78,363
A P Moller-Maersk A/S Class B	33	193,849
Carlsberg A/S Class B	2,633	156,030

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Coloplast A/S Class B	574	$82,714
Danske Bank A/S (b)	15,925	222,729
DSV A/S	4,999	89,944
Novo Nordisk A/S Class B	10,539	1,051,098
Novozymes A/S B Shares	1,132	160,946
Pandora A/S	1,465	9,768
TDC A/S	8,578	70,079
Tryg A/S	621	32,652
Vestas Wind Systems A/S (b)	5,136	83,236
William Demant Holding A/S (b)	588	44,228

		2,275,636

Finland (0.89%)
Elisa OYJ	3,370	68,891
Fortum OYJ	11,009	259,139
Kesko OYJ	1,687	51,904
Kone Corp. OYJ Class B	3,861	183,641
Metso OYJ	3,222	94,310
Neste Oil OYJ	3,247	28,179
Nokia OYJ	92,933	525,514
Nokian Renkaat OYJ	2,726	81,611
Orion OYJ Class B	2,451	49,354
Outokumpu OYJ	3,375	22,146
Pohjola Bank PLC	3,269	34,390
Rautaruukki OYJ	1,961	19,665
Sampo OYJ A Shares	10,433	262,051
Sanoma OYJ	2,121	24,935
Stora Enso OYJ R Shares	14,302	83,711
UPM-Kymmene OYJ	13,109	148,093
Wartsila OYJ Class B	4,038	95,815

		2,033,349

France (8.81%)
Accor SA	3,604	95,968
Aeroports de Paris (ADP)	814	61,228
Air France-KLM (b)	3,523	25,749
Air Liquide SA	7,021	819,883
Alcatel-Lucent (b)	58,442	169,452
Alstom SA	5,082	167,393
Arkema	1,320	76,435
AtoS	1,125	48,556
AXA SA	42,918	558,358
BNP Paribas SA	23,850	940,229
Bouygues SA	5,788	191,475
Bureau Veritas SA	1,306	93,882
Cap Gemini SA	3,734	124,150
Carrefour SA	14,395	327,803
Casino Guichard Perrachon SA	1,331	103,892
Christian Dior SA	1,370	153,388
Cie Generale des Etablissements Michelin Class B	4,422	264,470
CNP Assurances	3,536	52,064
Compagnie de Saint-Gobain	9,893	377,431
Compagnie Generale de Geophysique-Veritas (b)	3,660	64,465

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Credit Agricole SA	23,821	$163,825
DANONE SA	14,481	890,194
Dassault Systemes SA	1,493	105,428
Edenred	3,776	89,955
Eiffage SA	1,005	31,000
Electricite de France	6,025	174,490
Eramet	143	19,743
Essilor International SA	5,004	359,852
Eurazeo	784	32,928
European Aeronautic Defence and Space Co. NV	10,094	283,731
Eutelsat Communications	2,443	98,140
Fonciere des Regions	674	47,016
France Telecom SA	46,048	753,661
GDF Suez	30,770	914,226
Gecina SA	482	42,131
Groupe Eurotunnel SA	12,548	106,346
ICADE	551	43,050
Iliad SA	446	49,825
Imerys SA	864	43,220
JC Decaux SA (b)	1,551	38,494
Klepierre	2,449	68,649
Lafarge SA	4,981	171,192
Lagardere SCA	2,975	73,076
Legrand SA	4,764	148,515
L’Oreal SA	5,973	582,682
LVMH Moet Hennessy Louis Vuitton SA	6,309	832,790
M6 Metropole Television SA	1,626	26,363
Natixis	21,249	66,844
Neopost SA	794	58,220
Pernod Ricard SA	4,950	387,549
Peugeot SA	3,863	82,181
PPR SA	1,915	247,535
Publicis Groupe	3,114	129,967
Renault SA	4,846	160,516
Safran SA	4,206	128,665
Sanofi	27,606	1,815,833
Schneider Electric SA	12,154	650,428
SCOR SE	4,104	88,528
SES FDR	7,402	180,130
Societe BIC SA	629	53,555
Societe Generale	15,837	414,577
Societe Television Francaise 1	2,952	36,699
Sodexo	2,398	157,901
STMicroelectronics NV	15,749	102,922
Suez Environnement Co.	6,744	93,856
Technip SA	2,491	199,571
Thales SA	2,258	70,579
Total SA	52,570	2,319,356
Unibail-Rodamco SE	2,277	406,300
Vallourec SA	2,762	158,171
Veolia Environnement	8,754	127,844
Vinci SA	10,982	471,039
Vivendi	30,638	623,787

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Wendel	766	$48,004

		20,187,350

Germany (7.22%)
Adidas AG	5,248	319,372
Allianz SE Reg.	11,269	1,056,234
Axel Springer AG	996	34,280
BASF SE	22,755	1,387,268
Bayer AG	20,550	1,134,027
Bayerische Motoren Werke (BMW) AG	8,247	544,807
Beiersdorf AG	2,541	135,968
Brenntag AG	782	67,838
Celesio AG	1,992	26,214
Commerzbank AG (b)	89,233	223,633
Continental AG (b)	1,928	111,284
Daimler AG Registered Shares	22,518	1,001,475
Deutsche Bank AG Reg.	23,113	800,895
Deutsche Boerse AG	4,849	245,241
Deutsche Lufthansa AG Reg.	5,802	75,219
Deutsche Post AG	21,014	269,038
Deutsche Telekom AG	69,925	820,769
E.On AG	44,586	967,340
Fraport AG	916	53,937
Fresenius Medical Care AG & Co. KGaA	5,176	351,135
Fresenius SE & Co. KGaA	2,774	246,572
GEA Group AG	4,266	99,580
Hannover Rueckversicherung AG Reg.	1,534	69,355
HeidelbergCement AG	3,472	126,135
Henkel AG & Co. KGaA	3,283	143,886
Hochtief AG	1,066	66,583
Infineon Technologies AG	27,313	201,531
K+S AG Reg.	4,203	220,023
Kabel Deutschland Holding AG (b)	2,230	119,561
Lanxess AG	2,098	100,641
Linde AG	4,202	562,284
MAN AG	1,577	122,243
Merck KGaA	1,628	133,347
Metro AG	3,295	139,868
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,703	584,097
QIAGEN NV (b)	5,683	78,931
RWE AG	10,445	385,297
Salzgitter AG	1,012	48,569
SAP AG	22,762	1,158,181
Siemens AG Reg.	20,397	1,835,126
Suedzucker AG	1,409	40,031
ThyssenKrupp AG	9,562	234,952
TUI AG (b)	3,190	16,400
United Internet AG Reg.	2,768	46,791
Volkswagen AG	760	93,639
Wacker Chemie AG	394	34,979

		16,534,576

Greece (0.15%)
Alpha Bank AE (b)	12,196	21,274

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Bank of Cyprus Public Co. Ltd.	21,468	$33,147
Coca-Cola Hellenic Bottling Co. SA (b)	4,646	81,884
EFG Eurobank Ergasias (b)	7,690	9,412
Hellenic Telecommunications Organization SA	6,229	26,478
National Bank of Greece SA (b)	24,210	87,589
OPAP SA	5,630	56,785
Public Power Corp. SA	2,789	22,153

		338,722

Hong Kong (2.67%)
AIA Group Ltd.	208,954	594,399
ASM Pacific Technology Ltd.	4,500	43,926
Bank of East Asia Ltd.	38,425	118,013
BOC Hong Kong Holdings Ltd.	91,000	192,403
Cathay Pacific Airways Ltd.	29,000	47,329
Cheung Kong Holdings Ltd.	34,000	368,581
Cheung Kong Infrastructure Holdings Ltd.	11,000	64,085
CLP Holdings Ltd.	47,783	430,487
Esprit Holdings Ltd.	29,228	35,398
Foxconn International Holdings Ltd. (b)	53,000	27,379
Galaxy Entertainment Group Ltd. (b)	28,000	40,470
Hang Lung Group Ltd.	21,000	107,001
Hang Lung Properties Ltd.	62,000	184,470
Hang Seng Bank Ltd.	19,274	225,789
Henderson Land Development Co. Ltd.	22,926	102,928
Hong Kong & China Gas Co. Ltd.	116,861	263,044
Hong Kong Exchanges & Clearing Ltd.	25,400	368,448
Hopewell Holdings Ltd.	14,500	41,604
Hutchison Whampoa Ltd.	53,210	393,778
Hysan Development Co. Ltd.	16,000	48,474
Kerry Properties Ltd.	18,000	57,453
Li & Fung Ltd.	138,000	231,309
Lifestyle International Holdings Ltd.	14,000	35,518
Link REIT, The	55,500	175,347
MTR Corp.	36,500	109,254
New World Development Co. Ltd.	59,800	57,180
NWS Holdings Ltd.	34,500	45,649
Orient Overseas International Ltd.	5,100	20,375
PCCW Ltd.	101,000	37,564
Power Assets Holdings Ltd.	34,000	260,131
Sands China Ltd. (b)	60,800	142,252
Shangri-La Asia Ltd.	34,960	66,841
Sino Land Co. Ltd.	66,000	87,160
SJM Holdings Ltd.	40,000	70,864
Sun Hung Kai Properties Ltd.	35,000	401,520
Swire Pacific Ltd. Class A	18,000	184,948
Wharf Holdings Ltd.	37,953	187,248
Wheelock and Co. Ltd.	22,000	65,092
Wing Hang Bank Ltd.	4,500	36,320
Wynn Macau Ltd.	39,200	92,207
Yue Yuen Industrial Holdings Ltd.	18,500	47,846

		6,110,084

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (0.25%)
CRH PLC (Dublin)	17,850	$275,869
Elan Corp. PLC (b)	12,110	128,364
Kerry Group PLC Class A	3,471	121,400
Ryanair Holdings PLC (b)	10,018	44,258

		569,891

Israel (0.66%)
Bank Hapoalim B.M.	25,304	87,366
Bank Leumi Le-Israel	30,149	92,366
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	81,964
Cellcom Israel Ltd.	1,158	23,641
Delek Group Ltd.	101	15,312
Elbit Systems Ltd.	535	20,832
Israel Chemicals Ltd.	11,310	128,802
Israel Corporation Ltd., The	58	37,139
Israel Discount Bank Class A (b)	19,287	28,289
Makhteshim-Agan Industries Ltd. (b)	6,576	35,988
Mizrahi Tefahot Bank Ltd.	2,895	23,781
NICE Systems Ltd. (b)	1,480	44,540
Partner Communications Company Ltd.	2,039	19,322
Teva Pharmaceutical Industries Ltd.	23,283	862,639

		1,501,981

Italy (2.30%)
A2A SpA	25,263	31,428
Assicurazioni Generali SpA	29,074	460,422
Atlantia SpA	7,881	113,322
Autogrill SpA	2,603	26,172
Banca Carige SpA	15,801	30,559
Banca Monte Dei Paschi di Siena SpA	94,505	52,483
Banco Popolare Societa Cooperativa	41,594	68,772
Enel Green Power SpA	41,261	94,007
Enel SpA	163,603	722,178
Eni SpA	59,792	1,051,904
EXOR SpA	1,697	33,216
Fiat Industrial SpA (b)	18,877	141,053
Fiat SpA	19,472	105,130
Finmeccanica SpA	10,285	71,164
Intesa Sanpaolo	250,937	393,530
Intesa Sanpaolo RSP	23,945	30,780
Luxottica Group SpA	2,830	71,925
Mediaset SpA	17,616	55,483
Mediobanca SpA	12,206	95,825
Parmalat SpA	8,617	18,194
Pirelli & Co. SpA	5,997	42,656
Prysmian SpA	4,884	64,163
Saipem SpA	6,534	229,326
Snam Rete Gas SpA	38,911	179,637
Telecom Italia RNC SpA	151,926	147,752
Telecom Italia SpA	232,036	252,109
Tenaris SA	11,627	146,460
Terna-Rete Elettrica Nationale SpA	30,335	112,490
UBI Banca-Unione di Banche Italiane ScpA	20,407	75,546

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
UniCredit SpA	336,919	$357,259

		5,274,945

Japan (22.75%)
ABC-Mart Inc.	600	23,064
Advantest Corp.	3,980	42,901
Aeon Co. Ltd.	15,100	204,252
Aeon Credit Service Co. Ltd.	2,100	32,307
Aeon Mall Co. Ltd.	1,900	43,400
Air Water Inc.	3,000	37,081
Aisin Seiki Co. Ltd.	4,700	156,489
Ajinomoto Co. Inc.	16,000	189,006
Alfresa Holdings Corp.	1,000	41,810
All Nippon Airways Co. Ltd.	22,000	68,853
Amada Co. Ltd.	9,000	59,202
Aozora Bank Ltd.	12,000	27,629
Asahi Glass Co. Ltd.	25,000	244,081
Asahi Group Holdings Ltd.	9,800	207,656
Asahi Kasei Corp.	32,000	191,780
ASICS Corp.	4,000	54,618
Astellas Pharma Inc.	10,951	413,366
Bank of Kyoto Ltd., The	8,000	71,227
Bank of Yokohama Ltd., The	31,000	155,456
Benesse Holdings Inc.	1,700	75,310
Bridgestone Corp.	16,100	365,304
Brother Industries Ltd.	5,600	65,793
Canon Inc.	28,200	1,280,450
Casio Computer Co. Ltd.	5,900	37,356
Central Japan Railway Co.	37	322,891
Chiba Bank Ltd., The	19,000	131,783
Chiyoda Corp.	4,000	38,997
Chubu Electric Power Co. Inc.	16,700	312,777
Chugai Pharmaceutical Co. Ltd.	5,600	94,867
Chugoku Bank Ltd., The	4,000	58,906
Chugoku Electric Power Company Inc., The	7,300	128,397
Citizen Holdings Co. Ltd.	5,900	29,377
Coca-Cola West Co. Ltd.	1,400	26,855
Cosmo Oil Co. Ltd.	15,000	37,126
Credit Saison Co. Ltd.	3,800	73,267
Dai Nippon Printing Co. Ltd.	14,000	144,776
Daicel Chemical Industries Ltd.	7,000	39,851
Daido Steel Co. Ltd.	7,000	41,866
Daihatsu Motor Co. Ltd.	5,000	90,725
Dai-ichi Life Insurance Company Ltd.	220	227,405
Daiichi Sankyo Co. Ltd.	16,713	348,407
Daikin Industries Ltd.	5,700	163,261
Dainippon Sumitomo Pharma Co. Ltd.	3,700	40,664
Daito Trust Construction Co. Ltd.	1,700	155,854
Daiwa House Industry Co. Ltd.	12,000	153,652
Daiwa Securities Group Inc.	42,000	156,840
DeNA Co. Ltd.	2,300	96,350
Denki Kagaku Kogyo KK	11,000	41,938
Denso Corp.	12,000	385,765
Dentsu Inc.	4,300	136,235
East Japan Railway Co.	8,400	509,264

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Eisai Co. Ltd.	6,200	$250,161
Electric Power Development Co. Ltd.	2,980	88,058
Elpida Memory Inc. (b)	6,400	40,030
FamilyMart Co. Ltd.	1,500	57,289
Fanuc Corp.	4,800	661,180
Fast Retailing Co. Ltd.	1,300	232,826
Fuji Electric Co. Ltd.	15,000	38,830
Fuji Heavy Industries Ltd.	15,000	88,073
FUJIFILM Holdings Corp.	11,400	264,942
Fujitsu Ltd.	47,000	221,645
Fukuoka Financial Group Inc.	20,000	83,684
Furukawa Electric Co. Ltd.	15,000	40,852
Gree Inc.	2,300	70,144
GS Yuasa Corp.	9,000	42,202
Gunma Bank Ltd.	10,000	55,738
Hachijuni Bank Ltd., The	11,000	67,383
Hakuhodo DY Holdings Inc.	590	34,228
Hamamatsu Photonics K.K.	1,500	60,459
Hino Motors Ltd.	6,000	35,699
Hirose Electric Co. Ltd.	800	74,370
Hiroshima Bank Ltd., The	13,000	64,342
Hisamitsu Pharmaceutical Co. Inc.	1,500	72,073
Hitachi Chemical Co. Ltd.	2,500	41,274
Hitachi Construction Machinery Co. Ltd.	2,400	40,183
Hitachi High-Technologies Corp.	1,700	34,114
Hitachi Ltd.	112,000	555,975
Hitachi Metals Ltd.	4,000	46,061
Hokkaido Electric Power Co. Inc.	4,400	64,859
Hokuhoku Financial Group Inc.	32,000	69,918
Hokuriku Electric Power Co.	4,100	75,652
Honda Motor Co. Ltd.	40,500	1,186,442
Hoya Corp.	10,800	250,393
Ibiden Co. Ltd.	3,000	63,396
Idemitsu Kosan Co. Ltd.	500	44,791
IHI Corp.	33,000	72,753
INPEX Corp.	54	331,619
Isetan Mitsukoshi Holdings Ltd.	9,080	91,900
Isuzu Motors Ltd.	30,000	128,884
Itochu Corp.	37,100	354,521
Itochu Techno-Solutions Corp.	800	35,992
Iyo Bank Ltd., The	6,000	61,215
J. Front Retailing Co. Ltd.	11,400	54,109
Japan Petroleum Exploration Co.	700	25,445
Japan Prime Realty Investment Corp.	16	41,085
Japan Real Estate Investment Corp.	11	107,543
Japan Retail Fund Investment Corp.	40	64,312
Japan Steel Works Ltd., The	8,000	47,720
Japan Tobacco Inc.	111	519,209
JFE Holdings Inc.	11,600	234,160
JGC Corp.	5,000	122,271
Joyo Bank Ltd., The	16,000	74,436
JS Group Corp.	6,500	181,966
JSR Corp.	4,500	77,426
JTEKT Corp.	5,100	61,027

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Jupiter Telecommunications Co. Ltd.	46	$49,773
JX Holdings Inc.	55,700	312,626
Kajima Corp.	20,000	65,641
Kamigumi Co. Ltd.	6,000	53,556
Kaneka Corp.	7,000	39,598
Kansai Electric Power Company Inc., The	18,500	319,705
Kansai Paint Co. Ltd.	5,000	47,914
Kao Corp.	13,000	362,106
Kawasaki Heavy Industries Ltd.	36,000	91,803
Kawasaki Kisen Kaisha Ltd.	16,000	33,274
KDDI Corp.	73	502,558
Keikyu Corp.	12,000	110,787
Keio Corp.	15,000	107,313
Keisei Electric Railway Co. Ltd.	7,000	47,466
Keyence Corp.	1,064	291,168
Kikkoman Corp.	4,000	45,699
Kinden Corp.	3,000	25,939
Kintetsu Corp.	41,000	154,583
Kirin Holdings Co. Ltd.	20,000	261,601
Kobe Steel Ltd.	63,000	105,162
Koito Manufacturing Company Ltd.	2,000	31,640
Komatsu Ltd.	23,600	508,817
Konami Corp.	2,400	80,572
Konica Minolta Holdings Inc.	12,000	82,281
Kubota Corp.	29,000	236,497
Kuraray Co. Ltd.	8,700	118,651
Kurita Water Industries Ltd.	2,800	78,492
Kyocera Corp.	3,800	317,740
Kyowa Hakko Kirin Co. Ltd.	6,000	66,898
Kyushu Electric Power Co. Inc.	9,600	154,348
Lawson Inc.	1,400	79,247
Mabuchi Motor Co. Ltd.	600	27,867
Makita Corp.	2,700	96,100
Marubeni Corp.	40,000	223,358
Marui Group Co. Ltd.	5,600	42,104
Maruichi Steel Tube Ltd.	1,100	25,975
Mazda Motor Corp. (b)	38,000	76,864
McDonald’s Holdings Company Ltd. (Japan)	1,800	48,009
MEDIPAL HOLDINGS CORP.	3,300	33,426
MEIJI Holdings Company Ltd.	1,719	81,572
Minebea Co. Ltd.	8,000	26,857
Miraca Holdings Inc.	1,400	61,535
Mitsubishi Chemical Holdings Corp.	32,500	220,408
Mitsubishi Corp.	34,800	708,515
Mitsubishi Electric Corp.	48,000	425,177
Mitsubishi Estate Co. Ltd.	31,000	502,839
Mitsubishi Gas Chemical Co. Inc.	9,000	55,251
Mitsubishi Heavy Industries Ltd.	76,000	320,537
Mitsubishi Logistics Corp.	3,000	32,325
Mitsubishi Materials Corp.	28,000	68,181
Mitsubishi Motors Corp. (b)	99,000	131,215
Mitsubishi Tanabe Pharma Corp.	5,500	102,253
Mitsubishi UFJ Financial Group Inc.	316,660	1,453,360

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	$56,686
Mitsui & Co. Ltd.	43,300	627,212
Mitsui Chemicals Inc.	20,000	66,896
Mitsui Engineering & Shipbuilding Co. Ltd.	17,000	28,549
Mitsui Fudosan Co. Ltd.	21,000	331,741
Mitsui OSK Lines Ltd.	29,000	111,734
Mitsui Sumitomo Insurance Group Holdings Inc.	14,000	304,608
Mizuho Financial Group Inc.	565,200	827,670
Murata Manufacturing Co. Ltd.	5,100	276,901
Nabtesco Corp.	2,400	45,361
Namco Bandai Holdings Inc.	4,900	66,365
NEC Corp. (b)	64,000	130,018
NGK Insulators Ltd.	6,000	90,285
NGK Spark Plug Co. Ltd.	4,000	54,362
NHK Spring Co. Ltd.	4,000	35,343
Nidec Corp.	2,700	217,449
Nikon Corp.	8,100	191,071
Nintendo Co. Ltd.	2,500	367,344
Nippon Building Fund Inc.	13	134,580
Nippon Electric Glass Co. Ltd.	9,000	81,783
Nippon Express Co. Ltd.	22,000	93,841
Nippon Meat Packers Inc.	4,000	51,981
Nippon Paper Group Inc.	2,500	66,560
Nippon Sheet Glass Co. Ltd.	22,000	49,221
Nippon Steel Corp.	126,000	361,380
Nippon Telegraph & Telephone Corp.	11,800	565,316
Nippon Yusen Kabushiki Kaish	38,000	103,072
Nishi-Nippon City Bank Ltd., The	17,000	52,244
Nissan Motor Co. Ltd.	61,900	547,693
Nisshin Seifun Group Inc.	4,500	58,741
Nisshin Steel Co. Ltd.	18,000	32,127
Nissin Foods Holdings Co. Ltd.	1,400	56,331
Nitori Holdings Co. Ltd.	950	95,626
Nitto Denko Corp.	4,200	165,298
NKSJ Holdings Inc.	9,000	199,794
NOK Corp.	2,500	45,229
Nomura Holdings Inc.	87,800	320,199
Nomura Real Estate Holdings Inc.	2,400	36,310
Nomura Real Estate Office Fund Inc.	7	42,688
Nomura Research Institute Ltd.	2,500	57,108
NSK Ltd.	11,000	80,838
NTN Corp.	12,000	56,277
NTT Data Corp.	32	98,766
NTT DoCoMo Inc.	381	694,201
NTT Urban Development Corp.	29	21,074
Obayashi Corp.	16,000	79,031
Odakyu Electric Railway Co. Ltd.	16,000	152,083
Oji Paper Co. Ltd.	21,000	115,181
Olympus Corp.	5,300	163,578
Omron Corp.	5,100	100,156
Ono Pharmaceutical Co. Ltd.	2,000	119,329
Oracle Corp. Japan	900	31,685
Oriental Land Co. Ltd.	1,200	128,030
Orix Corp.	2,640	207,207

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Osaka Gas Co. Ltd.	46,000	$191,112
OTSUKA Corp.	400	27,572
Otsuka Holdings Co. Ltd.	6,300	172,596
Panasonic Corp.	55,000	531,588
Rakuten Inc.	182	212,038
Resona Holdings Inc.	46,200	220,426
Ricoh Co. Ltd.	17,000	142,482
RINNAI Corp.	800	66,788
Rohm Co. Ltd.	2,400	125,195
Sankyo Co. Ltd.	1,400	75,754
Santen Pharmaceutical Co. Ltd.	1,800	75,651
SBI Holdings Inc.	467	40,352
Secom Co. Ltd.	5,300	255,633
Sega Sammy Holdings Inc.	4,968	115,907
Seiko Epson Corp.	3,200	40,719
Sekisui Chemical Co. Ltd.	11,000	92,481
Sekisui House Ltd.	14,000	131,185
Seven & I Holdings Co. Ltd.	18,740	525,284
Seven Bank Ltd.	15	29,277
Sharp Corp.	25,000	210,030
Shikoku Electric Power Co. Inc.	4,500	123,711
Shimadzu Corp.	6,000	50,613
Shimamura Co. Ltd.	500	52,415
Shimano Inc.	1,700	89,983
Shimizu Corp.	14,000	61,449
Shin-Etsu Chemical Co. Ltd.	10,100	495,441
Shinsei Bank Ltd.	29,000	32,596
Shionogi & Co. Ltd.	7,500	110,966
Shiseido Co. Ltd.	8,600	166,785
Shizuoka Bank Ltd., The	14,000	146,682
Showa Denko K.K.	36,000	71,063
Showa Shell Sekiyu K.K.	4,300	30,630
SMC Corp.	1,300	190,011
Softbank Corp.	21,400	626,165
Sojitz Corp.	33,000	60,288
Sony Corp.	25,100	480,463
Sony Financial Holdings Inc.	4,200	64,124
Square Enix Holdings Co. Ltd.	1,400	25,210
Stanley Electric Co. Ltd.	3,500	52,888
SUMCO Corp. (b)	2,900	27,082
Sumitomo Chemical Co. Ltd.	40,000	154,341
Sumitomo Corp.	27,900	345,222
Sumitomo Electric Industries Ltd.	18,600	218,446
Sumitomo Heavy Industries Ltd.	14,000	71,594
Sumitomo Metal Industries Ltd.	85,000	176,177
Sumitomo Metal Mining Co. Ltd.	13,000	172,123
Sumitomo Mitsui Financial Group Inc.	33,300	938,246
Sumitomo Mitsui Trust Holdings Inc.	78,000	258,172
Sumitomo Realty & Development Co. Ltd.	9,000	173,007
Sumitomo Rubber Industries Ltd.	4,300	54,982
Suruga Bank Ltd.	5,000	48,711
Suzuken Co. Ltd.	1,640	44,110
Suzuki Motor Corp.	8,400	185,161
Sysmex Corp.	1,600	57,567
T&D Holdings Inc.	14,000	131,901

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Taisei Corp.	26,000	$71,578
Taisho Pharmaceutical Co. Ltd. (c)	3,000	22,100
Taiyo Nippon Sanso Corp.	6,000	41,775
Takashimaya Co. Ltd.	6,000	43,756
Takeda Pharmaceutical Co. Ltd.	19,500	924,851
TDK Corp.	3,100	108,139
Teijin Ltd.	23,000	82,684
Terumo Corp.	4,100	213,382
THK Co. Ltd.	2,900	48,258
Tobu Railway Co. Ltd.	25,000	117,759
Toho Co. Ltd.	2,700	47,161
Toho Gas Co. Ltd.	11,000	72,196
Tohoku Electric Power Co. Inc.	10,800	149,628
Tokio Marine Holdings Inc.	18,000	456,174
Tokyo Electric Power Company Inc., The (b)	36,200	109,438
Tokyo Electron Ltd.	4,300	195,047
Tokyo Gas Co. Ltd.	64,000	297,268
Tokyu Corp.	28,000	140,705
Tokyu Land Corp.	10,000	35,942
TonenGeneral Sekiyu KK	7,000	80,433
Toppan Printing Co. Ltd.	14,000	101,966
Toray Industries Inc.	37,000	259,116
Toshiba Corp.	100,000	407,945
Tosoh Corp.	12,000	37,602
Toto Ltd.	7,000	61,744
Toyo Seikan Kaisha Ltd.	3,800	57,508
Toyo Suisan Kaisha Ltd.	2,000	54,850
Toyoda Gosei Co. Ltd.	1,600	30,464
Toyota Boshoku Corp.	1,700	24,294
Toyota Industries Corp.	4,600	134,156
Toyota Motor Corp.	68,400	2,344,695
Toyota Tsusho Corp.	5,200	88,964
Trend Micro Inc.	2,500	78,188
Tsumura & Co.	1,500	47,826
UBE Industries Ltd.	23,000	76,435
Unicharm Corp.	2,900	139,094
Ushio Inc.	2,600	39,583
USS Co. Ltd.	520	44,214
West Japan Railway Co.	4,200	180,037
Yahoo Japan Corp.	373	115,848
Yakult Honsha Co. Ltd.	2,400	74,882
Yamada Denki Co. Ltd.	2,000	139,098
Yamaguchi Financial Group Inc.	5,000	50,533
Yamaha Corp.	4,200	45,448
Yamaha Motor Co. Ltd. (b)	6,700	88,455
Yamato Holdings Co. Ltd.	9,700	176,843
Yamato Kogyo Co. Ltd.	900	23,606
Yamazaki Baking Co. Ltd.	3,000	45,493
Yaskawa Electric Corp.	5,000	37,695
Yokogawa Electric Corp. (b)	5,400	51,080

		52,109,013

Netherlands (2.54%)
Aegon NV (b)	41,827	169,541
Akzo Nobel NV	5,732	252,938

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
ArcelorMittal	21,425	$342,303
ASML Holding NV	10,733	371,130
Corio NV	1,491	68,701
Delta Lloyd NV	2,236	35,286
Fugro NV	1,643	82,859
Heineken Holding NV	2,905	112,110
Heineken NV	6,432	288,737
ING Groep NV (b)	95,333	672,465
Koninklijke Ahold NV	28,955	340,516
Koninklijke Boskalis Westminster NV CVA	1,782	54,811
Koninklijke DSM NV	3,877	168,566
Koninklijke KPN NV	37,873	498,826
Koninklijke Philips Electronics NV	24,576	440,942
Koninklijke Vopak NV	1,674	80,008
Randstad Holding NV	2,870	91,498
Reed Elsevier NV	17,334	190,614
SBM Offshore NV	4,013	69,555
TNT Express NV	8,837	61,790
TNT NV	8,414	36,804
Unilever NV CVA	40,351	1,277,245
Wolters Kluwer - CVA	7,321	118,810

		5,826,055

New Zealand (0.13%)
Auckland International Airport Ltd.	22,515	39,135
Contact Energy Ltd. (b)	8,682	35,866
Fletcher Building Ltd.	16,252	95,052
Sky City Entertainment Group Ltd.	12,916	32,687
Telecom Corp. of New Zealand Ltd.	47,339	94,096

		296,836

Norway (0.88%)
Aker Solutions ASA	3,887	37,235
DnB NOR ASA	24,122	240,403
Gjensidige Forsikring Asa	4,494	46,397
Norsk Hydro ASA	22,479	101,957
Orkla ASA	19,359	147,152
Renewable Energy Corp. AS (b)	13,308	11,641
Seadrill Ltd.	8,140	224,796
Statoil ASA	27,828	597,130
Subsea 7 SA (b)	7,088	134,643
Telenor ASA	18,666	287,890
Yara International ASA	4,687	178,812

		2,008,056

Portugal (0.25%)
Banco Comercial Portugues SA - R (b)	71,014	18,376
Banco Espirito Santo SA Reg.	13,236	35,056
CIMPOR-Cimentos de Portugal SGPS SA	5,105	34,090
EDP Renovaveis SA (b)	5,727	31,185
Energias de Portugal SA	48,117	148,200
Galp Energia SGPS SA B Shares	5,833	106,522
Jeronimo Martins SGPS SA	5,577	87,093

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Portugal (Cont.)
Portugal Telecom SGPS SA	16,229	$119,234

		579,756

Singapore (1.70%)
Ascendas Real Estate Investment Trust	42,000	64,765
Capitaland Ltd.	62,692	116,971
Capitamall Trust	49,000	67,952
CapitaMalls Asia Ltd.	34,000	31,333
City Developments Ltd.	12,031	87,229
Comfortdelgro Corp. Ltd.	47,000	46,670
Cosco Corp. Singapore Ltd.	22,000	15,348
DBS Group Holdings Ltd.	42,667	382,597
Fraser and Neave Ltd.	23,500	103,155
Genting Singapore PLC (b)	154,400	179,280
Global Logistic Properties Ltd. (b)	44,000	55,177
Golden Agri-Resources Ltd.	166,702	77,144
Hutchison Port Holdings Trust	130,000	86,777
Jardine Cycle & Carriage Ltd.	3,015	95,804
Keppel Corp. Ltd.	35,202	206,433
Keppel Land Ltd.	18,000	35,159
Neptune Orient Lines Ltd.	22,750	18,757
Noble Group Ltd.	90,654	90,442
Olam International Ltd.	30,900	52,655
Oversea-Chinese Banking Corporation Ltd.	62,000	382,118
Sembcorp Industries Ltd.	25,200	65,042
Sembcorp Marine Ltd.	21,200	51,909
Singapore Airlines Ltd.	13,000	112,553
Singapore Exchange Ltd.	21,000	105,558
Singapore Press Holdings Ltd.	37,200	106,363
Singapore Technologies Engineering Ltd.	39,381	83,830
Singapore Telecommunications Ltd.	197,150	475,236
StarHub Ltd.	15,000	32,604
United Overseas Bank Ltd.	30,616	393,684
UOL Group Ltd.	12,461	39,273
Wilmar International Ltd.	48,000	191,005
Yangzijiang Shipbuilding Holdings Ltd.	48,000	32,057

		3,884,880

Spain (3.45%)
Abertis Infraestructuras SA	10,060	154,713
Acciona SA	637	53,700
Acerinox SA	2,419	27,184
ACS Actividades de Construccion y Servicios SA	3,570	125,809
Amadeus IT Holding SA A Shares	7,210	115,193
Banco Bilbao Vizcaya Argentaria SA	106,398	880,939
Banco Bilbao Vizcaya Argentaria SA Rights (b)	106,398	15,680
Banco de Sabadell SA	26,091	93,159
Banco Popular Espanol SA	22,877	105,543
Banco Santander SA (Madrid)	209,149	1,709,980
Bankia SA (b)	21,509	105,584
Bankinter SA	5,639	30,626

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
CaixaBank	18,523	$81,153
CaixaBank Rights (b)	18,523	1,514
Distribuidora Internacional de Alimentacion SA (b)	14,395	57,317
Enagas SA	4,514	82,960
Ferrovial SA	9,289	105,892
Fomento de Construcciones y Contratas SA	1,284	31,656
Gas Natural SDG SA	8,134	138,319
Grifols SA (b)	3,546	66,127
Iberdrola SA	97,826	661,391
Indra Sistemas SA	2,184	31,398
Industria de Diseno Textil SA	5,392	460,289
International Consolidated Airlines Group SA (b)	23,616	55,597
Mapfre SA	19,111	59,011
Mediaset Espana Comunicacion SA	4,185	23,790
Red Electrica Corporacion SA	2,728	124,312
Repsol YPF SA	19,531	515,594
Telefonica SA	101,836	1,951,666
Zardoya Otis SA	3,700	47,035

		7,913,131

Sweden (2.85%)
Alfa Laval AB	8,487	133,607
Assa Abloy AB Class B	7,841	161,324
Atlas Copco AB Class A	16,609	293,988
Atlas Copco AB Class B	9,838	154,024
Boliden AB	6,896	70,914
Electrolux AB Series B	5,897	86,721
Getinge AB B Shares	5,002	109,151
Hennes & Mauritz AB (H&M) B Shares	25,336	758,606
Hexagon AB B Shares	6,408	83,325
Holmen AB Class B	1,331	33,063
Husqvarna AB B Shares	10,537	42,574
Industrivarden AB C Shares	2,968	31,077
Investor AB B Shares	11,483	202,073
Kinnevik Investment AB B Shares	5,200	96,218
Millicom International Cellular SA SDR	1,877	187,046
Modern Times Group B Shares	1,183	47,405
Nordea Bank AB	65,238	527,979
Ratos AB B Shares	4,836	55,517
Sandvik AB	25,178	290,132
Scania AB Class B	8,093	115,628
Securitas AB Class B	7,894	57,419
Skandinaviska Enskilda Banken AB Class A	35,561	191,163
Skanska AB Class B	10,108	139,930
SKF AB B Shares	9,811	184,859
SSAB Svenskt Stal AB Series A	4,020	29,817
Svenska Cellulosa AB B Shares	14,105	171,743
Svenska Handelsbanken AB A Shares	12,215	310,825
Swedbank AB - A Shares	19,786	218,459
Swedish Match AB	5,330	175,897
Tele2 AB Class B	8,000	144,900

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Telefonaktiebolaget LM Ericsson B Shares	74,862	$718,825
TeliaSonera AB	54,068	356,471
Volvo AB B Shares	34,259	336,553

		6,517,233

Switzerland (8.52%)
ABB Ltd. Reg. (b)	54,273	928,387
Actelion Ltd. Reg. (b)	2,571	85,413
Adecco SA Reg. (b)	3,202	126,205
Aryzta AG	2,151	93,402
Baloise Holding AG Reg.	1,180	86,415
Compagnie Financiere Richemont SA Class A	13,021	580,025
Credit Suisse Group AG Reg. (b)	28,032	733,351
GAM Holding AG (b)	5,209	65,199
Geberit AG Reg. (b)	948	175,038
Givaudan SA Reg. (b)	210	163,778
Holcim Ltd. Reg. (b)	6,129	325,253
Julius Baer Group Ltd. (b)	5,231	174,810
Kuehne & Nagel International AG Reg.	1,363	152,973
Lindt & Spruengli AG	22	63,997
Lindt & Spruengli AG Reg.	3	103,629
Lonza Group AG Reg. (b)	1,147	69,111
Nestle SA Reg.	85,869	4,727,319
Novartis AG	57,880	3,233,274
Pargesa Holding SA	681	46,582
Roche Holding AG	17,422	2,813,863
Schindler Holding AG	1,226	129,960
Schindler Holding AG Reg.	543	59,186
SGS SA Reg	138	209,650
Sika AG	50	88,527
Sonova Holding AG Reg. (b)	1,163	105,525
Straumann Holding AG Reg.	197	30,825
Sulzer AG Reg.	564	57,960
Swatch Group AG Reg., The	1,093	65,144
Swatch Group AG, The	761	250,387
Swiss Life Holding AG Reg. (b)	777	85,213
Swiss Re AG (b)	8,760	410,939
Swisscom AG	579	235,555
Syngenta AG Reg. (b)	2,341	608,351
Synthes Inc. (d)	1,589	257,155
Transocean Ltd. (b)	7,969	384,221
UBS AG Reg. (b)	90,522	1,035,442
Zurich Financial Services AG (b)	3,618	753,645

		19,515,709

United Kingdom (22.02%)
3i Group PLC	24,468	71,134
Admiral Group PLC	5,073	99,515
Aggreko PLC	6,359	160,018
AMEC PLC	8,246	104,047
Anglo American PLC	32,815	1,129,198
Antofagasta PLC	10,013	142,972
ARM Holdings PLC	33,246	284,308

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Associated British Foods PLC	8,747	$150,582
AstraZeneca PLC	34,172	1,516,535
Autonomy Corp. PLC (b)	5,726	226,549
Aviva PLC	70,734	332,653
Babcock International Group PLC	9,324	95,063
BAE Systems PLC	84,356	348,404
Balfour Beatty PLC	17,065	67,503
Barclays PLC	288,006	706,294
BG Group PLC	83,957	1,606,821
BHP Billiton PLC	52,991	1,415,598
BP PLC	467,268	2,801,588
British American Tobacco PLC	49,263	2,080,145
British Land Co. PLC	21,137	155,692
British Sky Broadcasting Group PLC	28,284	291,301
BT Group PLC	193,467	518,554
Bunzl PLC	7,962	94,878
Burberry Group PLC	10,958	198,990
Cairn Energy PLC (b)	35,275	152,989
Capita Group PLC	14,999	164,279
Capital Shopping Centres Group PLC	13,962	70,797
Carnival PLC	4,528	141,141
Centrica PLC	127,946	589,781
Cobham PLC	29,099	78,768
Compass Group PLC	46,827	377,782
Diageo PLC	62,014	1,182,397
Essar Energy Ltd. PLC (b)	8,215	31,827
Eurasian Natural Resources Corp.	6,649	58,928
Experian PLC	24,814	278,553
Fresnillo PLC	4,520	110,501
G4S PLC	35,563	147,143
GKN PLC	38,488	104,504
GlaxoSmithKline PLC	127,863	2,638,464
Glencore International PLC	19,960	125,405
Hammerson PLC	17,233	100,890
HSBC Holdings PLC	441,546	3,381,931
ICAP PLC	13,524	86,203
Imperial Tobacco Group PLC	25,252	852,194
Inmarsat PLC	11,000	83,772
InterContinental Hotels Group PLC	7,280	118,050
International Power PLC	38,650	183,474
Intertek Group PLC	4,020	115,618
Invensys PLC	20,825	72,544
Investec PLC	12,188	65,942
ITV PLC (b)	93,147	85,195
J Sainsbury PLC	30,567	130,156
Johnson Matthey PLC	5,436	133,337
Kazakhmys PLC	5,398	65,942
Kingfisher PLC	59,546	228,652
Land Securities Group PLC	19,258	191,397
Legal & General Group PLC	148,146	221,259
Lloyds Banking Group PLC (b)	1,014,308	544,535
London Stock Exchange Group PLC	3,704	46,598
Lonmin PLC	3,966	64,395
Man Group PLC	44,885	116,107
Marks & Spencer Group PLC	40,026	194,908
National Grid PLC	87,267	864,991

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Next PLC	4,316	$169,208
Old Mutual PLC	137,204	222,635
Pearson PLC	20,122	354,934
Petrofac Ltd.	6,369	117,810
Prudential PLC	63,320	543,795
Randgold Resources Ltd.	2,278	221,276
Reckitt Benckiser Group PLC	15,394	779,984
Reed Elsevier PLC	29,873	228,708
Resolution Ltd.	36,579	140,166
Rexam PLC	22,159	106,556
Rio Tinto PLC	35,330	1,566,820
Rolls-Royce Holdings PLC (b)	46,746	429,724
Royal Bank of Scotland Group PLC (b)	436,069	156,002
Royal Dutch Shell PLC Class A	89,093	2,752,706
Royal Dutch Shell PLC Class B	66,842	2,079,771
RSA Insurance Group PLC	86,965	149,663
SABMiller PLC	23,711	773,667
Sage Group PLC, The	33,245	131,850
Schroders PLC	2,872	56,930
Scottish & Southern Energy PLC	23,273	467,022
SEGRO PLC	17,831	60,826
Serco Group PLC	11,902	94,156
Severn Trent PLC	5,910	141,206
Shire PLC	13,901	433,497
Smith & Nephew PLC	21,857	196,612
Smiths Group PLC	9,834	151,763
Standard Chartered PLC	58,916	1,175,432
Standard Life PLC	57,413	177,675
Tesco PLC	199,865	1,170,724
Tui Travel PLC	12,875	29,696
Tullow Oil PLC	22,084	446,629
Unilever PLC	31,890	998,926
United Utilities Group PLC	17,374	168,175
Vedanta Resources PLC	3,007	51,114
Vodafone Group PLC	1,270,662	3,274,851
Weir Group PLC, The	5,313	126,939
Whitbread PLC	4,390	107,645
William Morrison Supermarkets PLC	54,951	247,760
Wolseley PLC	7,170	177,901
WPP PLC	31,307	289,981
Xstrata PLC	51,494	650,255

		50,420,681

Total Common Stocks
(cost $258,630,437)		225,631,100

Preferred Stocks (a) (0.44%)
Germany (0.44%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	58,072
Henkel AG & Co. KGaA PFD	4,492	238,849
Porsche Automobil Holding SE PFD	3,773	179,713
ProSiebenSat.1 Media AG PFD (b)	1,931	33,954
RWE AG-Non Voting PFD	986	34,088

	Shares	Value
Preferred Stocks (Cont.)
Germany (Cont.)
Volkswagen AG PFD	3,605	$475,746

		1,020,422

Total Preferred Stocks
(cost $709,710)		1,020,422

Short-term Investments (0.06%)
State Street Institutional U.S. Government Money Market Fund	131,601	131,601

Total Short-term Investments
(cost $131,601)		131,601

TOTAL INVESTMENTS (99.02%)
(cost $259,471,748)		226,783,123
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.98%)		2,242,663

NET ASSETS (100.00%)		$229,025,786

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(e)	At September 30, 2011, cash in the amount of $226,614 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$63,042,443	27.80
Japanese Yen	52,109,013	22.98
British Pound	50,420,681	22.23
Swiss Franc	19,515,709	8.61
Australian Dollar	18,968,970	8.36
Swedish Krona	6,517,233	2.87
Hong Kong Dollar	6,110,084	2.69
Singapore Dollar	3,798,103	1.68
Danish Krone	2,275,636	1.00
Norwegian Krone	2,008,056	0.89
Israeli Shekel	1,501,981	0.66
New Zealand Dollar	296,836	0.13
United States Dollar	218,378	0.10

Total Investments	$226,783,123	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$49,936,162	21.80
Industrials	27,804,129	12.14
Consumer Staples	26,005,132	11.36
Consumer Discretionary	23,064,031	10.07
Materials	22,675,822	9.90
Health Care	22,101,717	9.65
Energy	18,487,250	8.07
Telecommunication Services	14,178,933	6.19
Information Technology	11,244,522	4.91
Utilities	11,153,824	4.87

Total Stocks	226,651,522	98.96
Short-term Investments	131,601	0.06
Cash and Other Assets, Net of Liabilities	2,242,663	0.98

Net Assets	$229,025,786	100.00%

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Shares	Value
Registered Investment Companies (99.55%)
State Farm Variable Product Trust Bond Fund (a)	2,881,370	$31,435,746
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,771,293	42,992,746

Total Registered Investment Companies
(cost $75,906,700)		74,428,492

TOTAL INVESTMENTS (99.55%)
(cost $75,906,700)		74,428,492
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.45%)		334,545

NET ASSETS (100.00%)		$74,763,037

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (59.88%)
Agriculture, Foods, & Beverage (5.46%)
Kraft Foods Inc. 5.625%, 11/01/2011	$129,000	$129,410
Pepsico Inc. 5.150%, 05/15/2012	1,000,000	1,027,575
PepsiAmericas Inc. 5.750%, 07/31/2012	500,000	521,598
General Mills Inc. 5.650%, 09/10/2012	500,000	522,046
HJ Heinz Co. 5.350%, 07/15/2013	500,000	538,647
Coca-Cola Co., The (a) 1.800%, 09/01/2016	500,000	501,445
Hershey Co. 5.450%, 09/01/2016	500,000	577,730
General Mills Inc. 5.700%, 02/15/2017	1,000,000	1,171,747
Coca-Cola Co., The 5.350%, 11/15/2017	2,000,000	2,366,134
Pepsico Inc. 5.000%, 06/01/2018	1,000,000	1,160,489
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,100,475

		9,617,296

Banks (3.02%)
Barclays Bank PLC 5.450%, 09/12/2012	1,000,000	1,025,025
Wachovia Corp. 5.700%, 08/01/2013	500,000	534,751
Mellon Funding Corp. 5.200%, 05/15/2014	500,000	546,543
US Bank NA 4.950%, 10/30/2014	500,000	544,192
Fifth Third Bank 4.750%, 02/01/2015	500,000	526,028
Wachovia Bank NA 5.600%, 03/15/2016	500,000	545,699
Wells Fargo Bank NA 5.750%, 05/16/2016	500,000	538,955
Bank of America NA 6.000%, 06/15/2016	500,000	490,006
Wachovia Corp. 5.750%, 06/15/2017	500,000	562,874

		5,314,073

Building Materials & Construction (1.74%)
Leggett & Platt Inc. 4.700%, 04/01/2013	1,000,000	1,044,093
Masco Corp. 4.800%, 06/15/2015	500,000	483,576
CRH America Inc. 6.000%, 09/30/2016	1,000,000	1,071,021
Masco Corp. 5.850%, 03/15/2017	500,000	474,354

		3,073,044

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (2.22%)
E.I. du Pont de Nemours and Co. 4.125%, 03/06/2013	$1,000,000	$1,042,131
Rohm & Haas Co. 5.600%, 03/15/2013	500,000	528,003
Praxair Inc. 5.375%, 11/01/2016	1,000,000	1,172,651
Rohm & Haas Co. 6.000%, 09/15/2017	500,000	565,176
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	609,228

		3,917,189

Commercial Service/Supply (0.58%)
Pitney Bowes Inc. 5.750%, 09/15/2017	1,000,000	1,025,316

Computers (0.68%)
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,189,755

Consumer & Marketing (3.17%)
Reed Elsevier Capital 4.625%, 06/15/2012	500,000	511,388
Kimberly-Clark Corp. 5.000%, 08/15/2013	1,000,000	1,072,137
Procter & Gamble Co., The 4.950%, 08/15/2014	1,000,000	1,117,383
Estee Lauder Co. Inc. 5.550%, 05/15/2017	1,000,000	1,142,917
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	599,178
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,137,176

		5,580,179

Electronic/Electrical Manufacturing (1.49%)
Emerson Electric Co. 5.750%, 11/01/2011	1,000,000	1,003,666
General Electric Co. 5.000%, 02/01/2013	1,000,000	1,047,330
Emerson Electric Co. 5.125%, 12/01/2016	500,000	578,336

		2,629,332

Financial Services (3.70%)
AMB Property L.P. 6.300%, 06/01/2013	1,000,000	1,048,985
JPMorgan Chase & Co. 5.375%, 01/15/2014	500,000	539,494
General Electric Capital Corp. 4.875%, 03/04/2015	500,000	533,914
5.375%, 10/20/2016	500,000	547,866
5.400%, 02/15/2017	500,000	545,079

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
John Deere Capital Corp. 5.500%, 04/13/2017	$500,000	$580,613
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	593,290
Simon Property Group Inc. 6.125%, 05/30/2018	1,000,000	1,124,356
JPMorgan Chase & Co. 4.350%, 08/15/2021	1,000,000	1,010,505

		6,524,102

Health Care (8.95%)
Johnson & Johnson 5.150%, 08/15/2012	500,000	518,180
AstraZeneca PLC 5.400%, 09/15/2012	500,000	523,177
Merck & Co. Inc. 4.375%, 02/15/2013	1,000,000	1,049,213
Becton Dickinson & Co. 4.550%, 04/15/2013	1,000,000	1,053,593
Schering-Plough Corp. 5.300%, 12/01/2013	500,000	547,148
AstraZeneca PLC 5.400%, 06/01/2014	1,000,000	1,117,304
Boston Scientific Corp. 5.450%, 06/15/2014	1,000,000	1,075,879
Merck & Co. Inc. 4.750%, 03/01/2015	500,000	561,605
Abbott Laboratories 5.875%, 05/15/2016	500,000	588,596
Baxter International Inc. 5.900%, 09/01/2016	500,000	590,725
Eli Lilly & Co. 5.200%, 03/15/2017	1,000,000	1,160,475
Wyeth 5.450%, 04/01/2017	500,000	583,924
Amgen Inc. 5.850%, 06/01/2017	500,000	595,715
Johnson & Johnson 5.550%, 08/15/2017	500,000	601,436
AstraZeneca PLC 5.900%, 09/15/2017	500,000	597,380
Schering-Plough Corp. 6.000%, 09/15/2017	500,000	609,432
Bristol-Myers Squibb Co. 5.450%, 05/01/2018	500,000	597,302
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	1,000,000	1,209,252
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,098,129
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,084,753

		15,763,218

Machinery & Manufacturing (2.74%)
Bemis Company Inc. 4.875%, 04/01/2012	500,000	507,619

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Johnson Controls Inc. 4.875%, 09/15/2013	$750,000	$801,603
Caterpillar Inc. 5.700%, 08/15/2016	500,000	588,627
Eaton Corp. 5.300%, 03/15/2017	1,000,000	1,151,534
Honeywell International Inc. 5.300%, 03/15/2017	500,000	580,563
Cooper U.S. Inc. 6.100%, 07/01/2017	1,000,000	1,188,481

		4,818,427

Media & Broadcasting (1.28%)
Thomson Reuters Corp. 5.950%, 07/15/2013	1,000,000	1,080,438
Walt Disney Co., The 5.625%, 09/15/2016	1,000,000	1,175,092

		2,255,530

Mining & Metals (3.07%)
BHP Billiton Finance USA Ltd. 5.125%, 03/29/2012	500,000	510,426
BHP Finance USA 4.800%, 04/15/2013	1,000,000	1,054,584
Barrick Gold Finance Inc. 4.875%, 11/15/2014	1,000,000	1,088,871
Alcan Inc. 5.000%, 06/01/2015	500,000	541,608
Alcoa Inc. 5.550%, 02/01/2017	1,000,000	1,045,382
BHP Billiton Finance USA Ltd. 5.400%, 03/29/2017	500,000	573,094
Rio Tinto Finance USA Ltd. 6.500%, 07/15/2018	500,000	599,950

		5,413,915

Oil & Gas (3.22%)
National Fuel Gas Co. 5.250%, 03/01/2013	1,000,000	1,049,741
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	580,620
Apache Corp. 5.625%, 01/15/2017	500,000	589,296
Shell International Finance 5.200%, 03/22/2017	500,000	581,072
Canadian National Resources 5.700%, 05/15/2017	500,000	570,943
Weatherford International Inc. 6.350%, 06/15/2017	500,000	564,756
EOG Resources Inc. 5.875%, 09/15/2017	500,000	589,704
Husky Energy Inc. 6.200%, 09/15/2017	500,000	577,734

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips 5.200%, 05/15/2018	$500,000	$576,252

		5,680,118

Retailers (5.77%)
Costco Wholesale Corp. 5.300%, 03/15/2012	1,000,000	1,021,388
Lowe’s Companies Inc. 5.600%, 09/15/2012	500,000	522,755
Walgreen Co. 4.875%, 08/01/2013	500,000	537,198
Lowe’s Companies Inc. 5.000%, 10/15/2015	1,000,000	1,128,021
Target Corp. 5.875%, 07/15/2016	1,000,000	1,188,350
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	578,388
McDonald’s Corp. 5.300%, 03/15/2017	1,000,000	1,156,118
Wal-Mart Stores Inc. 5.375%, 04/05/2017	1,000,000	1,179,634
Target Corp. 5.375%, 05/01/2017	500,000	581,448
CVS Caremark Corp. 5.750%, 06/01/2017	500,000	573,872
Wal-Mart Stores Inc. 5.800%, 02/15/2018	500,000	607,018
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,086,610

		10,160,800

Telecom & Telecom Equipment (2.46%)
Telefonica Emisiones SAU 5.855%, 02/04/2013	1,000,000	1,017,834
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	1,098,035
Verizon Communications 5.500%, 04/01/2017	1,000,000	1,139,325
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,072,874

		4,328,068

Utilities & Energy (10.33%)
Duke Energy Corp. 6.250%, 01/15/2012	500,000	507,384
MidAmerican Energy Co. 5.650%, 07/15/2012	500,000	518,343
Appalachian Power Co. 5.650%, 08/15/2012	500,000	518,758
Vectren Utility Holdings 5.250%, 08/01/2013	500,000	530,272
Union Electric Co. 5.500%, 05/15/2014	1,000,000	1,082,791
Carolina Power & Light 5.250%, 12/15/2015	1,000,000	1,145,377

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ohio Power Co. 6.000%, 06/01/2016	$1,000,000	$1,150,601
Commonwealth Edison Co. 5.950%, 08/15/2016	500,000	578,530
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	500,000	575,521
Consolidated Edison Co. NY 5.300%, 12/01/2016	1,000,000	1,158,315
Georgia Power Co. 5.700%, 06/01/2017	1,000,000	1,173,630
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,148,185
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	595,765
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,148,231
Union Electric Co. 6.400%, 06/15/2017	500,000	594,171
MidAmerican Energy Co. 5.950%, 07/15/2017	500,000	584,970
Commonwealth Edison Co. 6.150%, 09/15/2017	500,000	586,704
Florida Power Corp. 5.800%, 09/15/2017	500,000	595,234
Virginia Electric & Power 5.950%, 09/15/2017	500,000	598,453
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	591,737
Florida Power Corp. 5.650%, 06/15/2018	500,000	595,562
Pacificorp 5.650%, 07/15/2018	500,000	601,832
Appalachian Power Co. 4.600%, 03/30/2021	500,000	540,796
Southern California Edison Co. 3.875%, 06/01/2021	1,000,000	1,083,491

		18,204,653

Total Corporate Bonds
(cost $94,731,890)		105,495,015

Government Agency Securities (b) (0.91%)
Federal Home Loan Mortgage Corp. 4.500%, 07/15/2013	1,500,000	1,610,265

Total Government Agency Securities
(cost $1,483,033)		1,610,265

U.S. Treasury Obligations (35.05%)
U.S. Treasury Notes 3.875%, 02/15/2013	1,500,000	1,574,296
4.250%, 08/15/2014	5,000,000	5,546,095
4.000%, 02/15/2015	5,000,000	5,576,955
4.250%, 08/15/2015	10,000,000	11,367,190
3.250%, 03/31/2017	8,000,000	8,925,000
3.500%, 02/15/2018	10,000,000	11,358,590
2.750%, 02/15/2019	7,500,000	8,153,910

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2011

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
3.625%, 02/15/2020	$8,000,000	$9,235,000

Total U.S. Treasury Obligations
(cost $57,580,213)		61,737,036

	Shares	Value
Short-term Investments (3.43%)
JPMorgan U.S. Government Money Market Fund	6,048,772	$6,048,772

Total Short-term Investments
(cost $6,048,772)		6,048,772

TOTAL INVESTMENTS (99.27%)
(cost $159,843,908)		174,891,088
OTHER ASSETS, NET OF LIABILITIES (0.73%)		1,277,483

NET ASSETS (100.00%)		$176,168,571

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $501,445 or 0.28% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (100.06%)
Agriculture, Foods, & Beverage (10.23%)
Coca-Cola Co. (a) 0.120%, 12/16/2011	$2,052,000	$2,051,480
Nestle Cap Corp. 0.120%, 10/26/2011	1,067,000	1,066,911
Nestle Finance International Ltd. 0.130%, 11/22/2011	1,048,000	1,047,803

		4,166,194

Automotive (11.18%)
American Honda Finance Corp. 0.120%, 10/11/2011	1,125,000	1,124,962
PACCAR Financial Corp. 0.140%, 12/06/2011	1,300,000	1,299,666
Toyota Motor Credit Corp. 0.200%, 10/05/2011	2,130,000	2,129,953

		4,554,581

Chemicals (2.54%)
EI du Pont de Nemours and Co. (a) 0.170%, 12/12/2011	1,036,000	1,035,648

Computers (2.73%)
Hewlett-Packard Co. (a) 0.150%, 10/17/2011	1,113,000	1,112,926

Consumer & Marketing (5.10%)
Procter & Gamble Co., The (a) 0.100%, 10/04/2011	1,132,000	1,131,991
0.100%, 10/14/2011	946,000	945,966

		2,077,957

Financial Services (4.91%)
General Electric Capital Corp. 0.150%, 10/17/2011	2,000,000	1,999,867

Government Agency Securities (b) (24.84%)
Federal Home Loan Bank 0.010%, 10/21/2011	1,120,000	1,119,994
0.040%, 12/14/2011	1,000,000	999,918
Federal Home Loan Mortgage Corp. 0.030%, 10/06/2011	2,000,000	1,999,992
0.001%, 11/02/2011	5,000,000	4,999,996
Federal National Mortgage Association 0.035%, 01/19/2012	1,000,000	999,893

		10,119,793

Health Care (10.09%)
Johnson & Johnson (a) 0.080%, 12/19/2011	2,111,000	2,110,629
Roche Holdings (a) 0.080%, 10/24/2011	2,000,000	1,999,898

		4,110,527

	Principal amount	Value
Short-term Investments (Cont.)
Machinery & Manufacturing (4.11%)
Caterpillar Finance Service Corp. 0.130%, 11/08/2011	$1,675,000	$1,674,770

Oil & Gas (4.91%)
Chevron Corp. 0.060%, 10/13/2011	1,000,000	999,980
0.040%, 10/19/2011	1,000,000	999,980

		1,999,960

	Shares	Value
Registered Investment Companies (3.37%)
JPMorgan U.S. Government Money Market Fund	1,374,613	$1,374,613

	Principal amount	Value
Retailers (2.55%)
Wal-Mart Stores Inc. (a) 0.060%, 10/14/2011	$1,040,000	$1,039,976

U.S. Government Obligations (13.50%)
U.S. Treasury Bill 0.023%, 10/20/2011	3,000,000	2,999,964
0.005%, 11/17/2011	2,500,000	2,499,984

		5,499,948

Total Short-term Investments
(cost $40,766,760)		40,766,760

TOTAL INVESTMENTS (100.06%)
(cost $40,766,760)		40,766,760
LIABILITIES, NET OF OTHER ASSETS (-0.06%)		(26,405)

NET ASSETS (100.00%)		$40,740,355

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of September 30, 2011. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of September 30, 2011:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$31,852,756	$—	$—	$31,852,756
Short-term Investments	370,186	—	—	370,186
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	33,743,222	—	—	33,743,222
Registered Investment Companies	146,705	—	—	146,705
Short-term Investments	625,764	—	—	625,764
International Equity Fund					—	(6,685)	—	(6,685)
Common Stocks (a)	—	30,130,941	—	30,130,941
Preferred Stocks (a)	—	963,905	—	963,905
Short-term Investments	833,981	—	—	833,981
Large Cap Index Fund					(76,503)	—	—	(76,503)
Common Stocks (a)	410,982,345	—	—	410,982,345
Short-term Investments	—	2,679,475	—	2,679,475
Small Cap Index Fund					(212,033)	—	—	(212,033)
Common Stocks (a)	188,075,944	0	0	188,075,944
Registered Investment Companies	1,635,435	—	—	1,635,435
Short-term Investments	—	2,447,520	—	2,447,520
International Index Fund					24,979	—	—	24,979
Common Stocks (a)	—	225,631,100	0	225,631,100
Preferred Stocks (a)	—	1,020,422	—	1,020,422
Short-term Investments	131,601	—	—	131,601
Balanced Fund					—	—	—	—
Registered Investment Companies	74,428,492	—	—	74,428,492

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds	$—	$105,495,015	$—	$105,495,015
Government Agency Securities	—	1,610,265	—	1,610,265
U.S. Treasury Obligations	—	61,737,036	—	61,737,036
Short-term Investments	6,048,772	—	—	6,048,772
Money Market Fund					—	—	—	—
Short-term Investments	1,374,613	39,392,147	—	40,766,760
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2010, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On September 30, 2011, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2011 at $31,094,846 were transferred from Level 1 to Level 2 in the International Equity Fund and $226,651,522 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund. For the remaining Funds, there were no significant transfers of securities between Level 1 and Level 2 as of September 30, 2011 as compared to December 31, 2010.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2010	$4,130
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,752
Purchases	—
Sales	—
Transfers in (a)	—
Transfers out (a)	(9,882)

Balance as of September 30, 2011	$0

(a) Using the end of the reporting period method for determining when transfers between levels are recognized

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2010 or for the period ended September 30, 2011. The remaining Funds did not hold any Level 3 securities as of December 31, 2010, or for the period ended September 30, 2011.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

As of September 30, 2011, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$33,773,438	$2,802,277	$(4,352,773)	$(1,550,496)
Small/Mid Cap Equity Fund	36,319,927	3,537,408	(5,341,644)	(1,804,236)
International Equity Fund	35,748,701	1,326,674	(5,146,548)	(3,819,874)
Large Cap Index Fund	476,999,123	90,100,736	(153,438,039)	(63,337,303)
Small Cap Index Fund	224,022,990	32,712,010	(64,576,101)	(31,864,091)
International Index Fund	261,510,155	48,242,709	(82,969,741)	(34,727,032)
Balanced Fund	75,907,588	1,946,124	(3,425,220)	(1,479,096)
Bond Fund	159,843,908	15,096,872	(49,692)	15,047,180
Money Market Fund	40,766,760	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund, Small Cap Index Fund, and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $205,787 during 2010 and realized gains of $146,991 during 2010 as ordinary income for federal income tax purposes. The Small Cap Index Fund recognized unrealized appreciation (depreciation) of $(206) during 2010 and realized gains of $665 during 2010 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of $117,674 during 2010 and realized gains of $116,603 during 2010 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2010, was $455,386 for the International Equity Fund and $1,938,038 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In order to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Equity Fund engaged in portfolio hedging in order to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling foward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for reporting periods beginning after December 15, 2011. This update changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. They also clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. At this time, the Trust’s management is evaluating the impact these amendments may have on the Trust’s notes to schedules of investments, if any.

3.	Futures and foreign currency contracts

As of September 30, 2011, the International Equity Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund

Foreign Amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
3,782	British Pound	State Street Bank and Trust Company	10/05/2011	(5,902)	$—	$(4)
5,161	Euro	State Street Bank and Trust Company	10/04/2011	(6,920)	—	(5)
6,105	Euro	State Street Bank and Trust Company	10/05/2011	(8,185)	—	(6)
10,308,860	Japanese Yen	State Street Bank and Trust Company	10/11/2011	(132,872)	797	—
28,754,194	Japanese Yen	State Street Bank and Trust Company	10/11/2011	(366,746)	6,091	—
94,074,342	Japanese Yen	State Street Bank and Trust Company	10/11/2011	(1,203,797)	16,004	—
6,363	Swiss Franc	State Street Bank and Trust Company	10/05/2011	(7,023)	—	(2)
(133,137,396)	Japanese Yen	State Street Bank and Trust Company	10/11/2011	1,648,093	—	(78,214)
(80,000)	Swiss Franc	State Street Bank and Trust Company	08/16/2012	103,667	14,685	—
(80,000)	Swiss Franc	State Street Bank and Trust Company	08/17/2012	102,783	13,799	—
(80,000)	Swiss Franc	State Street Bank and Trust Company	08/20/2012	101,594	12,603	—
(21,000)	Swiss Franc	State Street Bank and Trust Company	09/06/2012	26,706	3,335	—
(15,000)	Swiss Franc	State Street Bank and Trust Company	08/13/2012	20,915	4,232	—

				Total	$71,546	$(78,231)

The International Index Fund had no open forward foreign currency contracts at September 30, 2011.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2011:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	50	$2,891,503	$2,815,000	Long	December ‘11	$(76,503)

Small Cap Index Fund	Russell 2000 Index Mini	36	2,521,433	2,309,400	Long	December ‘11	$(212,033)

International Index Fund	TOPIX Index	5	482,847	491,054	Long	December ‘11	8,207
International Index Fund	DJ Euro Stoxx 50	22	598,721	635,470	Long	December ‘11	36,749
International Index Fund	FTSE 100 Index	7	563,061	555,669	Long	December ‘11	(7,392)
International Index Fund	E-Mini MSCI EAFE Index	4	276,075	269,320	Long	December ‘11	(6,755)
International Index Fund	ASX SPI 200 IDX	3	296,140	290,310	Long	December ‘11	(5,830)

Total							$24,979

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date November 23, 2011

BY	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date November 23, 2011